Filed electronically with the Securities and
                    Exchange Commission on February 27, 1996

                                                           File No. 2-14400
                                                           File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                       --

         Post-Effective Amendment No.  47
                                       --

                                                    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     27

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY   10154
                       -----------------------------   -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code:   (617) 295-2567
                                                             --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)
 --------

    X     on March 1, 1996 pursuant to paragraph (b)
 --------

          60 days after filing pursuant to paragraph (a)(i)
 --------

          on ________________________ pursuant to paragraph (a)(i)
 --------

          75 days after filing pursuant to paragraph (a)(ii)
 --------

 on ________________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following:

            this post-effective amendment designates a new effective date
--------    for a previously filed post-effective amendment

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on December 28, 1995.

                     SCUDDER INTERNATIONAL FUND, INC.

     Calculation of Registration Fee under the Securities Act of 1933


                                     Proposed       Proposed
     Title of                         Maximum        Maximum
    Securities         Amount        Offering       Aggregate      Amount of
      Being             Being        Price Per      Offering     Registration
    Registered       Registered      Share (1)     Price (1,2)      Fee (2)
    ----------       ----------     ----------     ----------     ----------
Shares of Capital
Stock, $.001 par
value:
Scudder Latin
America Fund          1,125,799       $19.23        $290,000        $100.00

Scudder Pacific
Opportunities Fund    3,827,695       $16.84        $290,000        $100.00
                                                                    -------
                                                                    $200.00


This Post-Effective Amendment No. 47 seeks to register 1,125,799 and 3,827,695 additional shares of Scudder Latin America Fund and Scudder Pacific Opportunities Fund, respectively, under the Securities Act of 1933.

(1) Computed under Rule 457(d) on the basis of the net asset value per share of registrant's shares of beneficial interest at the close of business on February 15, 1996. The above calculation shall not be deemed a representation as to the actual offering price.

(2) Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                                                               Scudder Pacific
                                               Scudder Latin    Opportunities
                                                America Fund        Fund
(a)  Total number of shares redeemed during
     previous fiscal year                        13,745,269       18,197,555

(b)  Total number of shares included in (a)
     previously used under Rule 24e-2 this
     fiscal year                                          0                0

(c)  Total number of shares included in (a)
     previously used under Rule 24f-2(c) this
     fiscal year                                 12,634,551       14,387,081

(d)  Total number of shares included in (a)
     being used to reduce maximum aggregate
     offering price in this Post-Effective
     Amendment                                    1,110,718        3,810,474



                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER INTERNATIONAL FUND
                              CROSS-REFERENCE SHEET

                                        Items Required By Form N-1A
                                        ---------------------------

PART A
------

     Item No.       Item Caption                    Prospectus Caption
     --------       ------------                    ------------------

        1.          Cover Page                      COVER PAGE

        2.          Synopsis                        EXPENSE INFORMATION

        3.          Condensed Financial             FINANCIAL HIGHLIGHTS
                    Information                     DISTRIBUTION AND PERFORMANCE INFORMATION

        4.          General Description of          INVESTMENT OBJECTIVE AND POLICIES
                    Registrant                      WHY INVEST IN THE FUND?
                                                    INTERNATIONAL INVESTMENT EXPERIENCE
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    INVESTMENT RESULTS
                                                    FUND ORGANIZATION

        5.          Management of the Fund          FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser, Transfer agent
                                                    DIRECTORS AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

       5A.          Management's Discussion of      NOT APPLICABLE
                    Fund Performance

        6.          Capital Stock and Other         DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                    Securities                           gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                         Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.          Purchase of Securities Being    PURCHASES
                    Offered                         FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share price, Processing time, Minimum balances, Third party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.          Redemption or Repurchase        EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.          Pending Legal Proceedings       NOT APPLICABLE



                             Cross Reference-Page 1



                           SCUDDER INTERNATIONAL FUND
                                   (continued)

PART B
------

                                                      Caption in Statement of
    Item No.        Item Caption                      Additional Information
    --------        ------------                      ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION


       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage and Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS




                             Cross Reference-Page 2

                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER LATIN AMERICA FUND
                              CROSS-REFERENCE SHEET

                                       Items Required By Form N-1A
                                       ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      LATIN AMERICAN INVESTMENT EXPERIENCE
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      DIRECTORS AND OFFICERS
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax Information
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      SHAREHOLDER BENEFITS--Dividend Reinvestment Plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 3


                           SCUDDER LATIN AMERICA FUND
                                   (continued)

PART B
------


                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage and Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 4


                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER PACIFIC OPPORTUNITIES FUND
                              CROSS-REFERENCE SHEET

                                        Items Required By Form N-1A
                                        ---------------------------
PART A
------


     Item No.        Item Caption                 Prospectus Caption
     --------        ------------                 ------------------

        1.           Cover Page                   COVER PAGE

        2.           Synopsis                     EXPENSE INFORMATION

        3.           Condensed Financial          FINANCIAL HIGHLIGHTS
                     Information                  DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                   WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  FUND ORGANIZATION

        5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  DIRECTORS AND OFFICERS
                                                  SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion      NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                        gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax Information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                       Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

        7.           Purchase of Securities       PURCHASES
                     Being Offered                FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                       Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase     EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings    NOT APPLICABLE




                             Cross Reference-Page 5


                                     SCUDDER PACIFIC OPPORTUNITIES FUND
                                                (continued)

PART B
------


                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage and Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 6




                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER GREATER EUROPE GROWTH FUND
                              CROSS-REFERENCE SHEET

                                        Items Required By Form N-1A
                                        ---------------------------
PART A
------


   Item No.      Item Caption                     Prospectus Caption
   --------      ------------                     ------------------

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              FINANCIAL HIGHLIGHTS
                 Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           FINANCIAL HIGHLIGHTS
                                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  DIRECTORS AND OFFICERS
                                                  SHAREHOLDER BENEFITS--A team approach to investing

      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                    Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 7


                       SCUDDER GREATER EUROPE GROWTH FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage and Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 8



                                      SCUDDER INTERNATIONAL FUND, INC.
                                    SCUDDER EMERGING MARKETS GROWTH FUND
                                           CROSS-REFERENCE SHEET

                                        Items Required By Form N-1A
                                        ---------------------------
PART A
------


   Item No.      Item Caption                     Prospectus Caption
   --------      ------------                     ------------------

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              FINANCIAL HIGHLIGHTS
                 Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  DIRECTORS AND OFFICERS
                                                  SHAREHOLDER BENEFITS--A team approach to investing

      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                    Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE



                             Cross Reference-Page 9



                      SCUDDER EMERGING MARKETS GROWTH FUND
                                   (continued)

PART B
------


                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage and Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                            Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS




                            Cross Reference-Page 10

Scudder Latin America Fund


Prospectus

March 1, 1996



A pure no-load(TM) (no sales charges) mutual fund which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

This prospectus sets forth concisely the information about Scudder Latin America Fund, a series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 4.

  Expense information

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Latin America Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.
1)   Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.
     Sales commissions to purchase shares (sales load)        NONE
     Commissions to reinvest dividends                        NONE
     Deferred sales charge                                    NONE
     Redemption fees payable to the Fund                      2.00%*
     Exchange fees payable to the Fund                        2.00%*


2) Annual Fund operating expenses: (after state imposed expense limitation) paid by the Fund before it distributed its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.
     Investment management fee                                %**
     12b-1 fees                                               NONE
     Other expenses                                           %
     Total Fund operating expenses                            2.08%**


 Example
 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.

     1 Year          3 Years           5 Years             10 Years

     $22             $66               $114                $254


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


* There is a 2% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year, this fee is waived for all shares purchased through certain retirement plans. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Exchanging and redeeming shares."

 ** For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee. Without the state imposed expense limitation, the total annualized expenses of the Fund would have been 2.11% (of which 1.25% would have consisted of investment management fees) for the fiscal year.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                                For the Period
                                                                                                               December 8, 1992
                                                                                                                (Commencement
                                                                                 Years Ended October 31,        of operations)
                                                                                -------------------------        to October 31,
                                                                                  1995            1994                1993
                                                                                -------------------------       ---------------
Net asset value, beginning of period .........................................  $24.44             $18.41            $12.00
                                                                                ------             ------            ------
Income from investment operations:
        Net investment income (loss) (a) .....................................     .09               (.03)              .03
        Net realized and unrealized gain (loss)  on investment transactions ..   (7.58)              6.18              6.38
                                                                                ------             ------            ------
Total from investment operations .............................................   (7.49)              6.15              6.41
                                                                                ------             ------            ------
Less distributions:
        In excess of net investment income ...................................      --               (.06)               --
        From net realized gains on investment transactions ...................    (.73)              (.06)               --
                                                                                ------             ------            ------
Total distributions ..........................................................    (.73)              (.12)               --
                                                                                ------             ------            ------
Net asset value, end of period ...............................................  $16.22             $24.44            $18.41
                                                                                ======             ======            ======
TOTAL RETURN (%) .............................................................  (30.96)             33.43             53.42(b)**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .......................................     519                809               261
Ratio of operating expenses, net to average daily net assets (%) (a) .........    2.08               2.01              2.00*
Ratio of net investment income (loss) to average daily net assets (%) ........     .52               (.20)              .44*
Portfolio turnover rate (%) ..................................................    39.5               22.4               4.6*

(a)   Reflects a per share amount of management fee not imposed
      by the Adviser of ......................................................  $  .01             $  .01            $  .04
      Operating expense ratio including management fee not imposed (%) .......    2.11               2.05              2.69*
(b)   Total return does not reflect the effect of the applicable redemption fees.
 *    Annualized
**    Not annualized


  A message from Scudder's chairman



Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                  /s/Daniel Pierce


  Scudder Latin America Fund


   Investment objective

o    long-term  capital   appreciation   through  investment  primarily  in  the
     securities of Latin American issuers

   Investment characteristics

o convenient, low-cost access to emerging investment opportunities in Latin America

o professional management of a broad range of equity securities, debt securities and other investments in a rapidly growing region of the world

o    above-average investment risk


  Contents


Investment objective and policies                      5

Why invest in the Fund?                                7

Latin American investment experience                   7

Additional information about policies
   and investments                                     7

Risk factors                                           9

Distribution and performance information              12

Fund organization                                     13

Purchases                                             14

Exchanges and redemptions                             15

Transaction information                               16

Shareholder benefits                                  20

Directors and Officers                                23

Investment products and services                      24

How to contact Scudder                                25

  Investment objective and policies


Scudder Latin America Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.


The Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. A 2% redemption and exchange fee, described more fully below, may be payable to the Fund for the benefit of remaining shareholders on shares held less than one year. Please refer to "Transaction information--Exchanging and redeeming shares" for more information.


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.


Investments

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. For purposes of this prospectus, Latin America is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.


Although the Fund may participate in markets throughout Latin America, under present conditions the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico and Peru. In the opinion of the Adviser, these five countries offer the most developed capital markets in Latin America. The Fund may invest in other countries in Latin America when the Adviser deems it appropriate. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities and may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities. Capital appreciation in debt securities may arise from a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Receipt of income from such debt securities is incidental to the Fund's objective of long-term capital appreciation. Most debt securities in which the Fund invests are not rated. When debt securities are rated, it is expected that such ratings will generally be below investment grade; that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's ("S&P"). For more information about the debt securities in which the Fund may invest, including risks, please see "Additional information about policies and investments."

The Fund may invest up to 35% of its total assets in the equity securities of U.S. and other non-Latin American issuers. In evaluating non-Latin American investments, the Adviser seeks investments where an issuer's Latin American business activities and the impact of developments in Latin America may have a positive effect on the issuer's business results.

In selecting companies for investment, the Fund typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

The allocation between equity and debt, and among countries in Latin America, varies based on a number of factors, including?: expected rates of economic and corporate profit growth; past performance and current and comparative valuations in Latin American capital markets; the level and anticipated direction of interest rates; changes or anticipated changes in Latin American government policy; and the condition of the balance of payments and changes in the terms of trade. The Fund, in seeking undervalued markets or individual securities, also considers the effects of past economic crises or ongoing financial and political uncertainties.


To provide for redemptions, or in anticipation of investment in Latin American securities, the Fund may hold cash or cash equivalents (in U.S. dollars or foreign currencies) and other short-term securities, including money market securities denominated in U.S. dollars or foreign currencies. In addition, to provide for redemptions or distributions, the Fund may borrow from banks in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes. The Fund may assume a defensive position when, due to political or other factors, the Adviser determines that opportunities for capital appreciation in Latin American markets would be significantly limited over an extended period or that investing in those markets poses undue risk to investors. The Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash and money market instruments or invest all or a portion of its assets in securities of U.S. or other non-Latin American issuers when the Adviser deems such a position advisable in light of economic or market conditions. The Fund may also invest in closed-end investment companies investing primarily in Latin America. In addition, the Fund may invest in loan participations and assignments, when-issued securities, convertible securities and repurchase agreements and may engage in strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.


  Why invest in the Fund?

The Fund seeks to take advantage of evolving economic and political trends in Latin America. These trends are largely a result of efforts by Latin American governments to institute democratic and market-oriented economic reforms.

Although the pace and success in accomplishing these objectives vary significantly throughout Latin America, there has been a general trend in recent years towards reducing government's role in economic affairs and creating a business environment conducive to investment and growth. To take better advantage of Latin America's abundant natural resources and other strengths, many countries in the region have established policies to control inflation, reduce government deficits and external debt, stabilize currency exchange rates, reduce taxes and interest rates, and modernize and open securities markets. Governments have also privatized state-owned enterprises, including telephone companies, utilities, banks, petrochemical concerns and railroads, and are beginning to invest heavily in infrastructure, which is necessary for a strong economy. In some Latin American countries these initiatives have already led to more stable economic conditions, stronger economic growth, reduction of capital outflows, and increased interest by foreign investors in Latin America, all of which have helped boost capital market returns in recent years.

Investors should be aware that participation in the Fund involves special considerations and risks not typically associated with a mutual fund investing principally in the securities of U.S. issuers. However, for investors who can accept the risks of Latin American investing and have a long-term investment horizon, the Fund offers the potential for substantial capital appreciation over time. See "Additional information about policies and investments--Risk factors."

The Fund is the first pure no-load fund to invest in Latin America. In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

  Latin American investment
  experience


The Adviser has been active in international investment for over 40 years. The Adviser manages a number of offshore and U.S. investment companies that invest in all or select regions of Latin America, including three closed-end funds trading on the New York Stock Exchange: The Argentina Fund, Inc., The Brazil Fund, Inc., and The Latin America Dollar Income Fund, Inc.

  Additional information about policies and investments


Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

The Fund may not invest more than 25% of its total assets in securities of companies in the same industry.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets in securities which are not readily marketable, in restricted securities or in repurchase agreements maturing in more than seven days.


A complete description of these and other policies and restrictions is contained
under   "Investment   Restrictions"   in  the  Fund's  Statement  of  Additional
Information.

Loan participations and assignments

The Fund may invest in fixed and floating rate loans arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("lenders"). Generally, the Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

When investing in a participation, the Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, the Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund's obligations may differ from, and be more limited than, those held by the assigning lender.

Loan participations and assignments may be illiquid. Please refer to "Risk factors--Illiquid investments" for more information.

When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt
securities.   Please  see  "Risk   factors--Repurchase   agreements"   for  more
information.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin
American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.


The portion of the Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years. As such, direct investments in Chile will be limited by the Fund's nonfundamental policy of not investing more than 10% of total assets in securities which are not readily marketable.


Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

The Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, it generally will not be possible to reduce the Fund's Latin American currency risk through hedging. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Debt securities. The Fund may invest in debt securities which are unrated, rated or the equivalent of those rated below investment grade (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P, and may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Borrowing. Although the principal of the Fund's borrowing will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Distribution and performance information


Dividends and capital gains distributions


The Fund intends to distribute any dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. Distributions are not subject to the 2% redemption fee, whether paid in cash or reinvested. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information


From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.



  Fund organization


Scudder Latin America Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

The Fund pays the Adviser an annual fee of 1.25% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.


For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee, maintaining the annualized expenses for the Fund at 2.08% and, accordingly, received an investment management fee of ___% of the Fund's average daily net assets.


All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder,  Stevens & Clark,  Inc., is located at 345 Park Avenue,  New York,  New
York.

(Continued on page 16)

  Purchases

 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.


 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:

                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612

                     o  By  Wire             Please  see   Transaction information--Purchasing shares--
                                             By wire  following  these  tables  for details,  including  the  ABA
                                             wire transfer    number.    Then    call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate
 shares              plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete Fund name, to
 Scudder Funds."                             the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing  shares--
                                             By wire  following  these tables for details, including the ABA wire transfer number.

                     o  In  Person           Visit  one of our Funds Centers   to  make  an   additional
                                             investment  in  your  Scudder  fund account. Funds Center
                                             locations are listed under Shareholder benefits.


                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By  telephone  order for more details.


                     o  By Automatic         You may arrange to make  investments  on a regular  basis
                        Investment   Plan    through automatic  deductions from your bank checking account.
                        ($50 minimum)        Please call 1-800-225-5163 for more information and an
                                             enrollment form.


  Exchanges and redemptions


 Exchanging shares   Minimum  investments:   $1,000  to  establish  a  new account;  $100  to  exchange  among existing  accounts

                     o By Telephone    To  speak  with  a  service  representative,  call 1-800-225-5163 from
                                       8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                       Information Line, call 1-800-343-2890 (24 hours a day).


 There may be a      o By Mail          Print or type your instructions and include:
 2% fee payable        or Fax            -   the name of the Fund and the account number you are exchanging from;
 to the Fund for                         -   your name(s) and address as they appear on your account;
 exchanges of                            -   the dollar amount or number of shares you wish to exchange;
 shares held less                        -   the name of the Fund you are exchanging into; and
 than one year.                          -   your signature(s) as it appears on your account and a daytime telephone number.

                                       Send your instructions

                                       by regular mail to:   or   by express, registered,    or  by fax to:
                                                                  or certified mail to:

                                       The Scudder Funds          Scudder Shareholder            1-800-821-6234
                                       P.O. Box 2291              Services Center
                                       Boston, MA 02107-2291      42 Longwater Drive
                                                                  Norwell, MA 02061-1612

 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------

 Redeeming shares   o By  Telephone    To  speak  with a service representative, call 1-800-225-5163 from  8  a.m.  to 8  p.m. eastern  time  or  to  access  SAIL(TM), Scudder's
                                       Automated   Information  Line, call 1-800-343-2890 (24 hours a day).
                                       You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds  of up to  $50,000  sent to your address of record.


 There may be a     o By Mail          Send your instructions for redemption to the appropriate address or fax number
 2% fee payable       or Fax           above and include:
 to the Fund for                         -   the name of the Fund and account number you are redeeming from;
 redemption of                           -   your name(s) and address as they appear on your account;
 shares held less                        -   the dollar amount or number of shares you wish to redeem; and
 than one year.                          -   your signature(s) as it appears on your account and a daytime telephone number.

                                       A signature guarantee is required for redemptions over $50,000. See
                                       Transaction information--Redeeming shares following these tables.

                    o By  Automatic    You may arrange to receive  automatic  cash payments periodically.
                      Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                      Plan

(Continued from page 13)

Transfer agent


Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.



  Transaction information


Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.


By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:


        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Exchanging and redeeming shares


Upon the redemption or exchange of shares held less than a year, a fee of 2% of the lower of the cost or the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, this fee waiver does not apply to IRA and SEP-IRA accounts. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. The fee applies to redemptions from the Fund and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Fund's Statement of Additional Information for a more detailed description of the redemption fee.


Exchanges. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redemptions by telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions. You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.


If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. There may be a 2% fee payable to the Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.


Processing time


All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.


Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more you should notify Scudder Investor Relations by calling 1-800-225-5163.


The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the 2% redemption fee.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National

Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


  Shareholder benefits


Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Latin America Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager Edmund B. Games, Jr. has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1992. Mr. Games joined Scudder's equity research area in 1960 and has focused on Latin American stocks since 1988. Tara C. Kenney, Portfolio Manager, assists with the Fund's research and investment strategy. Ms. Kenney, who joined the Fund's team in 1996, has nine years of financial industry experience. Paul Rogers, Portfolio Manager, also joined the Fund's team in 1996 and is primarily responsible for research on Latin American corporations. Mr. Rogers joined Scudder in 1994 and has over 10 years of investment experience.


SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters


Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

  o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

  o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

  o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

  o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.


  o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

  o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

  Directors and Officers


Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant


Keith R. Fox
    Director; President, Exeter Capital Management Corporation


William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art


Dr. Wilson Nolen
    Director; Consultant


Juris Padegs*
    Director, Vice President and Assistant Secretary

Daniel Pierce*
    Director


Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University Graduate School of Business


Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business


Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Elizabeth J. Allan*
    Vice President


Carol L. Franklin*
    Vice President

Edmund B. Games, Jr.*
    Vice President

Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President



Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

* Scudder, Stevens & Clark, Inc.

  Investment products and services



    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund

 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------


For complete information on any of the above Scudder funds, including management fees and expenses,  call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state and local  taxes.  *Not  available in all states. +++A no-load  variable  annuity  contract provided by Charter  National  Life  Insurance  Company and its  affiliate,  offered by  Scudder's  insurance  agencies,
1-800-225-2470.  #These funds, advised by Scudder,  Stevens & Clark, Inc., are traded on various stock exchanges.  ++For information on Scudder Treasurers  Trust(TM),  an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.

  How to contact Scudder


 Account Service and Information:                            Please address all correspondence to:


 For existing account service    Scudder Investor                     The Scudder Funds
 and transactions                Relations                            P.O. Box 2291
                                 1-800-225-5163                       Boston, Massachusetts
                                                                      02107-2291

 For personalized  information   Scudder  Automated
 about your Scudder  accounts;   Information   Line
 exchanges and redemptions; or   (SAIL)
 information on any              1-800-343-2890
 Scudder fund


 Investment Information:                                     Or Stop by a Scudder Funds Center:

 To receive information about    Scudder Investor            Many shareholders enjoy the personal,  one-on-one
 the Scudder funds, for          Relations                   service of the Scudder Funds Centers. Check for a
 additional applications and     1-800-225-2470              Funds Center near you--they can be found in the
 prospectuses, or for                                        following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined             Boca Raton      New York
 403(b) plans                    Contribution                Boston          Portland, OR
                                 Services                    Chicago         San Diego
                                 1-800-323-6105              Cincinnati      San Francisco
                                                             Los Angeles     Scottsdale

 For information on Scudder Treasurers Trust(TM),  an        For information on Scudder Institutional  Funds*,
 institutional cash management service for corporations,     funds designed to meet the broad investment
 non-profit   organizations  and  trusts  which  utilizes    management and service needs of banks and other
 certain  portfolios  of Scudder  Fund,  Inc.*  ($100,000    institutions, call:  1-800-854-8525.
 minimum), call: 1-800-541-7703.


 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder
 Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

This prospectus sets forth concisely the information about Scudder Pacific Opportunities Fund, a series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents -- see page 4.

Scudder
Pacific
Opportunities
Fund


Prospectus
March 1, 1996


A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

Expense information


 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Pacific Opportunities Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)    NONE
     Commissions to reinvest dividends                    NONE
     Redemption fees                                      NONE*
     Fees to exchange shares                              NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributed its net investment income, expressed as a percentage of the fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee                            1.10%
     12b-1 fees                                           NONE
     Other expenses                                       0.64%
     Total Fund operating expenses                        1.74%


 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


             1 Year         3 Years       5 Years        10 Years
            ------         -------       -------        --------
             $18             $55           $94            $205


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                          For the Period
                                                                                                         December 8, 1992
                                                                               Years Ended October 31,    (Commencement
                                                                                ---------------------   Of Operations) To
                                                                                 1995           1994     October 31, 1993
                                                                               -------        -------    ----------------

Net asset value, beginning of period ...................................       $ 17.57        $ 16.21        $ 12.00
                                                                               -------        -------        -------
Income from investment operations:
      Net investment income (a) ........................................           .10            .04            .04
      Net realized and unrealized gain (loss) on investment
      transactions......................................................         (1.98)          1.41           4.17
                                                                               -------        -------        -------
Total from investment operations .......................................         (1.88)          1.45           4.21
                                                                               -------        -------        -------
Less distributions from:
      Net investment income ............................................          (.10)          (.08)            --
      Net realized gains on investment transactions ....................            --           (.01)            --
                                                                               -------        -------        -------
Total distributions ....................................................          (.10)          (.09)            --
                                                                               -------        -------        -------
Net asset value, end of period .........................................       $ 15.59        $ 17.57        $ 16.21
                                                                               =======        =======        =======
TOTAL RETURN (%) .......................................................        (10.73)          8.97          35.08**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .................................           384            499            270
Ratio of operating expenses, net to average daily net assets (%) (a) ...          1.74           1.81           1.75*
Ratio of net investment income to average daily net assets (%) .........           .65            .28           1.41*
Portfolio turnover rate (%) ............................................          64.0           38.5            9.9*
(a) Reflects a per share amount of management fee and other fees
        not imposed by the Adviser of ..................................            --             --            .03
    Operating expense ratio including expenses reimbursed,
        management fee and other expenses not imposed (%) ..............            --             --           2.90*


 *    Annualized
**    Not annualized

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.
                                             /s/Daniel Pierce

Scudder Pacific Opportunities Fund

Investment objective

- long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan

Investment characteristics

-    convenient, low-cost access to investment opportunities in the Pacific
     Basin

- participation in a professionally managed portfolio of securities in a region of the world that few investors have the time, resources or experience to research

-    increased international diversification

-    daily liquidity at net asset value

-    above-average investment risk

Contents

Investment objective and policies                      5
Why invest in the Fund?                                6
International investment experience                    7
Additional information about policies
   and investments                                     7
Distribution and performance information              10
Fund organization                                     11
Purchases                                             12
Exchanges and redemptions                             13
Transaction information                               14
Shareholder benefits                                  18
Directors and Officers                                21
Investment products and services                      22
How to contact Scudder                                23

Investment objective and policies

Scudder Pacific Opportunities Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan. The Fund's investment program focuses on the smaller, emerging markets in this region of the world. The Fund is appropriate for no-load investors seeking to benefit from economic growth in the Pacific Basin, but who do not want direct exposure to the Japanese market. An investment in the Fund entails above-average investment risk.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

The Fund defines securities of Pacific Basin companies as follows:

- Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

- Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market.

The Fund may invest up to 35% of its total assets in foreign and domestic debt securities if the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser") determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. The Fund may purchase bonds rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA or A by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. Should the rating of a security in the Fund's portfolio be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). In evaluating non-Pacific Basin investments, the Adviser seeks investments where an issuer's Pacific Basin business activities and the impact of developments in the Pacific Basin may have a positive effect on the issuer's business results.

The Fund may also purchase shares of closed-end investment companies that invest primarily in the Pacific Basin. In addition, the Fund may invest in when-issued securities and convertible securities and may engage in strategic transactions. For temporary defensive purposes, the Fund may hold without limit debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements when the Adviser deems such a position advisable in light of economic or market conditions. More information about investment techniques is provided under "Additional information about policies and investments."


Investment strategy

The Adviser seeks to identify companies with favorable potential for appreciation through growing earnings or market recognition over time. While these companies may be among the largest in their local markets, they may be small by the standards of U.S. market capitalization.

The Adviser evaluates investments for the Fund from both a macroeconomic and a microeconomic perspective, using extensive field research. Macroeconomic research includes a study of the economic fundamentals of each country and an examination of regional themes such as growing trade, increases in direct foreign investment and deregulation of capital markets. Understanding regional themes allows the Adviser to identify the industries and sectors most likely to benefit from the political, social and economic changes taking place across the Pacific Basin. Microeconomic analysis identifies individual companies with exceptional business prospects, which may be due to market dominance, unique franchises, high growth potential, or innovative services, products or technologies.


Why invest in the Fund?

The Fund is designed for investors wishing to participate in the investment opportunities afforded by the smaller, emerging markets in the Pacific Basin. The Adviser believes that the economies of the Pacific Basin will continue to have among the world's fastest rates of economic growth over the next decade. These economies are generally characterized by large, hard-working labor pools, a well-educated and growing middle class and high savings rates. They are benefiting from rapid growth of intra-regional trade, one of the most important economic developments in this part of the world in recent years, and a high level of infrastructure development. Many companies in the Pacific Basin are experiencing rising productivity and profit growth due to increased focus on higher value added, more profitable product lines and enhanced capital investment in technology. In addition, governments are opening capital markets to foreign investors region-wide. This combination of factors is attracting foreign capital to the region and fueling growth that is presently more rapid than that of Japan, the U.S. and other more developed countries. As a result, the stock markets in many of these countries have, in recent years, outperformed our own.

The Fund involves above-average risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. However, movements in the Fund's share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and moderate overall portfolio risk.

Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had long experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the more dynamic, developing countries in the Pacific Basin region. See "Additional information about policies and investments--Risk factors."

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

International investment experience

The Adviser, a leader in international investment management, has been investing in the Pacific Basin for over 35 years. The Adviser manages a number of offshore and U.S. investment companies that invest in all or select regions of the Pacific Basin, including two closed-end funds that trade on the New York Stock
Exchange: Scudder New Asia Fund, Inc. and The Korea Fund, Inc. The Adviser also manages The Japan Fund, Inc., an open-end investment company investing primarily in securities of Japanese companies.

Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Fund may not invest more than 25% of its total assets in securities of companies in the same industry.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets in securities which are not readily marketable, in restricted securities or in repurchase agreements maturing in more than seven days.


A complete description of these and other policies and restrictions is contained under "The Fund's Investment Objective and Policies" in the Fund's Statement of Additional Information.

When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. Please see "Risk factors--Repurchase agreements" for more information.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Investing in the Pacific Basin. The Fund is susceptible to political and economic factors affecting issuers in Pacific Basin countries. Although the Fund will not invest in Japanese companies, some Pacific Basin economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income and gains from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the security.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in additional shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


Fund organization

Scudder Pacific Opportunities Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

The Fund pays the Adviser an annual fee of 1.10% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc., is located at 345 Park Avenue, New York, New
York.

(Continued on page 14)

Purchases


 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                  by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:


                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612


                    o By Wire                Please see Transaction
                                             information--Purchasing shares-- By
                                             wire following these tables for
                                             details, including the ABA wire
                                             transfer number. Then call
                                             1-800-225-5163 for instructions.

                    o  In Person             Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
Purchasing           Minimum additional investment: $100; IRAs $50
additional shares    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks         o  By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                              instruction including your account number and the complete
Scudder Funds."                              Fund name, to the appropriate address listed above.

                    o  By Wire               Please see Transaction information--Purchasing shares--
                                             By wire following these tables for details, including the ABA wire transfer number.

                    o  In Person             Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center
                                             locations are listed under Shareholder benefits.


                    o By Telephone           Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By telephone order for more details.


                    o  By Automatic          You may arrange to make investments on a regular basis
                       Investment Plan       through automatic deductions from your bank checking
                       ($50 minimum)         account. Please call 1-800-225-5163 for more information and an enrollment form.


Exchanges and redemptions


Exchanging          Minimum investments: $1,000 to establish a new
shares              account; $100 to exchange among existing accounts

                    o By Telephone    To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                    o By Mail          Print or type your instructions and include:
                      or Fax            -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:    or     by express, registered,    or  by fax to:
                                                                    or certified mail to:


                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming          o By Telephone      To speak with a service representative, call 1-800-225-5163 from
 Shares                                 8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                        Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.


                   o By Mail            Send your instructions for redemption to the appropriate address or fax number
                     or Fax             above and include:
                                        -    the name of the Fund and account number you are redeeming from;
                                        -    your name(s) and address as they appear on your account;
                                        -    the dollar amount or number of shares you wish to redeem; and
                                        -    your signature(s) as it appears on your account and a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000. See Transaction information--Redeeming shares following these tables.

                   o By Automatic       You may arrange to receive automatic cashpayments periodically. Call
                     Withdrawal Plan    1-800-225-5163 for more information and an enrollment form.


(Continued from page 11)

Transfer agent


Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.


Transaction information

Purchasing shares


Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:


        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552


Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other

Scudder retirement plan accounts.


By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.


Processing time


All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.


Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more you should notify Scudder Investor Relations by calling 1-800-225-5163.


The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed accoun to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pacific Opportunities Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Elizabeth J. Allan assumed responsibility for the Fund's day-to-day management and investment strategies in February 1994. Ms. Allan joined Scudder in 1987 as a member of the portfolio management team of a Scudder closed-end mutual fund concentrating its investments in Asia. Nicholas Bratt, Portfolio Manager, has been a member of the Fund's team since 1992 and has over 20 years of experience in global investing. Joyce E. Cornell, Portfolio Manager since 1993, has focused on stock selection, a role she has played since the Fund's introduction in 1992. Ms. Cornell, who has eight years of investment experience as a research analyst, joined Scudder in 1991 in this capacity. Eileen O. Gerspach, Portfolio Manager, helps set the Fund's general investment strategies. Ms. Gerspach, who joined the team in March 1995, has worked in the investment industry since 1984 and has eight years of experience as a portfolio manager.

SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters


Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

     --    Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

     -- 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

     -- Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

     -- 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

     -- SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

     -- Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Directors and Officers

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant


Keith R. Fox
    Director; President, Exeter Capital
    Management Corporation


William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art


Dr. Wilson Nolen
    Director; Consultant


Juris Padegs*
    Director, Vice President and Assistant
    Secretary

Daniel Pierce*
    Director


Dr. Gordon Shillinglaw
     Director; Professor Emeritus of Accounting, Columbia
     University Graduate School of Business


Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor,
     Columbia University Graduate School of Business


Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Elizabeth J. Allan*
    Vice President


Carol L. Franklin*
    Vice President

Edmund B. Games, Jr.*
    Vice President

Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President



Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

Investment products and services


    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plans
  ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
  ------------------------------------------------------------------------------------------------------------------------
For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter
National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers
Trust(TM), an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.

 How to contact Scudder

 Account Service and Information:                           Please address all correspondence to:


 For existing account           Scudder Investor                    The Scudder Funds
 service and transactions       Relations                           P.O. Box 2291
                                1-800-225-5163                      Boston, Massachusetts
                                                                    02107-2291


 For personalized               Scudder Automated
 information about your         Information Line
 Scudder accounts;              (SAIL)
 exchanges and                  1-800-343-2890
 redemptions; or
 information on any
 Scudder fund



 Investment Information:                                    Or Stop by a Scudder Funds Center:

 To receive information          Scudder Investor           Many shareholders enjoy the personal, one-on-one
 about the Scudder funds,        Relations                  service of the Scudder Funds Centers. Check for a
 for additional applications     1-800-225-2470             Funds Center near you--they can be found in the
 and prospectuses, or for                                   following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined            Boca Raton           New York
 403(b) plans                    Contribution               Boston               Portland, OR
                                 Services                   Chicago              San Diego
                                 1-800-323-6105             Cincinnati           San Francisco
                                                            Los Angeles          Scottsdale


 For information on Scudder Treasurers Trust(TM), an        For information on Scudder Institutional Funds*,
 institutional cash management service for                  funds designed to meet the broad investment
 corporations, non-profit organizations and trusts which    management and service needs of banks and
 utilizes certain portfolios of Scudder Fund, Inc.*         other institutions, call: 1-800-854-8525.
 ($100,000 minimum), call: 1-800-541-7703.


 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

This prospectus sets forth concisely the information about Scudder Greater Europe Growth Fund, a series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


Scudder
Greater Europe
Growth Fund



Prospectus
March 1, 1996










A pure no-load(TM) (no sales charges) mutual fund seeking long-term growth of capital through investments primarily in the equity securities of European companies.

  Expense information


 How to compare a Scudder pure no-load(TM) fund
 This information is designed to help you understand the various costs and expenses of investing in Scudder Greater Europe Growth Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

 1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                 NONE
     Commissions to reinvest dividends                                 NONE
     Redemption fees                                                   NONE*
     Fees to exchange shares                                           NONE


 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee (after waiver)                          ____%**
     12b-1 fees                                                        NONE
     Other expenses (after reimbursement)                              ____%**
     Total Fund operating expenses                                     1.50%**
                                                                       ====


 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


            1 Year            3 Years          5 Years         10 Years
            ------            -------          -------         --------
              $15               $47              $82             $179


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


 * You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

 ** Until February 28, 1997, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.50% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, Fund expenses would have been: investment management fee __%, other expenses ____% and total operating expenses ___% for the fiscal year ended October 31, 1995. To the extent that expenses fall below 1.50% during the fiscal year, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.50%.

  Financial highlights

  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


  If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                              For the Period
                                                                             Year            October 10, 1994
                                                                             Ended            (commencement
                                                                          October 31,        of operations) to
                                                                             1995            October 31, 1994
                                                                          -----------        -----------------
Net asset value, beginning of period . . . . . . . . . . . . . . . . .         $12.18              $12.00
                                                                               ------              ------
Income from investment operations:
 Net investment income (a) . . . . . . . . . . . . . . . . . . . . . .            .13                 .01
 Net realized and unrealized gain on investment transactions . . . . .           1.70                 .17
                                                                               ------              ------
Total from investment operations . . . . . . . . . . . . . . . . . . .           1.83                 .18
                                                                               ------              ------
Less distributions from net investment income. . . . . . . . . . . . .           (.02)                  -
                                                                               ------              ------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . .         $13.99              $12.18
                                                                               ------              ------
                                                                               ------              ------
Total Return (%) . . . . . . . . . . . . . . . . . . . . . . . . . . .          15.06                1.50**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . . . . . . . . . .             41                   8
Ratio of operating expenses, net to average daily net assets (%) (a)             1.50                1.50*
Ratio of net investment income to average daily net assets (%) . . . .           1.25                2.40*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . . . .           27.9                   -
(a)   Reflects a per share amount of expenses, exclusive of
       management fees, reimbursed by the Adviser of . . . . . . . . .        $     -             $   .01
      Reflects a per share amount of management fee and other
       fees not imposed. . . . . . . . . . . . . . . . . . . . . . . .        $   .13             $   .02
      Operating expense ratio including expenses reimbursed,
       management fee and other expenses not imposed (%) . . . . . . .           2.74               11.46*

 *    Annualized
**    Not annualized


  A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.


All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

  Scudder Greater Europe Growth Fund


Investment objective

- long-term growth of capital through investments primarily in the equity securities of European companies

Investment characteristics

- focus on well-managed companies standing to benefit from economic growth and changes underway in Europe

- actively managed by Scudder, Stevens & Clark, Inc., an investment adviser with over 35 years of experience investing in Europe

- a pure no-load(TM) fund: no sales charges, redemption fees, or annual 12b-1 payments


  Contents



Investment objective and policies                      5

Why invest in the Fund?                                6

International investment experience                    7

Additional information about policies and investments  7

Risk considerations                                    9

Distribution and performance information              11

Purchases                                             12

Exchanges and redemptions                             13

Fund organization                                     14

Transaction information                               15

Shareholder benefits                                  19

Directors and Officers                                22

Investment products and services                      23

How to contact Scudder                        Back cover

  Investment objective and policies


Scudder Greater Europe Growth Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

Greater Europe includes both the industrialized nations of Western Europe and the less wealthy or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments


The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies. The Fund defines a European company as follows:


- A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

- A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund expects the majority of its equity assets to be in the more established and liquid markets of Western and Southern Europe. These more established Western and Southern European countries include: Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. To enhance return potential, however, the Fund may pursue investment opportunities in the less wealthy nations of Southern Europe, currently Greece, Portugal and Turkey, and the former communist countries of Eastern Europe, including countries once part of the Soviet Union. The Fund may invest in other countries of Europe when their markets become sufficiently developed, in the opinion of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser").

The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund's equity investments are common stock, preferred stock (convertible or non-convertible), depositary receipts (sponsored or unsponsored) and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market. In addition, the Fund may engage in strategic transactions.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Capital appreciation in debt securities may arise from a favorable change in relative interest rate levels or in the creditworthiness of issuers. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment grade (commonly referred to as "junk bonds"); that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P").


The Fund may invest in when-issued securities and convertible securities and may enter into repurchase agreements. The Fund may also invest in closed-end investment companies that invest primarily in Europe.


In addition, to provide for redemptions or distributions, the Fund may borrow from banks and other entities in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity. More information about investment techniques is provided under "Additional information about policies and investments."

Investment strategy

The Adviser will conduct regional, country, industry and company analysis in search of investments likely to benefit from economic, political, industrial and other changes occurring across Europe. In investigating these four areas, the Adviser relies heavily on fundamental analysis supplemented by field research.

Regional and country analysis involves evaluating such factors as projected levels of economic growth, changes in interest rates and inflation, trade patterns, fluctuations in currencies and political developments within and among nations. Along with this macroeconomic analysis, the Adviser weighs the prospects for individual industries and companies. The focus will be on looking for companies with strong management teams, solid finances, leading products, franchises or technologies, and market strategies well positioned to benefit from growth and developments in the region.


  Why invest in the Fund?


The goal of Scudder Greater Europe Growth Fund is to provide investors with long-term growth of capital by participating in investments, primarily in the form of equity securities, located throughout Greater Europe, which encompasses both the industrialized nations of Western Europe and the less wealthy or developed markets in Southern and Eastern Europe. Greater Europe is a region of more than 3.8 million square miles, 800 million consumers, and has a total wealth unsurpassed by any other continent. While this region is diverse in culture, politics and industrial development, it is taking steps to promote greater economic integration and cooperation.

In selecting investments for the Fund, the Adviser seeks out well-managed companies, both large multinationals and smaller local firms, standing to benefit from structural and cyclical changes now underway in Europe. Economic growth transformation and renewal are taking place in different areas and different ways including: a trend toward privatizations and corporate restructurings; deregulation and modernization of securities markets; reduction in trade barriers and currency restrictions; global expansion by major European companies of both exports and production; steps toward the broadening of the

European Community; economic reform and modernization of the former communist countries of Eastern Europe; expected further growth of an already large middle class and a general increase in consumer confidence; and anticipated labor market restructurings. The Adviser believes that active management, based on disciplined fundamental research, will yield promising investment opportunities for long-term capital appreciation.

The Fund seeks to provide appreciation over time with average international equity fund risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While the Fund entails stock market and other risks, movements in its share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and thus may moderate overall portfolio risk.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the German deutschemark, for example, the dollar value of a German stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the deutschemark, the dollar value of the German stock will fall.

Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult and expensive to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had long experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the European markets. See "Risk considerations."

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


  International investment experience


The Adviser, a leader in international investment management, has been investing in Europe for over 35 years. In 1953, the Adviser introduced the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Fund. International assets under Scudder's supervision as of December 31, 1995 exceeded $20 billion, of which over $10 billion was invested in Europe.


The Adviser also manages a number of offshore and U.S. investment companies that can invest in all or select regions of Europe, including two closed-end funds that trade on the New York Stock Exchange: Scudder New Europe Fund, Inc. and The First Iberian Fund, Inc. The Adviser maintains an office in London with various contacts there and elsewhere in Europe.

  Additional information about policies and investments


Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Fund may not invest more than 25% of its assets in securities of companies in the same industry.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, in restricted securities and repurchase agreements maturing in more than seven days.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities. Please see "Risk considerations--Repurchase agreements" for more information.

Strategic Transactions and derivatives


The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivatives contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk considerations--Strategic Transactions and derivatives" for more information.


  Risk considerations


The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Investing in Europe. The Fund's performance is susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect the Fund's performance. To the extent that the Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.

Currency movements. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Should the U.S. dollar appreciate against foreign currencies, then the value of the Fund's securities holdings would depreciate, all other things being equal. If the reverse is true, then the Fund's holdings would appreciate in value.

Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the securities of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Debt securities. The Fund may invest up to 20% of its net assets in debt securities which are unrated, rated or the equivalent of those rated below investment-grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk. The trading market for lower-grade securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to.


Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivatives contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.

Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made, if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a


(Continued on page 14)

  Purchases



 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.


                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:

                                                 The Scudder Funds                     Scudder Shareholder
                                                 P.O. Box 2291                         Services Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612

                     o By Wire               Please see Transaction information--Purchasing shares--
                                             By wire following these tables for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.


                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.

 -----------------------------------------------------------------------------------------------------------------------

 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o By Mail               Send a check with a Scudder investment slip, or with a  letter of
 payable to "The                             instruction including your account number and the
 Scudder Funds."                             complete Fund name, to  the appropriate address listed above.


                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire following these tables for details, including the
                                             ABA wire transfer number.


                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund account. Funds Center locations are listed under Shareholder benefits.


                     o  By Telephone         Please see Transaction information--Purchasing shares-- By
                                             AutoBuy or By telephone order for more details.


                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking account.
                        ($50 minimum)        Please call 1-800-225-5163 for more information and an
                                             enrollment form.

  Exchanges and redemptions


 Exchanging        Minimum investments: $1,000 to establish a new account; $100 to exchange among
 shares            existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).


                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;

                                        -   your name(s) and address as they appear on your account;

                                        -   the dollar amount or number of shares you wish to exchange;

                                        -   the name of the Fund you are exchanging into; and

                                        -   your signature(s) as it appears on your account and a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:    or     by express, registered,    or  by fax to:
                                                                    or certified mail to:


                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612

 -----------------------------------------------------------------------------------------------------------------------


 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m.  eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may  have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:


                                        -   the name of the Fund and account number you are redeeming from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to redeem; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.



                                      A signature guarantee is required for redemptions over $50,000. See
                                      Transaction information--Redeeming shares following these tables.


                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan


(Continued from page 11)

retirement plan, all dividends and capital gains distributions must be reinvested into the account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.


The Fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.


Performance information


From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.



  Fund organization


Scudder Greater Europe Growth Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Corporation is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors.

The Directors have overall responsibility for the management of the Fund under Maryland law.

The Fund pays the Adviser an annual fee of 1.00% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.


The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.50% of the average daily net assets of the Fund until February 28, 1997.

For the fiscal year ended December 31, 1995, the Adviser received an investment management fee of ___% of the Fund's average daily net assets on an annual basis.


All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder, Stevens & Clark, Inc., is located at 345 Park Avenue, New York, New
York.

Transfer agent


Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.


Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.



  Transaction information


Purchasing shares


Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:


        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552


Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.


If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on European securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.

Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.


If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


  Shareholder benefits


Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Greater Europe Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Carol Franklin, Lead Portfolio Manager, sets Fund investment strategy and oversees its daily operation. Ms. Franklin joined Scudder in 1981 and has nine years of European research and investment management experience. Nicholas Bratt, Portfolio Manager, helps set the Fund's general investment strategies. Mr. Bratt has over 20 years of experience in worldwide investing and has been with Scudder since 1976. Joan Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters


Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.




Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

   - Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

   - 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

   - Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

   - 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

   - SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

   - Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.


Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.


The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

  Directors and Officers


Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant


Keith R. Fox
    Director; President, Exeter Capital Management Corporation


William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art
    Director; Consultant


Dr. Wilson Nolen
    Director; Consultant


Juris Padegs*
    Director, Vice President and Assistant Secretary

Daniel Pierce*
    Director


Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University Graduate School of Business


Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business


Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Elizabeth J. Allan*
    Vice President


Carol L. Franklin*
    Vice President


Edmund B. Games, Jr.*
    Vice President


Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary


* Scudder, Stevens & Clark, Inc.

  Investment products and services



    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
 ------------------------------------------------------------------------------------------------------------------------
 For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter
 National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens &
 Clark, Inc., are traded on various stock exchanges. ++For information on
 Scudder Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call:
 1-800-541-7703.


  How to contact Scudder

 Account Service and Information:                           Please address all correspondence to:


 For existing account           Scudder Investor                    The Scudder Funds
 service and transactions       Relations                           P.O. Box 2291
                                1-800-225-5163                      Boston, Massachusetts
                                                                    02107-2291

 For personalized               Scudder Automated
 information about your         Information Line
 Scudder accounts;              (SAIL)
 exchanges and                  1-800-343-2890
 redemptions; or
 information on any
 Scudder fund


 Investment Information:                                    Or Stop by a Scudder Funds Center:


 To receive information          Scudder Investor           Many shareholders enjoy the personal, one-on-one
 about the Scudder funds,        Relations                  service of the Scudder Funds Centers. Check for a
 for additional applications     1-800-225-2470             Funds Center near you--they can be found in the
 and prospectuses, or for                                   following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined            Boca Raton           New York
 403(b) plans                    Contribution               Boston               Portland, OR
                                 Services                   Chicago              San Diego
                                 1-800-323-6105             Cincinnati           San Francisco
                                                            Los Angeles          Scottsdale


 For information on Scudder Treasurers Trust(TM), an        For information on Scudder Institutional Funds*,
 institutional cash management service for                  funds designed to meet the broad investment
 corporations, non-profit organizations and trusts which    management and service needs of banks and
 utilizes certain portfolios of Scudder Fund, Inc.*         other institutions, call: 1-800-854-8525.
 ($100,000 minimum), call: 1-800-541-7703.


 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.


 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                           SCUDDER LATIN AMERICA FUND


            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking
                Long-Term Capital Appreciation Through Investment
                         Primarily in the Securities of
                             Latin American Issuers

                                       and

                       SCUDDER PACIFIC OPPORTUNITIES FUND


            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking
                 Long-Term Growth of Capital Through Investment
                      Primarily in the Equity Securities of
                            Pacific Basin Companies,
                                 Excluding Japan

                                       and

                       SCUDDER GREATER EUROPE GROWTH FUND


            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking Long-Term Growth of Capital Through Investments Primarily
                 in the Equity Securities of European Companies




--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 1996





--------------------------------------------------------------------------------



         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Latin America Fund, Scudder Pacific Opportunities Fund and Scudder Greater Europe Growth Fund dated March 1, 1996, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                                                                   Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objective and Policies of Scudder Latin America Fund......................................1
         Special Considerations.......................................................................................3
         General Investment Objective and Policies of Scudder Pacific Opportunities Fund..............................4
         Special Considerations.......................................................................................5
         General Investment Objective and Policies of Scudder Greater Europe Growth Fund..............................6
         Special Considerations.......................................................................................7
         Investing in Foreign Securities..............................................................................9
         Specialized Investment Techniques...........................................................................10
         Investment Restrictions.....................................................................................22

PURCHASES............................................................................................................25
         Additional Information About Opening An Account.............................................................25
         Additional Information About Making Subsequent Investments..................................................25
         Additional Information About Making Subsequent Investments by AutoBuy.......................................25
         Checks......................................................................................................26
         Wire Transfer of Federal Funds..............................................................................26
         Share Price.................................................................................................26
         Share Certificates..........................................................................................27
         Other Information...........................................................................................27

EXCHANGES AND REDEMPTIONS............................................................................................27
         Exchanges...................................................................................................27
         Special Redemption and Exchange Information for Scudder Latin America Fund..................................28
         Redemption by Telephone.....................................................................................28
         Redemption by AutoSell......................................................................................29
         Redemption by Mail or Fax...................................................................................30
         Redemption-in-Kind..........................................................................................30
         Other Information...........................................................................................30


FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................31
         The Pure No-Load(TM) Concept................................................................................31
         Dividends and Capital Gains Distributions Options...........................................................32
         Scudder Funds Centers.......................................................................................33
         Reports to Shareholders.....................................................................................33
         Transaction Summaries.......................................................................................33


THE SCUDDER FAMILY OF FUNDS..........................................................................................33

SPECIAL PLAN ACCOUNTS................................................................................................36
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals..............................................................................37
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........37
         Scudder IRA:  Individual Retirement Account.................................................................37
         Scudder 403(b) Plan.........................................................................................38
         Automatic Withdrawal Plan...................................................................................38
         Group or Salary Deduction Plan..............................................................................39
         Automatic Investment Plan...................................................................................39
         Uniform Transfers/Gifts to Minors Act.......................................................................39
         Scudder Trust Company.......................................................................................39

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................39

-----------------------------------------------------------------------------------------------------------------------
                          TABLE OF CONTENTS (continued)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                   Page

PERFORMANCE INFORMATION..............................................................................................40
         Average Annual Total Return.................................................................................40
         Cumulative Total Return.....................................................................................41
         Total Return................................................................................................42
         Capital Change..............................................................................................42
         Comparison of Portfolio Performance.........................................................................42

ORGANIZATION OF THE FUNDS............................................................................................48

INVESTMENT ADVISER...................................................................................................49
         Personal Investments by Employees of the Adviser............................................................52

DIRECTORS AND OFFICERS...............................................................................................53

REMUNERATION.........................................................................................................55

DISTRIBUTOR..........................................................................................................56

TAXES................................................................................................................57

PORTFOLIO TRANSACTIONS...............................................................................................61
         Brokerage Commissions.......................................................................................61
         Portfolio Turnover..........................................................................................62

NET ASSET VALUE......................................................................................................63

ADDITIONAL INFORMATION...............................................................................................64
         Experts.....................................................................................................64
         Other Information...........................................................................................64

FINANCIAL STATEMENTS.................................................................................................65
         Latin America Fund..........................................................................................65
         Pacific Opportunities Fund..................................................................................65
         Greater Europe Growth Fund..................................................................................65

APPENDIX

                                       ii

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

             (See "Investment objective and policies" in the Funds'
                                 prospectuses.)

         Scudder Latin America Fund, Scudder Pacific Opportunities Fund and Scudder Greater Europe Growth Fund (each a "Fund," collectively, the "Funds"), are each series of Scudder International Fund, Inc. (the "Corporation"), a pure no-load(TM), non-diversified, open-end management investment company which continuously offers and redeems its shares at net asset value. They are companies of the type commonly known as mutual funds.

General Investment Objective and Policies of Scudder Latin America Fund

         Scudder  Latin  America  Fund's  ("Latin   America  Fund")   investment
objective is to seek long-term capital appreciation through investment primarily in the securities of Latin American issuers.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that the Fund will achieve its objective.

         The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment, and privatize state-owned companies, will set the stage for attractive investment returns over time.

         At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests 65% of its total assets in equity securities. For purposes of this Statement of Additional Information, Latin America is defined as Mexico, Central America, South America, and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such a country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or,

o Securities of Latin American issuers, as defined herein, in the form of depositary shares.

         Although the Fund may participate in markets throughout Latin America, under present conditions the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico, and Venezuela. In the opinion of the Adviser, these five countries offer the most developed capital markets in Latin America. The Fund may invest in other countries in Latin America when the Adviser deems it appropriate. The securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities and/or securities purchased through rights.

         The Fund may invest up to 35% of its total assets in the equity securities of U.S. and other non-Latin American issuers. In evaluating non-Latin American investments, the Adviser seeks investments where an issuer's Latin American business activities and the impact of developments in Latin America may have a positive effect on the issuer's business results. The Fund's assets may be invested in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities. Capital appreciation in debt securities may arise from a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Receipt of income from such debt securities is incidental to the Fund's objective of long-term capital appreciation. Most debt securities in which the Fund will invest are not rated; when rated, it is expected that such ratings will generally be below investment grade.

         The Fund intends to spread its holdings of Latin American securities of private issuers across a number of industries. In selecting companies for investment, consideration will be given to industry trends, a company's financial position, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. In determining the location of the principal activities and interests of a company, the Adviser takes into account such factors as the location of the company's assets, personnel, sales and earnings. In selecting securities for the Fund's portfolio, the Adviser seeks to identify companies whose securities prices do not adequately reflect their established positions in their fields. In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: above-average earnings growth per share, high return on invested capital, healthy balance sheets and overall financial strength, strong competitive advantages, strength of management and general operating characteristics which will enable the companies to compete successfully in the marketplace. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

         The percentage allocation between equity and debt, and among countries in Latin America, will vary based on a number of factors: expected rates of economic and corporate profit growth; past performance and current/comparative valuations in Latin American capital markets; level and anticipated direction of interest rates; changes or anticipated changes in Latin American government policy; and, the condition of the balance of payments and changes in the terms of trade. The Fund, in seeking undervalued markets or individual securities, will also consider the effect of past economic crises or ongoing financial and political uncertainties. The Fund may also invest, as part of its Latin American holdings, in closed-end investment companies investing primarily in Latin America. In addition, the Fund may engage in strategic transactions.

         To provide for redemptions, or in anticipation of investment in Latin American securities, the Fund may hold cash or cash equivalents (in U.S. dollars or foreign currencies) and other short-term securities including money market securities denominated in U.S. dollars or foreign currencies. The Fund may assume a temporary defensive position when, due to political or other factors, the Adviser determines that opportunities for capital appreciation in Latin American markets would be significantly limited or that investing in those markets poses undue risk to investors. The Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash and money market instruments or invest all or a portion of its assets in securities of U.S., Canadian or other non-Latin American issuers.

         Under exceptional economic or market conditions abroad, the Fund may, for temporary defensive purposes, until normal conditions return, invest all or a major portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in such countries.

         Foreign securities such as those purchased by the Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

         From time to time, the Fund may be a purchaser of restricted debt or equity securities (i.e., securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to be sold in the ordinary course of business) in a private placement. The Fund has undertaken not to purchase or acquire any such securities if, solely as a result of such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in restricted securities (securities subject to legal or contractual restrictions on resales).

Special Considerations

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

         Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960's and 1970's, but slowed dramatically (and in some instances was negative) in the 1980's as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly rescheduled. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect the Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as the North American Free Trade Agreement ("NAFTA"), privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

         The Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a broad range of securities of Latin American issuers. Management of the Fund believes that allocation of assets on an international basis decreases the degree to which events in any one country, including the United States, will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the United States economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Because of the Fund's investment policy, it is not intended to provide a complete investment program for an investor.

General Investment Objective and Policies of Scudder Pacific Opportunities Fund

         Scudder Pacific Opportunities Fund's ("Pacific Opportunities Fund") investment objective is to seek long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, The Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan -- the so-called "four tigers." The Fund may invest in other countries of the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund has no current intention of investing more than 5% of its assets in the equity securities of The Peoples Republic of China. The Fund intends to allocate investments among at least three countries at all times, and does not expect to concentrate investments in any particular industry.

         The Fund will invest in securities that may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities. Equity securities may also be purchased through rights.

         Under normal market conditions, the Fund may invest up to 35% of its assets in the equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). In evaluating non-Pacific Basin investments, the Adviser seeks investments where an issuer's Pacific Basin business activities and the impact of developments in the Pacific Basin may have a positive effect on the issuer's business results. The Fund may also purchase debt securities for capital appreciation, invest in closed-end investment companies, and may engage in strategic transactions. For temporary defensive purposes and to maintain liquidity, the Fund may hold without limit debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations and repurchase agreements.

         Foreign securities such as those purchased by the Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

Special Considerations

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which the Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in that country.

         Trading volume on Pacific Basin stock exchanges outside of Japan, although increasing, is substantially less than in the U.S. stock market. Further, securities of some Pacific Basin companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on Pacific Basin stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase securities in which the Fund may invest on other stock exchanges where commissions are negotiable.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation of Pacific Basin stock exchanges, brokers, and listed companies than in the U.S.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

General Investment Objective and Policies of Scudder Greater Europe Growth Fund

         Scudder Greater Europe Growth Fund's ("Greater Europe Growth Fund") investment objective is to seek long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

         Greater Europe includes both the industrialized nations of Western Europe and the less wealthy or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

         The Fund will invest, under normal market conditions, at least 80% of its assets in the equity securities of European companies. The Fund defines a European company as follows: a company organized under the laws of a European country or for which the principal securities trading market is in Europe; or a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe. Greater Europe is home to 5,816 publicly traded companies.

         The Fund expects the majority of its equity assets to be in the more established and liquid markets of Western and Southern Europe. These more established Western and Southern European countries include Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. To enhance return potential, however, the Fund may pursue investment opportunities in the less wealthy nations of Southern Europe, currently Greece, Portugal and Turkey, and the former communist countries of Eastern Europe, including countries once part of the Soviet Union. The Fund currently has no intention of investing more than 5% of the Fund's total assets in Turkey. The Fund may invest in other countries of Europe when their markets become sufficiently developed in the opinion of the Adviser.

         The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund's equity investments are common stock, preferred stock (convertible or non-convertible), depositary receipts (sponsored or unsponsored) and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market. In addition, the Fund may engage in strategic transactions.

         The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Capital appreciation in debt securities may arise from a favorable change in relative interest rate levels or in the creditworthiness of issuers. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment grade (commonly referred to as "junk bonds"); that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P"). The Fund may invest in securities which are rated C by Moody's and D by S&P. Such securities may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings organizations and their respective characteristics.

         The Fund may invest in when-issued securities and may enter into repurchase agreements. The Fund may also invest in closed-end investment companies that invest primarily in Europe. In addition, to provide for redemptions or distributions, the Fund may borrow from banks and other entities in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes.

         When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity. More information about investment techniques is provided under "Additional information about policies and investments" in the Fund's prospectus.

         Foreign securities such as those purchased by the Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

         From time to time, the Fund may be a purchaser of restricted debt or equity securities (i.e., securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to be sold in the ordinary course of business) in a private placement. The Fund has undertaken not to purchase or acquire any such securities if, solely as a result of such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in restricted securities and more than 10% of its total assets would be invested in securities that are not readily marketable.

Special Considerations

Investing in Greater Europe. Scudder, Stevens & Clark, Inc. has been managing European investments for over 35 years. Scudder employs a dedicated team of approximately 20 experienced analysts, some of whom have specialized expertise in Europe, and others of whom focus on one or more industries globally. These analysts research the diverse European markets and seek to identify companies, industries and markets which may be undervalued which have outstanding growth prospects. These two groups of analysts work in teams to create expertise synergies.

         In managing the Fund, the Adviser utilizes reports, statistics and other investment information from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser. Investment decisions, however, will be based primarily on critical analyses and investigations, including visiting companies, touring facilities, and interviewing suppliers and customers, by the Adviser's own research specialists and portfolio managers. Field research, including visiting the companies and/or countries a particular analyst covers, is an important piece of the research effort.

Market Characteristics. The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. The
Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

         In accordance with the Investment Company Act of 1940 (the "1940 Act"), the Fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain small capital markets. If the Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies (including management and advisory fees).

Role of Banks in Capital Markets. In a number of European countries, commercial banks act as securities brokers and dealers, and as underwriters, investment fund managers and investment advisers. They also may hold equity participations, as well as controlling interests, in industrial, commercial or financial enterprises, including companies whose securities are publicly traded and listed on European stock exchanges. Investors should consider the potential conflicts of interest that result from the combination in a single firm of commercial banking and diversified securities activities.

         The Fund is prohibited under the 1940 Act, in the absence of an exemptive rule or other exemptive relief, from purchasing the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities.

Corporate  Disclosure   Standards.   Issuers  of  securities  in  some  European
jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Transaction Costs. Brokerage commissions and transaction costs for transactions both on and off the securities exchanges in many European countries are generally higher than in the U.S.

Economic and Political Risks. The economies of individual European countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, as the case may be, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, the lack of sufficient capital base to expand business operations and the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices for securities in such markets. Business entities in many Eastern European countries do not have any recent history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries' attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Other Risks of European Investments. The Fund's investments could in the future be adversely affected by any increase in taxes or by political, economic or diplomatic developments. The Fund intends to seek investment opportunities within the former "east bloc" countries in Eastern Europe. See "Investment objective and policies" in the Fund's prospectus. All or a substantial portion of such investments may be considered "not readily marketable" for purposes of the limitations set forth below.

         Most Eastern European countries have had a centrally planned, socialist economy since shortly after World War II. The governments of a number of Eastern European countries currently are implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. There can be no assurance that these reforms will continue or, if continued will achieve their goals.

         Investing in the securities of the former "east bloc" Eastern European issuers involves certain considerations not usually associated with investing in securities of issuers in more developed capital markets such as the U.S., Japan or Western Europe, including (i) political and economic considerations, such as greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the small current size of markets for such securities and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interest; and (iv) the absence of developed legal structures governing foreign private investments and private property. Applicable accounting and financial reporting standards in Eastern Europe may be substantially different from U.S. accounting standards and, in certain Eastern European countries, no reporting standards currently exist. Consequently, substantially less information is available to investors in Eastern Europe, and the information that is available may not be conceptually comparable to, or prepared on the same basis as that available in more developed capital markets, which may make it difficult to assess the financial status of particular companies.

         The governments of certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such countries. These authorities may not be qualified to act as foreign custodians under the 1940 Act and, as a result, the Fund would not be able to invest in these countries in the absence of exemptive relief from the Securities and Exchange Commission (the "Commission"). In addition, the risk of loss through government confiscation may be increased in such countries.

Investing in Foreign Securities

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect United States investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Many of the currencies of Eastern European countries have experienced a steady devaluation relative to western currencies. Any future devaluation may have a detrimental impact on any investments made by the Fund in Eastern Europe. The currencies of most Eastern European countries are not freely convertible into other currencies and are not internationally traded. The Fund will not invest its assets in non-convertible fixed income securities denominated in currencies that are not freely convertible into other currencies at the time the investment is made.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, neither Fund will invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

Specialized Investment Techniques

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because each Fund may hold foreign currencies and forward contracts, futures contracts and options on futures contracts on foreign currencies, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. In particular, many Latin American currencies have experienced significant devaluation relative to the dollar. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

Depositary Receipts. Each Fund may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of each Fund's investment policies, a Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Loan Participations and Assignments. Latin America Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). The Fund's investments in Loans in Latin America are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Investment Manager to be creditworthy.

         When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

         The Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.


Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve each Fund's objective of long-term capital appreciation, a Fund may invest in debt securities including bonds of foreign governments, supranational organizations and private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. Each Fund may purchase "investment-grade" bonds, rated Aaa, Aa or A by Moody's or AAA, AA or A by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Greater Europe Growth Fund may invest up to 20% of its total assets in European debt securities. Latin America Fund and Greater Europe Growth Fund (within its 20% limit) may also purchase bonds rated Baa by Moody's or BBB by S&P. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics.

         Latin America Fund and Greater Europe Growth Fund (subject to its 20% limit) may each also purchase debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and unrated securities ("high yield/high risk securities"), which usually entail greater risk (including the possibility of default or bankruptcy of the issues of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the greater their risks render them like equity securities. Latin America Fund (subject to a limit of no more than 10% of its total assets) and Greater Europe Growth Fund (subject to its 20% limit) may purchase bonds rated B or lower by Moody's or S&P, and may invest in securities which are rated C by Moody's or D by S&P or securities of comparable quality in the Adviser's judgment. Such securities may be in default with respect to payment of principal or interest. Such securities carry a high degree of risk and are considered speculative. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.


         Certain  Latin  American  countries  are among the  largest  debtors to commercial banks and foreign governments. Trading in debt obligations ("sovereign debt") issued or guaranteed by Latin American governments or their agencies or instrumentalities ("governmental entities") involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when due in accordance with the terms of such obligations. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, dependence on expected disbursements from third parties, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. As a result, governmental entities may default on their sovereign debt. Holders of sovereign debt (including Latin America Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.


High Yield/High Risk Bonds. Within Latin America Fund's 10% limit on investments in bonds rated B or lower by Moody's or S&P and Greater Europe Growth Fund's 20% limit of investments in European debt securities, both Funds may also purchase debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and unrated securities, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Funds may invest in securities which are rated C by Moody's and D by S&P. Such securities may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         High-yield, high-risk securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect either Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of a Fund to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of a Fund to retain or dispose of such security. For information concerning tax issues related to high yield/high risk securities, see "TAXES."


Strategic Transactions and Derivatives. The Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in each Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in each Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Funds will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from

Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         Each Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. The Funds intend to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Funds may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate liquid high grade assets with their custodian, Brown Brothers Harriman & Company (the "Custodian") to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate liquid high grade assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid securities denominated in that currency equal to a Fund's obligations or to segregate liquid high grade assets equal to the amount of a Fund's obligation.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and a Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, each Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.
(See "TAXES.")

Convertible Securities. Each Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features. Latin America Fund will limit its purchases of convertible securities to debt securities convertible into common stocks.

         The convertible securities in which a Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase.

         A repurchase agreement provides a means for each Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Funds) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Repurchase Commitments. Latin America Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.


Borrowing. Latin America Fund and Greater Europe Growth Fund are each authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of the Fund's net assets for purposes of liquidity and to provide for redemptions and distributions. Each Fund will borrow only when the Adviser believes that borrowing will benefit the Funds after taking into account considerations such as the costs of the borrowing. Each Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. Greater Europe Growth Fund will not make additional investments when borrowings exceed 5%.


Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.


         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event a Fund may be liable to purchasers of such securities if such sale is made in violation of the 1933 Act or if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         Each Fund may invest up to 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within seven days, and each Fund may invest up to 10% of its total assets in restricted securities.


When-Issued Securities. Each Fund may from time to time purchase equity and debt securities on a "when-issued" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, a Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If a Fund determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of a Fund's total assets at the time any loan is made.

Investment Restrictions

         The policies set forth below are fundamental policies of each Fund and may not be changed without the approval of a majority of each Fund's outstanding shares. As used in this Statement of Additional Information, "majority of the Fund's outstanding shares" means the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy.

         As a matter of fundamental policy, each Fund may not:

          (1) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents);

          (2) borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Fund maintains asset coverage of 300% for all borrowings;

          (3) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

          (4)  purchase or sell real estate  (except that the Fund may invest in
               (i)  securities  of  companies  which  deal  in  real  estate  or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

          (5) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Corporation; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction.

         In addition, as a matter of fundamental policy, Latin America Fund and Pacific Opportunities Fund may not:

          (1) make loans to other persons, except (a) loans of portfolio securities, provided collateral is maintained at not less than 100% by marking to market daily, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans.

         In addition, as a matter of fundamental policy, Greater Europe Growth Fund may not:

         (1) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans.

         The Funds may not deviate from the above policies without a vote of a majority of the outstanding shares as provided by the 1940 Act.

         As a matter of nonfundamental policy, each Fund may not:

          (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its total assets in another investment company, and may not invest more than 10% of its total assets in other investment companies;

          (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

          (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;


          (d) invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;


          (e) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

          (f) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the Fund's total assets provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

          (g) invest in oil, gas or other mineral leases or exploration or development programs (although it may invest in issuers which own or invest in such interests);

          (h) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

          (i)  purchase or sell real estate limited partnership interests;

          (j) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time the loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

          (k) purchase or retain securities of an issuer if, with respect to 75% of the Fund's total assets, such purchase would result in more than 10% of the outstanding voting securities of such issuers being held by the Fund; or

          (l) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         In addition, as a matter of nonfundamental policy, Latin America Fund may not:

          (1) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry (for the purposes of this restriction, the governments of each country in Latin America in which the Fund invests are considered to be separate industries).

         In   addition,   as  a  matter  of   nonfundamental   policy,   Pacific
Opportunities Fund may not:

          (1) borrow money, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes or borrow other than from banks.

         In addition, as a matter of nonfundamental policy, Latin America Fund and Pacific Opportunities Fund may not:

          (1) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, or equity securities which are not readily marketable if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value; except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities.

         In addition, as a matter of nonfundamental policy, Greater Europe Growth Fund may not:

          (1) invest more than 20% of its total assets in debt securities (including convertible securities);

          (2) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 10% of the total assets of the Fund taken at market value.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, each Fund. Greater Europe Growth Fund currently has no intention of engaging in reverse repurchase agreements.
                                    PURCHASES

              (See "Purchases" and "Transaction information" in the
                             Funds' prospectuses.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $1,000 of Fund shares through Scudder Investor Services, Inc. by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($1,000 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $1,000 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder pension and profit sharing, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any Scudder Investor Services, Inc. office listed in each Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within seven business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, each Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to a Fund.


Additional Information About Making Subsequent Investments by AutoBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $50,000 but not less than $250. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. AutoBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, each Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, a Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange, on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).


         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the Custodian of "wired funds," but the right to charge investors for this service is reserved.


         Boston banks are closed on certain local holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such funds on behalf of a Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.


Share Certificates

         Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund.

Other Information


         If purchases or redemptions of a Fund's shares are arranged and settlement is made through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, the Funds' principal underwriter, each has the right to limit the amount of purchases and to refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time.


         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt investors), will be returned to the investor.

         Each Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

        (See "Exchanges and redemptions" and "Transaction information" in the Funds' prospectuses.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $1,000. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in each Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.


         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. However, shares that are exchanged from Latin America Fund may be subject to the Fund's 2% redemption fee. (See "Special Redemption and Exchange Information for Latin America Fund.") An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


Special Redemption and Exchange Information for Scudder Latin America Fund

         In general, shares of Latin America Fund may be exchanged or redeemed at net asset value. However, shares of the Fund held for less than one year are redeemable at a price equal to the greater of 98% of the then current net asset value per share or such higher percentage of current net asset value per share that represents the then current net asset value minus an amount equal to 2% of the cost of the shares. This 2% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

         The redemption fee will not be applied to (a) a redemption of shares held in certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and profit sharing and money purchase pension plans (however, this fee waiver does not apply to IRA and SEP-IRA accounts), (b) a redemption of any shares of the Fund outstanding for one year or more, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the Fund), or
(d) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information. For this purpose and without regard to the shares actually redeemed, shares will be redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a shareholder enters into a transaction in Fund shares which, although it may technically be treated as a redemption and purchase for recordkeeping purposes, does not involve the termination of economic interest in the Fund, no redemption fee will apply and applicability of the redemption fee, if any, on any subsequent redemption or exchange will be determined by reference to the date the shares were originally purchased, and not the date of the transaction.


Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

          (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

          (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption by AutoSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoSell program may sell shares of the Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Funds' Prospectuses under "Transaction information--Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. Each Fund does not impose a repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         If transactions at any time reduce a shareholder's account balance in the Corporation to below $1000 in value, the Corporation will notify the shareholder that, unless the account balance is brought up to at least $1000, the Corporation will redeem all shares and close the account by sending redemption proceeds to the shareholder. The shareholder has sixty days to bring the account balance up to $1000 before any action will be taken by the Corporation. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Directors have the authority to change the minimum account size.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

                    (See "Shareholder benefits" in the Funds'
                                 prospectuses.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based Rule 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

------------------------ ---------------------- ---------------------- ---------------------- ----------------------

                                  Scudder                               Load Fund with 0.75%    No-Load Fund with
         YEARS            Pure No-Load(TM)Fund     8.50% Load Fund          12b-1 Fee           0.25% 12b-1 Fee
------------------------ ---------------------- ---------------------- ---------------------- ----------------------

          10                     $25,937                $23,733                $24,222                $25,354
------------------------ ---------------------- ---------------------- ---------------------- ----------------------

          15                      41,772                 38,222                 37,698                 40,371
------------------------ ---------------------- ---------------------- ---------------------- ----------------------

          20                      67,275                 61,557                 58,672                 64,282
------------------------ ---------------------- ---------------------- ---------------------- ----------------------

         Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Dividends and Capital Gains Distributions Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Contact Scudder" in the Funds' Prospectuses for the address.


         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.


         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Funds Centers


         Investors may visit any of the Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of

Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

         The Corporation issues to its shareholders audited semiannual financial statements, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Corporation presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of a Fund. Each distribution will be accompanied by a brief explanation of the source of the distribution.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

              (See "Investment products and services" in the Fund's
                                  prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $1,000 or $500 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.


         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.


         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.


         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in investment-grade municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high quality.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

-----------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Capital Growth Fund seeks to maximize long-term growth of capital through a broad and flexible investment program emphasizing common stocks.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S.
         and foreign issuers. Income is an incidental consideration.

         Scudder   Global  Small  Company  Fund  seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

-----------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Quality Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.


         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.


         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.

         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds; shares redeemable at net asset value at any time.

                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
             Automatic Withdrawal Plan" in the Funds' prospectuses.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,250 for married couples if one spouse has earned income of no more than $250). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.


         The following table shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting                                        Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of the Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in each Fund's prospectus. Any such requests must be received by the Funds' transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan. In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and Custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

Scudder Trust Company

         Annual service fees are paid by the Fund to Scudder Trust Company, an affiliate of the Adviser, for certain retirement plan accounts and are included in the fees paid to the Transfer Agent.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

                       (See "Distribution and performance
                    information--Dividends and capital gains
                   distributions" in the Funds' prospectuses.)

         Each Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

         If a Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

         Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividend paid deduction on its federal tax return.

         The Corporation intends to distribute the Funds' investment company taxable income and any net realized capital gains in December to avoid federal excise tax, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Funds and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Funds' prospectuses.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year and the life of a Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                       T = (ERV/P)^1/n - 1
         Where:


                            P       =        a hypothetical initial investment of $1,000
                            T       =        average annual total return
                            n       =        number of years
                            ERV     =        ending  redeemable  value: ERV is
                                             the  value,   at  the  end  of  the
                                             applicable     period,     of     a
                                             hypothetical $1,000 investment made
                                             at the beginning of the  applicable
                                             period.

       Average Annual Total Return for the periods ended October 31, 1995

                                           One year                Life of Fund
                                           --------                ------------
    Latin America Fund                       -30.96%*                12.69%*(1)

    Pacific Opportunities Fund               -10.73%                  9.89%*(1)

    Greater Europe Growth Fund                15.06%*                15.81%*(2)


     (1) For the period beginning December 8, 1992 (commencement of operations for Latin America Fund and Pacific Opportunities Fund).

     (2) For the period beginning October 10, 1994 (commencement of operations for Greater Europe Growth Fund).

     * The Adviser maintained Fund expenses for the period December 8, 1992 through October 31, 1993 for Latin America Fund and Pacific Opportunities Fund, for the fiscal years ended October 31, 1994 and 1995 for Latin America Fund for the period October 10, 1994 through October 31, 1994 and for the fiscal year ended October 31, 1995 for Greater Europe Growth Fund. For Latin America Fund and Greater Europe Growth Fund, the average annual total returns for one year and for the life of the Fund, had the Adviser not maintained each Fund's expenses, would have been lower. For Pacific Opportunities Fund, the average annual total return for the life of the Fund had the Adviser not maintained the Fund's expenses would have been lower.


         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

         Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):


                                         C = (ERV/P) - 1
                  Where:

                            C       =        Cumulative Total Return
                            P       =        a hypothetical initial investment of $1,000
                            ERV     =        ending  redeemable  value: ERV is
                                             the  value,   at  the  end  of  the
                                             applicable     period,     of     a
                                             hypothetical $1,000 investment made
                                             at the beginning of the  applicable
                                             period.

         Cumulative Total Return for the periods ended October 31, 1995

                                        One year                Life of Fund
                                        --------                ------------
Latin America Fund                       -30.96%                  41.32%(1)

Pacific Opportunities Fund               -10.73%                  31.41%(1)

Greater Europe Growth Fund                15.06%                  16.79%(2)

          (1) For the period beginning December 8, 1992 (commencement of operations for Latin America Fund and Pacific Opportunities
               Fund).

          (2) For the period beginning October 10, 1994 (commencement of operations for Greater Europe Growth Fund).


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change

         Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

         Quotations of the Funds' performance are historical and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of the Funds' expenses.

Comparison of Portfolio Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         Because some or all each Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part that Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which either Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, a Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which a Fund's performance may be compared include, but are not limited to, the following:


     The  Morgan Stanley Capital International (MSCI)  Europe/Australia/Far East
     (EAFE) Index
     The  MSCI Europe Index
     International  Finance  Corporation's Latin America
     Investable Total Return Index
     Morgan Stanley Capital International World Index
     J.P. Morgan Global Traded Bond Index
     Salomon Brothers World Government Bond Index
     NASDAQ Composite Index
     Wilshire 5000 Stock Index

         The following graph illustrates the historical risks and returns of selected unmanaged indices which track the performance of various combinations of United States and international securities for the 26 year period ended December 31, 1995; results for other periods may vary. The graph uses 26 year annualized international returns represented by the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index and 26 year annualized United States returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall portfolio performance within each index. Performance of an index is historical, and does not represent the performance of a Fund, and is not a guarantee of future results.

X-Y scatter chart

CHART TITLE:

             ------------------------------------------------------
                               EFFICIENT FRONTIER
                 S&P 500 vs. MSCI EAFE Index (12/31/69-12/31/95)
             ------------------------------------------------------

CHART DATA:

                      Standard
                      Deviation
            Total     (Portfolio
            Return    Volatility
            (Reward)   --Risk)         Indices
            ------    ---------   ---------------

            13.15      17.100%    Int'l MSCI EAFE
            13.16      16.10      US/90 Int'l
            13.14      15.        20/80
            13.09      14.30      U.S./70 Int'l
            13.01      14.        40/60
            12.9       13.50      U.S./50Int'l
            12.76      13.        60/40
            12.59      13.70      U.S./30 Int'l
            12.39      14.        80/20
            12.15      14.90      U.S./10 Int'l
            11.89      15.100%    U.S. S&P 500


Data Source:  Ibbotson Associates. (Data as of 12/31/95)

         The following graph illustrates the historical risks and returns of selected indices which track the performance of various combinations of United States and international securities for the 26 year period ended December 31, 1995; results for other periods may vary. The graph uses 26-year annualized international returns represented by the Morgan Stanley Capital International Europe (EUR) 14 Index and 26-year annualized United States returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall portfolio performance within each index. Performance of an index is historical, does not represent the performance of a Fund, and is not a guarantee of future results.

X-Y scatter chart


CHART TITLE:

           ----------------------------------------------------------
                               EFFICIENT FRONTIER
                S&P 500 vs. MSCI EUROPE Index (12/31/69-12/31/95)
           ----------------------------------------------------------
CHART DATA:

                      Standard
                      Deviation
            Total     (Portfolio
            Return    Volatility
            (Reward)   --Risk)         Indices
            ------    ---------   ---------------
            12.47      16.100%      Int'l MSCI EAFE
            12.52      16.10        US/90 Int'l
            12.55      15.          20/80
            12.56      14.30        U.S./70 Int'l
            12.54      14.          40/60
            12.49      14.50        U.S./50Int'l
            12.42      14.          60/40
            12.32      14.70        U.S./30 Int'l
            12.2       14.          80/20
            12.06      14.90        U.S./10 Int'l
            11.89      15.100%      U.S. S&P 500

Data Source:  Ibbotson Associates. (Data as of 12/31/95)

         From time to time, in marketing and other Fund literature, Directors and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


Scudder's Theme: Build Create Provide Marketing and fund literature may refer to Scudder's theme: "Build Create Provide." This theme intends to encapsulate the composition of a sound investment philosophy, one through which Scudder can help provide investors appropriate avenues for pursuing dreams. Individuals recognize the need to build investment plans that are suitable and directed at achieving one's financial goals. The desired result from planning and a long-term commitment to it is the ability to build wealth over time. While there are no guarantees in the pursuit of wealth through investing, Scudder believes that a sound investment plan can enhance one's ability to achieve financial goals that are clearly defined and appropriately approached. Wealth, while a relative term, may be defined as the freedom to provide for those interests which you hold most important -- your family, future, and/or your community.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.


Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.


The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

                     (See "Fund organization" in the Funds'
                                 prospectuses.)

         The Corporation was organized as Scudder Fund of Canada Ltd. in Canada in 1953 by the investment management firm of Scudder, Stevens & Clark. On March 16, 1964, the name of the Corporation was changed to Scudder International Investments Ltd. On July 31, 1975, the corporate domicile of the Corporation was changed to the United States through the transfer of its net assets to a newly formed Maryland corporation, Scudder International Fund, Inc., in exchange for shares of the Corporation which then were distributed to the shareholders of the Corporation.

         The authorized capital stock of the Corporation consists of 400 million shares of a par value of $.01 each, all of one class and all having equal rights as to voting, redemption, dividends and liquidation. Shareholders have one vote for each share held. The Corporation's capital stock is comprised of four series: Scudder International Fund, the original series; Scudder Latin America Fund and Scudder Pacific Opportunities Fund, both organized in December, 1992 and Scudder Greater Europe Growth Fund, organized in August, 1994. Each series consists of 100 million shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the

Board of Directors. The assets of the Corporation received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Corporation. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Corporation, subject to the general supervision of the Directors, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Corporation or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Directors, in their discretion, may authorize the division of shares of the Corporation (or shares of a series) into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Directors have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations would require the Corporation first to obtain an exemptive order of the SEC) nor of changing the method of distribution of shares of the Fund.

         The Corporation's Amended and Restated Certificate of Incorporation (the "Articles") provide that the Directors of the Corporation, to the fullest extent permitted by Maryland General Corporation Law and the 1940 Act, shall not be liable to the Corporation or its shareholders for damages. Maryland law currently provides that Directors shall be immune from liability for any action taken by them in good faith, in a manner reasonably believed to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports. The Articles and the By-Laws provide that the Corporation will indemnify its Directors, officers, employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation consistent with applicable law. Nothing in the Articles or the By-Laws protects or indemnifies a Director, officer, employee or agent against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

               (See "Fund organization--Investment adviser" in the
                             Funds' prospectuses.)


         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to the Funds. This organization is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced the Scudder International Fund, the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. As of September 30, 1995, the Adviser was responsible for managing more than $20 billion in non-U.S. securities, including approximately $3 billion in Latin American debt and equity securities and $4 billion in Pacific Basin debt and equity securities. The Adviser manages a number of offshore and U.S. investment companies that invest in all or select regions of Latin America and the Pacific Basin.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $12 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which a Fund may invest, the conclusions and investment decisions of the Adviser with respect to a Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Funds and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.


         The Investment Management Agreements between the Corporation, on behalf of Latin America Fund and Pacific Opportunities Fund, and on behalf of Greater Europe Growth Fund and the Adviser were last approved by the Directors on September 6, 1995. The Investment Management Agreement between the Corporation, on the behalf of Greater Europe Growth Fund is dated October 10, 1994. The Agreements (collectively, the "Agreements") are dated December 8, 1992 and October 10, 1994, respectively and will continue in effect until September 30, 1996 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of each Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of their assignment.

         Under the Agreements, the Adviser regularly provides a Fund with continuing investment management for a Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to a Fund's Articles, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Directors of each Fund may from time to time establish.

         Under the Agreements, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget;
processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Funds in the conduct of their business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses of all Directors, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Corporation affiliated with the Adviser and makes available, without expense to the Funds, the services of such Directors, officers and employees of the Adviser as may duly be elected officers of the Corporation, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.


         For these services Latin America Fund pays the Adviser an annual fee equal to 1.25% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the period December 8, 1992 (commencement of operations) to October 31, 1993, the Adviser did not impose a portion of its management fee amounting to $544,287 and the amount imposed amounted to $445,720. The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. During the fiscal years ended October 31, 1994 and 1995, these agreements resulted in a reduction of management fees paid by the Latin America Fund of $229,325 and $216,058, respectively. During the fiscal years ended October 31, 1994 and 1995, the Adviser imposed a portion of its management fees amounting to $7,169,711 and $7,166,386, respectively.

         For these services Pacific Opportunities Fund pays the Adviser an annual fee equal to 1.10% of the Fund's average daily net assets payable monthly, provided the Fund will make interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the period December 8, 1992 (commencement of operations) to October 31, 1993 the Adviser did not impose any of its management fee which amounted to $531,572. For the fiscal years ended October 31, 1994 and 1995 the fees imposed amounted to $4,662,015 and $4,590,699, respectively.

         For these services Greater Europe Growth Fund pays the Adviser a fee equal to 1.00% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until ___________________ to maintain the total annualized expenses of the Fund at no more than 1.50% of the average daily net assets of the Fund. For the fiscal year ended October 31, 1995, the Adviser did not impose all of its management fee amounting to $274,656.

         Under the Agreements the Funds are responsible for all of their other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of the Funds who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Funds may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. Each Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors of the Funds with respect thereto. The custodian agreement provides that the Custodian shall compute the net asset value. Each Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of any Fund for portfolio pricing services, if any.

         Each Agreement requires the Adviser to reimburse that Fund for all or a portion of advances of its management fee to the extent annual expenses of a Fund (including the management fee stated above) exceed the limitations prescribed by any state in which such Fund's shares are offered for sale. Management has been advised that, while most states have eliminated expense limitations, the lowest of such limitations is presently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of average daily net assets and 1 1/2% of average daily net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of the Funds' fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitations at the time of such payment.

         The Agreements also provide that the Funds may use any name derived from the name "Scudder, Stevens & Clark" only as long as an Agreement or any extension, renewal or amendment thereof remains in effect.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning such Agreements, the Directors of the Corporation who are not "interested persons" of the Adviser are represented by independent counsel at the Funds' expense.

         The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Directors of the Corporation may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of a Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                             DIRECTORS AND OFFICERS
                                                                                               Position with
                                                                                               Underwriter,
Name                                  Position              Principal                          Scudder Investor
and Address                           with Corporation      Occupation**                       Services, Inc.
-----------                           ----------            ------------                       -----------------
Edmond D. Villani #@*                 Chairman of the       President and Managing Director    --
                                      Board and Director    of Scudder, Stevens & Clark, Inc.

Nicholas Bratt #@*                    President and         Managing Director of Scudder,      --
                                      Director              Stevens & Clark, Inc.

Paul Bancroft III                     Director              Venture Capitalist and             --
1120 Cheston Lane                                           Consultant to Bessemer
Queenstown, MD  21658                                       Securities Corporation;
                                                            President, Chief Executive
                                                            Officer and Director, Bessemer
                                                            Securities Corporation (until
                                                            1988)

Thomas J. Devine                      Director              Consultant                         --
641 Lexington Avenue
New York, NY 10022


Keith R. Fox                          Director              President, Exeter Capital          --
10 East 53rd Street                                         Management Corporation
New York, NY 10022


William H. Gleysteen, Jr.             Director              President, The Japan Society,     --
The Japan Society, Inc.                                     Inc. (1989 to present); Vice
333 East 47th Street                                        President of Studies, Council on
New York, NY  10017                                         Foreign Relations (1986-1989)

William H. Luers                      Director              President, The Metropolitan        --
The Metropolitan Museum of Art                              Museum of Art (1986 to present)
1000 Fifth Avenue
New York, NY  10028

Dr. Wilson Nolen                      Director              Consultant (1989 to present);      --
1120 Fifth Avenue                                           Corporate Vice President,
New York, NY  10128                                         Becton, Dickinson & Company,
                                                            (manufacturer of medical and
                                                            scientific products) until 1989

Juris Padegs #@*                      Director, Vice        Managing Director of Scudder,      Vice President &
                                      President and         Stevens & Clark, Inc.              Director
                                      Assistant Secretary

                                       53

                                                                                               Position with
                                                                                               Underwriter,
Name                                  Position              Principal                          Scudder Investor
and Address                           with Corporation      Occupation**                       Services, Inc.
-----------                           ----------            ------------                       -----------------

Daniel Pierce +@*                     Director              Chairman of the Board and          Vice President,
                                                            Managing Director of Scudder,      Director & Assistant
                                                            Stevens & Clark, Inc.              Treasurer

Dr. Gordon Shillinglaw                Director              Professor Emeritus of             --
196 Villard Avenue                                          Accounting, Columbia University
Hastings-on-Hudson, NY 10706                                Graduate School of Business

Robert W. Lear                        Honorary Director     Executive-in-Residence, Visiting   --
429 Silvermine Road                                         Professor, Columbia University
New Canaan, CT 06840                                        Graduate School of Business


Robert G. Stone, Jr.                  Honorary Director     Chairman of the Board and          --
405 Lexington Avenue                                        Director, Kirby Corporation,
New York, NY 10174                                          (marine transportation, diesel
                                                            repair and property and casualty
                                                            insurance in Puerto Rico)

Elizabeth J. Allan#                   Vice President        Principal of Scudder, Stevens &    --
                                                            Clark, Inc.


Carol L. Franklin#                    Vice President        Principal of Scudder, Stevens &    --
                                                            Clark, Inc.

Edmund B. Games, Jr. +                Vice President        Principal of Scudder, Stevens &   --
                                                            Clark, Inc.

Jerard K. Hartman #                   Vice President        Managing Director of Scudder,      --
                                                            Stevens & Clark, Inc.

William E. Holzer #                   Vice President        Managing Director of Scudder,      --
                                                            Stevens & Clark, Inc.

Thomas W. Joseph +                    Vice President        Principal of Scudder, Stevens &    Vice President,
                                                            Clark, Inc.                        Director, Treasurer &
                                                                                               Assistant Clerk


David S. Lee +                        Vice President and    Managing Director of Scudder,      President, Assistant
                                      Assistant Treasurer   Stevens & Clark, Inc.              Treasurer and Director

Thomas F. McDonough +                 Vice President and    Principal of Scudder, Stevens &    Clerk
                                      Secretary             Clark, Inc.


Pamela A. McGrath +                   Vice President and    Managing Director of Scudder,      --
                                      Treasurer             Stevens & Clark, Inc.


                                       54

                                                                                               Position with
                                                                                               Underwriter,
Name                                  Position              Principal                          Scudder Investor
and Address                           with Corporation      Occupation**                       Services, Inc.
-----------                           ----------            ------------                       -----------------

Edward J. O'Connell #                 Vice President and    Principal of Scudder, Stevens &    Assistant Treasurer
                                      Assistant Treasurer   Clark, Inc.

Kathryn L. Quirk #                    Vice President and    Managing Director of Scudder,      Vice President
                                      Assistant Secretary   Stevens & Clark, Inc.

Richard W. Desmond #                  Assistant Secretary   Vice President of Scudder,         Vice President
                                                            Stevens & Clark, Inc.

Coleen Downs Dinneen+                 Assistant Secretary   Vice President of Scudder,         Assistant Clerk
                                                            Stevens & Clark, Inc.

* Messrs. Villani, Bratt, Padegs and Pierce are considered by each Fund and its counsel to be persons who are "interested persons" of the Adviser or of the Fund within the meaning of the 1940 Act, as amended.

** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

@ Messrs. Villani and Padegs are members of the Executive Committee which may exercise substantially all of the powers of the Board of Directors when it is not in session.

+    Address: Two International Place, Boston, Massachusetts 02110

#    Address: 345 Park Avenue, New York, New York 10154


         As of January 31, 1996 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of Latin America Fund, ____% of the shares of Pacific Opportunities Fund and ________ shares, or ____% of the shares of Greater Europe Growth Fund outstanding on such date.

         Certain accounts for which the Adviser acts as investment adviser owned ___________ shares in the aggregate, or _____% of the outstanding shares of Pacific Opportunities Fund on January 31, 1996. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         To the best of each Fund's knowledge, as of January 31, 1996 no person owned beneficially more than 5% of a Fund's outstanding shares, except as stated above.

         The Directors and officers of the Corporation also serve in similar capacities with other Scudder funds.


                                  REMUNERATION


         Several of the officers and Directors of the Corporation may be officers or employees of the Adviser, Scudder Service Corporation, Scudder Trust Company or of Scudder Investor Services, Inc. and participate in the fees paid by the Corporation. The Corporation pays no direct remuneration to any officer of the Corporation. However, each of the Corporation's Directors who is not affiliated with the Adviser will be paid by the Corporation. Each of these unaffiliated Directors receives an annual director's fee of $4,000 from the Fund and fees of $400 for each attended Directors meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Funds and the Adviser or any of its affiliates. Each unaffiliated Director also receives $150 per committee meeting other than those set forth above. For the fiscal year ended October 31, 1995, Latin America Fund paid such Directors $66,435, Pacific Opportunities Fund paid such Directors $62,705 and such expenses for Greater Europe Growth Fund aggregated $59,880, of which $28,000 was unpaid at October 31, 1995.

The following Compensation Table, provides in tabular form, the following data.

Column (1) All Directors who receive compensation from the Corporation.

Column (2) Aggregate compensation received by a Director from all series of the Corporation - Scudder International Fund Inc., which is comprised of Scudder International Fund, Scudder Latin America Fund, Scudder Pacific Opportunities Fund and Scudder Greater Europe Growth Fund.

Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Corporation. Scudder International Fund, Inc. does not pay its Directors such benefits.

Column (5) Total compensation received by a Director from Scudder International Fund, Scudder Latin America Fund, Scudder Pacific Opportunities Fund and Scudder Greater Europe Growth Fund, plus compensation received from all funds managed by the Adviser for which a Director serves. The total number of funds from which a Director receives such compensation is also provided in column (5).


                               Compensation Table
                      for the year ended December 31, 1995

=========================== ==================================== =================== ================ ===================
           (1)                              (2)                         (3)                (4)               (5)
                              Aggregate Compensation from the                                               Total
                              Corporation (consisting of four        Pension or                       Compensation From
                            funds: Scudder International Fund,       Retirement         Estimated      the Corporation
                                Scudder Latin America Fund,       Benefits Accrued       Annual        and Fund Complex
     Name of Person,        Scudder Pacific Opportunities Fund    As Part of Fund     Benefits Upon    Paid to Director
         Position            and Scudder Greater Europe Growth        Expenses         Retirement
                                           Fund)
=========================== ==================================== =================== ================ ===================

Paul Bancroft III,                        $38,267                       N/A                N/A             $142,067
Director                                                                                                  (15 funds)

Thomas J. Devine,                         $38,267                       N/A                N/A             $146,267
Director                                                                                                  (17 funds)

Keith R. Fox                                $0                          N/A                N/A              $1,686
Director                                                                                                   (2 funds)

William H. Gleysteen,                     $38,267                      $4,133             $4,133           $134,650
Jr., Director                                                                                             (13 funds)

William H. Luers,                         $38,267                       N/A                N/A             $102,267
Director                                                                                                  (10 funds)

Dr. Wilson Nolen,                         $36,667                       N/A                N/A             $148,342
Director                                                                                                  (16 funds)

Dr. Gordon Shillinglaw,                   $39,867                       N/A                N/A             $102,097
Director                                                                                                  (15 funds)

Robert G. Stone, Jr.,                     $38,267                      $6,788             $6,788           $144,302
Honorary Director                                                                                         (16 funds)



                                   DISTRIBUTOR


         The Corporation has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated July 15, 1985 will remain in effect until September 30, 1996 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of each Fund. The underwriting agreement was last approved by the Directors on September 6, 1995.


         Under the underwriting agreement, the Funds are responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Funds and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

Note: Although each Fund does not currently have a 12b-1 Plan, and the Directors have no current intention of adopting one, a Fund would also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, were adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of each Fund.

                                      TAXES

      (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information,
                    Tax identification number" in the Funds'
                                 prospectuses.)

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, that Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by a Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of a Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of that Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Each Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by a Fund to foreign countries (which taxes relate primarily to investment income). Each Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of a Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If a Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by a Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in a Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes that Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the relevant Fund.

         Many futures and forward contracts entered into by a Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

         Subchapter M of the Code requires each Fund to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Each Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that a Fund may undertake may be limited.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes that Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If a Fund invests in stock of certain foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of a Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to that Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Fund's investment company taxable income and, accordingly, would not be taxable to that Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Each Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in a Fund's investment company taxable income and net capital gain which, to the extent distributed by that Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, a Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. Each Fund may make an election with respect to those foreign investment companies which provide a Fund with the required information.

         If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by a Fund in a written notice to shareholders.

         Each Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 20% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for each Fund through the Distributor which in turn places orders on behalf of a Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Funds' portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Funds. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of a Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Each Fund's purchases of securities which are traded in the over-the-counter market are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Such trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information will be used by the Adviser in connection with each Fund.
Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

         Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Funds' custodian and a credit will be given against the custodian fee due to the custodian equal to one-half of the commission on any such transaction.


         For the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the fiscal years ended October 31, 1994 and 1995 Latin America Fund paid brokerage commissions of $664,710, $1,959,556 and $__________, respectively. For the fiscal year ended October 31, 1995, $____________ (__%) of the total brokerage commissions paid by the Fund resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $____________ (__%) of all brokerage transactions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.

         For the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the fiscal years ended October 31, 1994 and 1995 Pacific Opportunities Fund paid brokerage commissions of $1,024,534, $2,485,807, and $__________, respectively. For the fiscal year ended October 31, 1995, $____________ (__%) of the total brokerage commissions paid by the Fund resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $____________ (__%) of all brokerage transactions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.

         For the fiscal year ended October 31, 1995, Greater Europe Growth Fund paid brokerage commissions of $_______. For the fiscal year ended October 31, 1995, $_______ (___%) of the total brokerage commissions paid by the Fund resulted in orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $_______ (___%) of all brokerage transactions. Such brokerage was not allocated to any particular brokers or dealers or with any regard to the provision of market quotations for purposes of valuing the Fund's portfolio or to any other special factors.

         The Directors review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


Portfolio Turnover


         Latin America Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the fiscal years ended October 31, 1994 and 1995 was 4.6% (annualized), 22.4% and 39.5%, respectively. For the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the fiscal years ended October 31, 1994 and 1995, Pacific Opportunities Fund had a portfolio turnover rate of 9.9% (annualized), 38.5% and 64.0%, respectively. For the fiscal year ended October 31, 1995, Greater Europe Growth Fund had a portfolio turnover rate of 27.9%. Higher levels of activity by the Funds result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Funds' shareholders. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet the Funds' objectives.


                                 NET ASSET VALUE

         The net asset value of shares of a Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Funds' Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of each Fund included in the Funds' prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Other Information

         Many of the investment changes in each Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The CUSIP number of Latin America Fund is 811165 20 8.

         The CUSIP number of Pacific Opportunities Fund is 811165 30 7.

         The CUSIP number of Greater Europe Growth Fund is 811165 40 6.

         Each Fund has a fiscal year end of October 31.

         Dechert Price & Rhoads acts as general counsel for the Funds.

         Each Fund employs Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts 02109 as Custodian. Brown Brothers Harriman & Company has entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the 1940 Act.

         Costs of $80,462 and $58,141 incurred by Latin America Fund and Pacific Opportunities Fund, respectively, in conjunction with their organization are amortized over the five year period beginning December 8, 1992.


         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for each Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Funds pay Service Corporation an annual fee of $17.55 which is $8.05 for its services as transfer and dividend paying agent and $9.50 for its services as shareholder service agent. For the fiscal year ended October 31, 1995, Latin America Fund incurred charges of $1,778,233 of which $134,608 is unpaid at October 31, 1995. For the fiscal year ended October 31, 1995, Pacific Opportunities Fund incurred charges of $1,047,442 of which $80,873 is unpaid at October 31, 1995. For the fiscal year ended October 31, 1995, Greater Europe Growth Fund incurred charges of $123,598 of which $48,403 was not imposed and $74,698 was unpaid at October 31, 1995.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Funds. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.04% of such assets in excess of $150 million and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service.


         The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Latin America Fund


         The financial statements, including the Investment Portfolio of Latin America Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated October 31, 1995, and are hereby deemed to be part of this Statement of Additional Information.


Pacific Opportunities Fund


         The financial statements, including the Investment Portfolio of Pacific Opportunities Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated October 31, 1995, and are hereby deemed to be part of this Statement of Additional Information.


Greater Europe Growth Fund


         The financial statements, including the Investment Portfolio of Greater Europe Growth Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated October 31, 1995, and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

The following is a description of the ratings given by Moody's and S&P to corporate bonds.

Ratings of Corporate Bonds

         S&P:

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


Scudder
Latin America
Fund

Annual Report
October 31, 1995



o For investors seeking long-term growth of capital from a portfolio investing primarily in the securities of Latin American issuers.


o  A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER LATIN AMERICA FUND

   CONTENTS

  2 In Brief

  3 Letter from the Fund's Chairman

  4 Performance Update

  5 Portfolio Summary

  6 Portfolio Management Discussion

 11 Investment Portfolio

 15 Financial Statements

 18 Financial Highlights

 19 Notes to Financial Statements

 24 Report of Independent Accountants

 25 Tax Information

 25 Officers and Directors

 26 Investment Products and Services

 27 How to Contact Scudder


   IN BRIEF

 - Compared with the early years of this decade, the past 12 months have been highly volatile for most Latin American stock markets. Mexico's decision in late 1994 to devalue the peso sparked a selloff that resulted in severe declines in the dollar prices of Mexican stocks. Fearful of currency devaluations elsewhere, investors liquidated holdings in other Latin American markets, eroding prices throughout the region.

 - Scudder Latin America Fund's -30.96% return for the year, although disappointing, was less than the decline of the unmanaged IFC Latin America Investable Total Return Index and the average decline of the 17 Latin America funds tracked by Lipper Analytical Services.


(bar chart title)
               Investment Returns for the 12 Months Ended 10/31/95

(bar chart data)

                                     IFC Latin America
           Scudder Latin America     Investable Total
                    Fund               Return Index           Lipper Average
                    ----               ------------           --------------
                  -30.96%                -37.44%                 -38.94%



 - In the wake of a dramatic outflow of foreign investment this year, Latin American governments have demonstrated their commitment to economic and market reforms intended to increase internal savings and investment.

LETTER FROM THE FUND'S CHAIRMAN


Dear Shareholders,

         Latin America has been a learning experience for many investors. The initial success of all Latin American markets in 1993 and most of 1994 convinced some that these markets were all return and no risk. After the Mexican peso devaluation in December and subsequent market declines, investors pulled out of the region en masse, their views on risk and return having made a full pendulum swing.

         As long-term investors, we have tried to put things into perspective. Similarly, shareholders who have been with the Fund since inception have seen the best and the worst, and thus can evaluate their commitment to Latin America with a more complete understanding of the potential risks and rewards. This year's declines have not lessened our belief in the region's long-term investment potential. In fact, the dramatic responses in Mexico, Argentina, and elsewhere to the loss of foreign investment capital have provided new sources of optimism.

         As market-based economic reforms continue in these countries, we believe opportunities for significant capital appreciation will continue apace. Over the past few years, your portfolio managers have demonstrated commendable skill in taking advantage of those opportunities, while also outperforming the indices in both high and low markets. Scudder Latin America Fund was the top-performing Latin America fund, according to Lipper, during the two years ended October 31, 1995 -- a period that encompassed both spectacular gains and sobering declines.*

         As always, please contact a Scudder Investor Relations representative at 1-800-225-2470 if you have any questions about the Fund or your investments. Page 27 provides more information on how to contact Scudder. Thank you for choosing Scudder Latin America Fund to help meet your investment needs.

                                        Sincerely,

                                        /s/Edmond D. Villani
                                        Edmond D. Villani, Chairman
                                        Scudder Latin America Fund

* The Fund was ranked first of nine funds for the two years ended 10/31/95, second of 17 funds for the 12 months ended 10/31/95, and first of four funds since inception (12/8/92).

SCUDDER LATIN AMERICA FUND
PERFORMANCE UPDATE as of October 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER LATIN AMERICA FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $ 6,904   -30.96%   -30.96%
Life of
  Fund*   $14,132    41.32%    12.69%

IFC LATIN AMERICA INVESTABLE TOTAL
RETURN INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $ 6,256   -37.44%   -37.44%
Life of
  Fund*   $11,826    18.26%     6.11%

IFC GLOBAL LATIN AMERICA COMPOSITE
INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $ 6,611   -33.89%   -33.89%
Life of
  Fund*   $12,646    26.46%     8.66%

* The Fund commenced operations on
  December 8, 1992. Index comparisons
  begin December 31, 1992.

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Latin America Fund
Year            Amount
----------------------
12/92*         $10,000
4/93           $10,560
10/93          $14,728
4/94           $16,604
10/94          $19,651
4/95           $13,558
10/95          $13,567

IFC Latin America Investable
Total Return Index
Year            Amount
----------------------
12/92*         $10,000
4/93           $10,350
10/93          $13,434
4/94           $15,495
10/94          $18,903
4/95           $12,114
10/95          $11,826

IFC Global Latin America
Composite Index
Year            Amount
----------------------
12/92*         $10,000
4/93           $ 9,995
10/93          $12,910
4/94           $15,013
10/94          $19,129
4/95           $12,981
10/95          $12,646

The IFC Latin America Investable Total Return Index is prepared by International Finance Corporation. It is an unmanaged, market capitalization-weighted representation of stock performance in seven Latin American markets, and measures the returns of stocks that are legally and practically available to investors. Unlike Fund returns, Index returns do not reflect any fees or expenses.


-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31

                       1993*     1994      1995
                     ---------------------------
NET ASSET VALUE...   $18.41    $24.44    $16.22
INCOME DIVIDENDS..   $   --    $  .06    $   --
CAPITAL GAINS
DISTRIBUTIONS.....   $   --    $  .06    $  .73
FUND TOTAL
RETURN (%)........    53.42**   33.43    -30.96
INDEX TOTAL
RETURN (%)........    28.72     48.17    -37.44

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not maintained the Fund's expenses, the average annual total return for the one year and life of Fund periods would have been lower.
** Total return does not reflect the effect of the applicable redemption fees.

PORTFOLIO SUMMARY as of October 31, 1995
---------------------------------------------------------------------------
GEOGRAPHICAL (Excludes 12% Cash Equivalents)
---------------------------------------------------------------------------
Brazil                   43%
Mexico                   27%              The Fund's relatively high
Argentina                22%              weighting in Brazilian
Chile                     4%              and Argentine stocks
Peru                      3%              provided some protection
Colombia                  1%              this year against the
                        ----              declines in Mexico.
                        100%
                        ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS (Excludes 12% Cash Equivalents)
--------------------------------------------------------------------------
Consumer Staples        27%
Communications          16%               Consumer staples companies
Energy                  14%               continue to make up the
Manufacturing           11%               Fund's largest sector
Utilities                9%               weighting. Such holdings
Financial                8%               typically have good cash
Metals and Minerals      7%               flow and a large share of
Consumer Discretionary   5%               their markets.
Construction             3%
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------
 1. PEREZ COMPANC S.A.
        Industrial conglomerate in Argentina
 2. TELECOMUNICACOES DE SAO PAULO S.A.
        Telecommunication services in Brazil
 3. COMPANHIA ENERGETICA DE MINAS GERAIS
        Electric power utility in Brazil
 4. COMPANHIA CERVEJARIA BRAHMA
        Leading beer producer and distributor in Brazil
 5. COMPANHIA VALE DO RIO DOCE
        Diverse mining and industrial complex in Brazil
 6. KIMBERLY CLARK DE MEXICO S.A. DE C.V.
        Consumer paper products company
 7. PANAMERICAN BEVERAGES INC.
        Soft drink bottler in Mexico
 8. BANCO ITAU S.A.
        Bank in Brazil
 9. PETROLEO BRASILIERO S.A.
        Petroleum company in Brazil
10. CENTRAIS ELECTRICAS BRASILEIRAS S/A
        Electrical utility in Brazil

The predominance of Brazilian stocks among the Fund's largest holdings attests to our confidence in the country's continued economic and political reform.

--------------------------------------------------------------------------
For more complete details about the Fund's Investment Portfolio, see page 11.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER LATIN AMERICA FUND
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

         Fiscal-year 1995 was clearly the most difficult since the Fund's inception in late 1992. The Fund's -30.96% total return for fiscal year 1995 largely reflects the severe declines most Latin American stock markets experienced during the first quarter. As we mentioned in previous reports to shareholders, the unanticipated devaluation of the Mexican peso in late December 1994 was the triggering mechanism for what became one of the worst bear markets in the region since the debt crisis of the early 1980s.

         But market returns for the full year mask substantial recoveries in some cases -- recoveries prompted by the actions of Latin American governments to achieve equilibrium in their trade accounts with other nations and to continue with market-based economic reforms. The Brazilian market, for example, declined 38% in the six months through April 30, 1995, but cut its losses to 26% by the end of October. The Peruvian market reversed a 27.47% decline as of April 30, 1995, and posted a 1.28% gain for the full 12-month period ended October 31. For the same period, the International Finance Corporation's unmanaged Latin America Investable Total Return Index fell 37.44%. Returns for the individual country components of the Index are shown below:

(bar chart title)
                      Investment Returns in Latin American
                                  Stock Markets
                   (for the 12 months ended October 31, 1995)
(bar chart data)

                            Argentina      -26.33%

                               Brazil      -25.47%

                                Chile       -9.87%

                             Colombia      -28.46%

                               Mexico      -54.54%

                                 Peru       +1.28%

                            Venezuela       +4.43%

                    IFC Latin America      -37.44%
                     Investable Index

         Source: IFC Emerging Markets Database
         Past performance is no indication of future results.

                                 Mexico Stumbles

         Historically, a fundamental problem in Mexico and elsewhere in Latin America (with the exception of Chile) has been a very low rate of internal savings. Foreigners have taken up the slack mainly through short-term loans, adding an element of instability to the extent that investment spending and therefore economic growth has been highly influenced by the willingness of foreign savers to supplement internally generated savings.

         By late 1994, the situation in Mexico had become unstable. The country had a current account deficit of over $29 billion and had suffered two unsolved political assassinations. Given the increase in political and economic risk, investors who had been sending billions to the country for years decided that it was no longer prudent to do so. Others demanded steeply higher interest rates, threatening to snuff out the country's recent economic recovery. The Mexican government concluded that a devaluation was necessary to trim the current account deficit and remove the upward pressure on interest rates. In all, gross fixed investment in Mexico declined from 21.6% of GDP in 1994 to an estimated 17% in 1995, and the economy is expected to contract by upwards of 6% to 7% this year.

         Argentina experienced a similar catastrophe after the Mexico crisis, losing nearly $8 billion in bank deposits in the three months following the December devaluation. A subsequent drop in private credit curtailed financing for investment and consumption goods, as well as working capital, providing an immediate shock on the supply side from which the economy is only now recovering. Real GDP this year is expected to be 2% to 3% below that of 1994.

                     The Case for Investing in Latin America

         The capital flight early this year and the region's economic difficulties have not lessened our belief in Latin America's long-term investment potential. Desperately in need of investment capital, the region has the potential to offer comparatively higher rates of return than one typically finds in the more developed countries of the world. With the exception of Venezuela, governments in Latin America understand that until they can finance healthy capital formation ratios with assured levels of internal savings, they will be beholden to foreign savers and subject to the type of economic contraction that results when the inflow of capital is withheld. The goal of economic reform in Latin America should be to encourage the inflow of long-term foreign savings and to promote higher rates of internal savings. Liberalized capital markets broaden society's choice about how funds are to be allocated. The recent turmoil in Mexico has reaffirmed the critical importance of reform in that direction, demonstrating the damage done by the fall-off of foreign savings in economies with sub-optimal internal savings rates.

         The case for investing in Latin America is bolstered by the fact that in 1995, countries made difficult adjustments when faced with significant challenges. Mexico reversed its current account deficit virtually overnight and is expected to post a slight surplus this year. (Exports continued to grow -- up 25% this year -- while imports have declined due to the economic downturn.) Argentina also has improved its current account deficit through strong exports and compressed imports. The country's 1994 deficit of $10.2 billion is expected to shrink to $2.8 billion this year. Meanwhile inflation in Brazil, which had been a mind-boggling 1,094% in 1994, is likely to finish this year at about a 23% rate. As a result of these adjustments, we expect healthy rates of economic growth for most countries in 1996, as shown below.


                         Economic Growth Forecasts (GDP)

           Country               1994          1995*         1996*
           -------               ----          -----         -----
           Argentina             7.1%        (2-3)%          1-2%
           Brazil                 5.8           4-5           4-5
           Chile                  4.2           6-7           6-7
           Colombia               5.7           4-5           4-5
           Mexico                 3.5         (6-7)           2-3
           Peru                  12.7           7-8           6-7
           Venezuela            (3.3)         (1-2)         (2-3)


* Estimated. Estimates may prove to be inaccurate, and even if accurate, economic growth may not correlate with market activity.

Source:  Scudder Latin America Group

                                  The Portfolio

         If the long-term case for investing in Latin America rests on the ability of those countries to increase internal savings and investment, then the companies in the portfolio should demonstrate the same. We look for companies that are producing attractive returns on their invested capital and reinvesting that money to generate future growth.

         Holdings in Mexico (currently 23% of portfolio holdings) are largely concentrated in food and beverage stocks. Given that Mexico has the region's second-largest population, consumer-oriented businesses tend to provide steady cash flows, regardless of the economic climate. An example is the recent addition to the portfolio of Grupo Modelo, a beer exporter (brewer of Corona) with a dominant market share in Mexico.

         In Argentina (19% of portfolio holdings), we have emphasized oil and natural gas companies such as YPF, Perez Companc, and Astra. In a region subject to market volatility, we think it is a strategic advantage to own companies with gas and oil reserves. Moreover, these companies' revenues are tied to the dollar while many of their costs are peso denominated. Dollar-based revenues provide a natural way to hedge against any exchange-rate uncertainties.

         In Brazil (38% of portfolio holdings), we have increased the Fund's emphasis on electric utilities. The basis for investment in this sector is the projected shortage of power by 1997 and the urgent need for the government to reform the sector's regulatory structure in order to attract additional investment capital. Presently, Brazilian electric utilities earn little, if anything, on their invested capital and are priced at deep discounts to book value. We believe the privatization program underway in Brazil will reveal the undervalued nature of these companies. Over the long-term, we expect dramatic earnings improvements based upon more favorable regulatory treatment.

                                     Outlook

         We took profits on some holdings this summer, given the opportunity provided by improving stock prices. As a result, the Fund's cash position as of October 31, 1995, (12% of total assets) is relatively high. In the coming months, we intend to redeploy these funds into the market as investment opportunities arise. As always, we will seek the best values in companies that have strong market share, pricing power, and healthy cash flows. The past 12 months have been difficult for investors in Latin America, underscoring the fact that price volatility is an integral part of the emerging markets. However, we are encouraged by the region's continued economic and market-based reforms, and believe that over the long-term investors in Latin America will be rewarded for their commitment.

Sincerely,

Your Portfolio Management Team

/s/Edmund B. Games, Jr.             /s/Joyce E. Cornell
Edmund B. Games, Jr.                Joyce E. Cornell

/s/William F. Truscott
William F. Truscott

                           Scudder Latin America Fund:
                          A Team Approach to Investing

   Scudder Latin America Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

   Lead Portfolio Manager Edmund B. Games, Jr. has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1992. Ed joined Scudder's equity research area in 1960 and has focused on Latin American stocks since 1988. Joyce E. Cornell, Portfolio Manager, has focused on stock selection since 1993. Joyce, who has eight years of investment experience as a research analyst, joined Scudder in 1991. William F. Truscott, Portfolio Manager, contributes expertise on the Fund's Latin American investments, a role he has filled since the Fund commenced operations. Ted joined Scudder in 1992 and has 12 years of experience in the financial industry, including eight years specifically focused on Latin American investments.

                                                                     INVESTMENT PORTFOLIO  as of October 31, 1995

-----------------------------------------------------------------------------------------------------------------

                % of            Principal                                                                Market
              Portfolio       Amount (U.S.$)                                                            Value ($)
-----------------------------------------------------------------------------------------------------------------

                          ---------------------------------------------------------------------------------------
                4.7%         REPURCHASE AGREEMENT
                          ---------------------------------------------------------------------------------------

                                24,295,000  Repurchase Agreement with Donaldson,
                                              Lufkin & Jenrette dated 10/31/95 at 5.875%
                                              to be repurchased at $24,298,965 on 11/1/95
                                              collateralized by a $25,423,000 U.S. Treasury
                                              Note, 5.2%, 6/27/96 (Cost $24,295,000) ...............   24,295,000
                                                                                                      -----------
                          ---------------------------------------------------------------------------------------
                3.8%            COMMERCIAL PAPER
                          ---------------------------------------------------------------------------------------

                                20,000,000  General Electric Corp., 5.7%, 11/15/95
                                              (Cost $19,955,667) .................................     19,952,083
                                                                                                      -----------
                          ---------------------------------------------------------------------------------------
                3.7%            SHORT TERM NOTES
                          ---------------------------------------------------------------------------------------

                                19,320,000  Federal Home Loan Mortgage Corp. Discount
                                              Note, 5.85%, 11/1/95 (Cost $19,317,475) ............     19,317,475
                                                                                                      -----------
                          ---------------------------------------------------------------------------------------
               87.8%            EQUITY SECURITIES
                          ---------------------------------------------------------------------------------------
                                Shares
                          ---------------------------------------------------------------------------------------

ARGENTINA      19.3%             5,840,890  Astra CAPSA (Petroleum company) ......................      8,644,085
                                 3,000,000  BI S.A. "A" (Venture capital company) (b) (c) (d) ....      3,159,000
                                 2,591,653  Bagley y Cia Ltd. S.A."B" (Producer of
                                              cookies and biscuits) ..............................      5,234,877
                                   386,701  Corporacion Cementera Argentina "B"
                                              (Cement producer) (b) (c) ..........................      1,662,731
                                 1,472,511  Nobleza Piccardo (Tobacco company) ...................      5,668,884
                                 5,922,160  Perez Companc S.A. "B" (Industrial
                                              conglomerate) ......................................     26,115,420
                                   737,000  Quilmes Industrial S.A. (Leading beer distributor) ...     12,971,200
                                 2,291,099  Telecom Argentina S.A. "B"
                                              (Telecommunication services) .......................      8,820,290
                                    80,000  Telecom Argentina S.A. (ADR) .........................      3,070,000
                                 4,002,068  Telefonica de Argentina (Telecommunication
                                              services) ..........................................      8,443,941
                                   130,000  Telefonica de Argentina (ADR) ........................      2,697,500
                                   800,000  YPF S.A. "D" (ADR) (Petroleum company) ...............     13,700,000
                                                                                                      -----------
                                                                                                      100,187,928
                                                                                                      -----------

BRAZIL         37.8%         1,235,168,731  Banco Bradesco S.A. (pfd.) (Commercial bank) .........     11,301,778
                                57,069,600  Banco Ita# S.A. (pfd.) (Bank) ........................     16,911,709

   The accompanying notes are an integral part of the financial statements.

SCUDDER LATIN AMERICA FUND

-----------------------------------------------------------------------------------------------------------------

                % of                                                                                     Market
             Portfolio          Shares                                                                  Value ($)
-----------------------------------------------------------------------------------------------------------------
                                50,000,000  Centrais Eletricas Brasileiras S/A "B" (pfd.)
                                              (Electric utility) .................................     14,244,866
                                49,198,681  Companhia Cervejaria Brahma (pfd.) (Leading
                                              beer producer and distributor) .....................     18,774,022
                                 1,957,888  Companhia Cervejaria Brahma (pfd.) Warrants
                                              (expire 9/30/96) (c) ...............................        285,006
                               900,875,000  Companhia Energetica de Minas Gerais
                                              (pfd.) (Electric power utility) ....................     19,296,101
                                63,850,000  Companhia Energetica de Sao Paulo (pfd.)
                                              (Electric utility) .................................      2,163,630
                               326,589,100  Companhia Paranaense de Energia (voting)
                                              (Electric utility) .................................      2,411,004
                                22,160,000  Companhia Paulista de Forca e Luz (voting)
                                              (Electric power utility) ...........................      1,093,081
                                52,043,000  Companhia Petroquimica do Sul S.A. (voting)
                                              (Chemical producer) ................................      2,191,569
                               115,300,000  Companhia Siderurgica Nacional (voting)
                                              (Steel producer) ...................................      2,469,644
                                 1,085,840  Companhia Suzano de Papel e Celulose S.A.
                                              (pfd.) (Paper products) ............................      5,758,029
                               118,350,000  Companhia Vale do Rio Doce (pfd.) (Diverse
                                              mining and industrial complex) .....................     19,012,295
                                 3,232,000  Empresa Brasileira de Compressores S.A. (pfd.)
                                              (Manufacturer of electrical equipment) .............      2,117,141
                                 2,300,000  Investimentos Ita# S/A (pfd.) (Diversified holding company, involved in finance, electronics,
                                              wood products) .....................................      1,315,311
                               107,667,360  Lojas Americanas S.A. (pfd.) (Discount
                                              department store chain) ............................      2,574,837
                               201,708,380  Lojas Americanas S.A. (voting) .......................      4,509,207
                               175,000,000  Petroleo Brasileiro S.A. (pfd.) (Petroleum
                                              company) ...........................................     15,104,497
                            10,063,146,120  S/A White Martins (voting) (Chemical company) ........      9,730,934
                                 8,764,000  Sadia Concordia S/A (pfd.) (Processed poultry
                                              and meat) ..........................................      6,925,542
                                   703,500  Souza Cruz S.A. (voting) (Holding company:
                                              cigarettes and tobacco, fiber cellulose) ...........      5,032,576
                               153,410,000  Telecomunicacoes de Paulo Paulo S.A. (pfd.)
                                              (Telecommunication services) .......................     22,014,156
                                 6,710,986  Telecomunicacoes do Parana S/A (pfd.)
                                              (Telecommunication services) .......................      2,093,367
                             8,800,000,000  Usinas Siderurgicas de Minas Gerais S/A
                                              (pfd.) (Non-coated flat products and
                                              electrolytic galvanized products) ..................      8,234,988
                                 2,090,000  Weg S.A. (pfd.) (Manufacturer of electrical
                                              equipment) .........................................      1,043,099
                                                                                                      -----------
                                                                                                      196,608,389
                                                                                                      -----------



   The accompanying notes are an integral part of the financial statements.

                                                                                             INVESTMENT PORTFOLIO

-----------------------------------------------------------------------------------------------------------------

                % of                                                                                     Market
             Portfolio             Shares                                                               Value ($)
-----------------------------------------------------------------------------------------------------------------
CHILE           3.2%               100,000  Compania de Telefonos de Chile, S/A (ADR)
                                              (Telecommunication services) .......................      7,200,000
                                   100,000  Enersis S.A. (ADR) (Generator and distributor
                                              of electricity in Chile and Argentina) .............      2,512,500
                                   400,200  Maderas y Sinteticos S.A. (ADR) (Manufacturer
                                              of particle board and veneers) .....................      7,153,575
                                                                                                       ----------
                                                                                                       16,866,075
                                                                                                       ----------

COLOMBIA        0.9%               495,000  Bavaria S/A (Producer and distributor of
                                              beer and other malt beverages, mineral
                                              water and soft drinks) .............................      1,340,286
                                   631,000  Colombiana de Tabaco S.A. (Tobacco
                                              producer) (b) ......................................      1,629,428
                                   239,397  Compania Nacional de Chocolates
                                              (Chocolate producer) ...............................      1,908,598
                                                                                                       ----------
                                                                                                        4,878,312
                                                                                                       ----------

MEXICO         23.3%             1,150,000  Apasco, S.A. de C.V. (Cement producer) ...............      4,212,632
                                   200,000  Coca-Cola FEMSA, S.A. de C.V. "L" (ADR)
                                              (Soft drink bottler and distributor) ...............      3,600,000
                                 2,602,000  Fomento Economico Mexicano, S.A. de C.V.
                                              "B" (Producer of beer and soft drinks) .............      5,390,248
                                 1,669,000  Grupo Carso, S.A. de CV "A" (Diversified
                                              industrial group) (c) ..............................      8,737,361
                                 8,302,000  Grupo CIFRA S.A. de C.V. "C" (Retailer) ..............      8,459,301
                                 2,462,000  Grupo Continental, S.A. (Soft drink bottler) .........      6,123,037
                                 6,544,500  Grupo Embotellador de Mexico SA de C.V.
                                              "B" (Soft drink bottler) ...........................      3,834,847
                                   256,950  Grupo Embotellador de Mexico SA de C.V.
                                              (GDR) (c) ..........................................      2,665,856
                                 1,619,500  Grupo Embotelladora Unidas SA de CV "B"
                                              (Soft drink producer) (b) ..........................      3,936,806
                                 2,000,000  Grupo Financiero Inbursa S.A. de CV
                                              "B" (Banking and insurance) ........................      5,417,544
                                 7,452,000  Grupo Herdez S.A. de C.V. "A" (Producer of
                                              packaged foods) ....................................      1,851,234
                                 1,452,000  Grupo Industrial Bimbo, S.A. de C.V. "A"
                                              (Producer of bread and other baked goods) ..........      5,502,316
                                 2,543,000  Grupo Industrial Maseca S.A. de C.V. "B"
                                              (Food producer) ....................................      1,584,691
                                   160,000  Grupo Industrial Maseca S.A. de C.V. (ADR) ...........      1,540,000
                                   400,000  Grupo Modelo SA "C" (Leading brewery) ................      1,521,404
                                 1,400,000  Kimberly Clark de Mexico S.A. de C.V. "A"
                                              (Consumer paper products company) ..................     18,273,684
                                 8,012,704  Organizacion Soriana S.A. de CV "B"
                                              (Retailer) .........................................      8,096,483


   The accompanying notes are an integral part of the financial statements.

SCUDDER LATIN AMERICA FUND

-----------------------------------------------------------------------------------------------------------------

                % of                                                                                     Market
             Portfolio          Shares                                                                  Value ($)
-----------------------------------------------------------------------------------------------------------------
                                   620,800  Panamerican Beverages Inc. "A" (ADR)
                                              (Soft drink bottler) ...............................     16,994,400
                                   480,000  Telefonos de Mexico S.A. de C.V. "L" (ADR)
                                              (Telecommunication services) .......................     13,200,000
                                    85,800  Tubos de Acero de Mexico SA (New)
                                              (Manufacturer of various types of pipes,
                                              casings and tubing) ................................        579,150
                                                                                                      -----------
                                                                                                      121,520,994
                                                                                                      -----------

PERU            2.8%             1,376,077  Cementos Lima S.A. "T" (Cement producer) .............      2,002,229
                                 1,676,500  Cerveceria Backus & Johnston S.A. "T"
                                              (Brewery) ..........................................      3,001,142
                                 3,000,000  Telefonia del Peru S.A. "B"
                                              (Public and cellular telephone services) ...........      5,357,143
                                   803,207  Embotelladora Latino-Americana S/A "T"
                                              (Bottler) ..........................................      1,034,111
                                 2,420,504  Industrias Pacocha S.A. "T" (Food producer) ..........      1,814,313
                                 1,492,107  Consorcio de Alimentos Fabril Pacifico "T"
                                              (Food producer) ....................................      1,546,054
                                                                                                      -----------
                                                                                                       14,754,992
                                                                                                      -----------

VENEZUELA       0.5%               532,500  Mavesa SA (ADR) (Food processor) .....................      2,196,562
                                                                                                      -----------
                                            TOTAL EQUITY SECURITIES (Cost $515,137,427) ..........    457,013,252
                                                                                                      -----------
=================================================================================================================

                                            TOTAL INVESTMENT PORTFOLIO - 100.0%
                                              (Cost $578,705,569) (a) ............................    520,577,810
                                                                                                      ===========

(a)  The cost for federal income tax purposes was $587,373,807. At October 31, 1995, net unrealized depreciation for all securities based on tax cost was $66,795,997.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $29,954,970 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $96,750,967.

(b)  Securities valued in good faith by the Valuation Committee of the Board of Directors. The cost of these securities at October 31, 1995 aggregated $13,308,947. See Note A of the Notes to Financial Statements.

(c)  Non-income producing security.

(d)  This security has certain restrictions as to resale. Information concerning such security holding at October
     31, 1995 is as follows:

                Acquisition Date        Cost ($)        % of Total Assets
                ----------------        --------        -----------------
                    10/22/93            3,000,000             0.6

     Sector breakdown of the Fund's equity securities is noted on page 5.


   The accompanying notes are an integral part of the financial statements.

                                                                        FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
        STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------

OCTOBER 31, 1995
--------------------------------------------------------------------------------------------
ASSETS
Investments, at market (identified cost $578,705,569)
        (Note A) ......................................                         $520,577,810
Cash ..................................................                                  148
Foreign currency holdings, at market
        (identified cost $1,075,936) (Note A) .........                            1,074,936
Receivables:
        Investments sold ..............................                              885,847
        Fund shares sold ..............................                              277,608
        Dividends and interest ........................                              344,942
Deferred organization expenses (Note A) ...............                               33,774
Other assets ..........................................                               11,079
                                                                                ------------
                Total assets ..........................                          523,206,144

LIABILITIES
Payables:
        Investments purchased .........................         $2,357,642
        Fund shares redeemed ..........................           400,522
        Accrued management fee (Note C) ...............           581,727
        Other accrued expenses (Note C) ...............           613,448
                                                                ---------
                Total liabilities .....................                            3,953,339
                                                                                ------------
Net assets, at market value ...........................                         $519,252,805
                                                                                ============

NET ASSETS
Net assets consist of:
        Undistributed net  investment income ..........                         $  2,376,933
        Unrealized depreciation on:
                Investments ...........................                          (58,127,759)
                Foreign currency related transactions .                               (2,098)
        Accumulated net realized loss .................                          (67,661,236)
        Capital stock .................................                              320,117
        Additional paid-in capital ....................                          642,346,848
                                                                                ------------
Net assets, at market value ...........................                         $519,252,805
                                                                                ============
NET ASSET VALUE, offering and redemption price
        (Note A) per share ($519,252,805 -:-  32,011,664)
        shares of capital stock outstanding, $.01 par
        value, 100,000,000 shares authorized) .........                               $16.22
                                                                                      ======


   The accompanying notes are an integral part of the financial statements.


SCUDDER LATIN AMERICA FUND

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,174,981) ..                    $  11,548,569
Interest .................................................                        3,765,742
                                                                              -------------
                                                                                 15,314,311

Expenses:
Management fee (Note C) ..................................    $  7,166,386
Services to shareholders (Note C) ........................       2,184,847
Custodian and accounting fees (Note C) ...................       1,779,808
Directors' fees and expenses (Note C) ....................          66,435
Reports to shareholders ..................................         443,295
Brazilian transaction tax ................................         360,329
Auditing .................................................         103,742
State registration .......................................          55,845
Legal ....................................................          25,702
Amortization of organization expenses (Note A) ...........          16,093
Other ....................................................          50,172       12,252,654
                                                              -----------------------------
Net investment income ....................................                        3,061,657
                                                                              -------------
NET REALIZED AND UNREALIZED LOSS ON
        INVESTMENT TRANSACTIONS
Net realized loss from:
        Investments ......................................     (67,486,374)
        Foreign currency related  transactions ...........        (664,946)     (68,151,320)
                                                              ------------
Net unrealized appreciation (depreciation) during the
        period on:
        Investments ......................................    (193,288,349)
        Foreign currency related transactions ............           4,709     (193,283,640)
                                                              -----------------------------
Net loss on investment transactions ......................                     (261,434,960)
                                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....                    $(258,373,303)
                                                                              =============



   The accompanying notes are an integral part of the financial statements.

                                                                        FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------

                                                                 YEARS ENDED OCTOBER 31,
                                                              ------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  1995             1994
--------------------------------------------------------------------------------------------
Operations:
Net investment income (loss) .............................    $   3,061,657   $   (1,196,271)
Net realized gain (loss) from investment
        transactions .....................................      (68,151,320)      25,731,015
Net unrealized appreciation (depreciation) on
        investment transactions during the period ........     (193,283,640)      90,401,699
                                                              -------------   --------------
Net increase (decrease) in net assets
        resulting from operations ........................     (258,373,303)     114,936,443
                                                              -------------   --------------
Distributions to shareholders:
        In excess of net investment income
                ($.055 per share) ........................               --       (1,013,185)
                                                              -------------   --------------
        From net realized gains from investment
                transactions ($.73 and $.055 per share,
                respectively) ............................      (24,333,536)      (1,013,185)
                                                              -------------   --------------
Fund share transactions:
Proceeds from shares sold ................................      199,888,429      635,744,643
Net asset value of shares issued to
        shareholders in reinvestment of
        distributions ....................................       23,383,847        1,910,655
Cost of shares redeemed (Note A) .........................     (230,679,279)    (201,760,965)
                                                              -------------   --------------
Net increase (decrease) in net assets from Fund
        share transactions ...............................       (7,407,003)     435,894,333
                                                              -------------   --------------
INCREASE (DECREASE) IN NET ASSETS ........................     (290,113,842)     548,804,406
Net assets at beginning of period ........................      809,366,647      260,562,241
                                                              -------------   --------------
NET ASSETS AT END OF PERIOD (including
        undistributed net investment income of
        $2,376,933 at October 31, 1995) ..................    $ 519,252,805   $  809,366,647
                                                              =============   ==============
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES
Shares outstanding at beginning of period ................       33,122,382       14,153,599
                                                              -------------   --------------
Shares sold ..............................................       11,349,018       28,213,736
Shares issued to shareholders in
        reinvestment of distributions ....................        1,285,533           88,171
Shares redeemed ..........................................      (13,745,269)      (9,333,124)
                                                              -------------   --------------
Net increase (decrease) in Fund shares ...................       (1,110,718)      18,968,783
                                                              -------------   --------------
Shares outstanding at end of period ......................       32,011,664       33,122,382
                                                              =============   ==============



   The accompanying notes are an integral part of the financial statements.

SCUDDER LATIN AMERICA FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER
PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.

                                                                                                                FOR THE PERIOD
                                                                                                               DECEMBER 8, 1992
                                                                                                                (COMMENCEMENT
                                                                                 YEARS ENDED OCTOBER 31,        OF OPERATIONS)
                                                                                -------------------------        TO OCTOBER 31,
                                                                                  1995            1994                1993
                                                                                -------------------------       ---------------
Net asset value, beginning of period .........................................  $24.44             $18.41            $12.00
                                                                                ------             ------            ------
Income from investment operations:
        Net investment income (loss) (a) .....................................     .09               (.03)              .03
        Net realized and unrealized gain (loss)  on investment transactions ..   (7.58)              6.18              6.38
                                                                                ------             ------            ------
Total from investment operations .............................................   (7.49)              6.15              6.41
                                                                                ------             ------            ------
Less distributions:
        In excess of net investment income ...................................      --               (.06)               --
        From net realized gains on investment transactions ...................    (.73)              (.06)               --
                                                                                ------             ------            ------
Total distributions ..........................................................    (.73)              (.12)               --
                                                                                ------             ------            ------
Net asset value, end of period ...............................................  $16.22             $24.44            $18.41
                                                                                ======             ======            ======
TOTAL RETURN (%) .............................................................  (30.96)             33.43             53.42(b)**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .......................................     519                809               261
Ratio of operating expenses, net to average daily net assets (%) (a) .........    2.08               2.01              2.00*
Ratio of net investment income (loss) to average daily net assets (%) ........     .52               (.20)              .44*
Portfolio turnover rate (%) ..................................................    39.5               22.4               4.6*

(a)   Reflects a per share amount of management fee not imposed
      by the Adviser of ......................................................  $  .01             $  .01            $  .04
      Operating expense ratio including management fee not imposed (%) .......    2.11               2.05              2.69*
(b)   Total return does not reflect the effect of the applicable redemption fees.
 *    Annualized
**    Not annualized


                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A.  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

Scudder Latin America Fund (the "Fund") is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system.
If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $10,387,965 (2.0% of net assets) and have been noted in the investment portfolio as of October 31, 1995.

SCUDDER LATIN AMERICA FUND

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

        (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

        (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts.
Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

As of October 31, 1995, the Fund had a net tax basis capital loss carryforward of approximately $59,200,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2003, the expiration date, whichever occurs first.

REDEMPTION FEES. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% of the lower of cost or the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to Brazilian capital. Total redemption fees received by the Fund for the year ended October 31, 1995 amounted to $1,459,400.

DISTRIBUTION OF INCOME AND GAINS. Distribution of net investment income is made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Earnings and profits

SCUDDER LATIN AMERICA FUND

--------------------------------------------------------------------------------

distributed to shareholders on redemption of Fund shares ("tax equalization") may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal tax returns.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated investments and passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

B.  PURCHASES AND SALES OF SECURITIES
--------------------------------------------------------------------------------

During the year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) aggregated $207,795,134 and $207,762,835, respectively.

C.  RELATED PARTIES
--------------------------------------------------------------------------------

Under the Investment Management Agreement (the "Management Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Management Agreement provides that if the Fund' expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. As a result, for the year ended October 31, 1995, the Adviser did not impose a portion of its management fee amounting to $216,058, and the portion imposed amounted to $7,166,386.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1995, the amount charged to the Fund by SSC aggregated $1,778,233 of which $134,608 is unpaid at October 31, 1995.

Effective May 17, 1995, Scudder Fund Accounting Corporation ("SFAC"), a wholly-owned subsidiary of the Adviser, assumed responsibility for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1995, the amount charged to the Fund by SFAC aggregated $147,987, of which $26,620 is unpaid at October 31, 1995.

The Fund pays each of its Directors not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1995, Directors' fees and expenses aggregated $66,435.

D.  INVESTING IN EMERGING MARKETS
--------------------------------------------------------------------------------

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid and their prices more volatile than those of comparable securities in the United States.

SCUDDER LATIN AMERICA FUND
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF SCUDDER INTERNATIONAL FUND, INC. AND TO THE SHAREHOLDERS OF SCUDDER LATIN AMERICA FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Latin America Fund including the investment portfolio, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 8, 1992 (commencement of operations) to October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Latin America Fund as of October 31, 1995, the results of its operation for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 8, 1992 (commencement of operations) to October 31, 1993 in conformity with generally accepted accounting principles.

Boston, Massachusetts                   COOPERS & LYBRAND L.L.P.
December 7, 1995

TAX INFORMATION

For its fiscal year ended October 31, 1995, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was $.092 per share (representing a total of $2,960,786). The total amount of taxes paid by the Fund to such countries was $.037 per share (representing a total of $1,174,981).

OFFICERS AND DIRECTORS

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant

Keith R. Fox
    Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art

Dr. Wilson Nolen
    Director; Consultant

Juris Padegs*
    Director, Vice President and Assistant Secretary

Daniel Pierce*
    Director

Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Elizabeth J. Allan*
    Vice President

Carol L. Franklin*
    Vice President

Edmund B. Games, Jr.*
    Vice President

Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President

William F. Truscott*
    Vice President

David S. Lee*
    Vice President and Assistant Treasurer

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

* Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES


 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)       Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
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 Institutional Cash Management
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                   Scudder Fund, Inc.
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    management service that utilizes certain portfolios of Scudder Fund, Inc.
    ($100,000 minimum), call 1-800-541-7703.

HOW TO CONTACT SCUDDER


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 Or stop by a Scudder Funds Center
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    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors


                  Established in 1919 by Theodore Scudder, Sidney Stevens, and
F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.


                  Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Scudder
Pacific Opportunities
Fund

Annual Report
October 31, 1995

o Offers opportunities for long-term capital appreciation through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

o A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER PACIFIC OPPORTUNITIES FUND
--------------------------------------------------------------------------------

CONTENTS

  2 In Brief

  3 Letter from the Fund's Chairman

  4 Performance Update

  5 Portfolio Summary

  6 Portfolio Management Discussion

 11 Investment Portfolio

 17 Financial Statements

 20 Financial Highlights

 21 Notes to Financial
    Statements

 26 Report of Independent
    Accountants

 27 Tax Information

 29 Officers and Directors

 30 Investment Products
    and Services

 31 How to Contact
    Scudder

IN BRIEF

* The price volatility that characterized Pacific Region markets in 1994 continued into 1995 due to a variety of factors, including a general wariness of emerging markets in the wake of the Mexican peso devaluation. The attractive returns provided by U.S. stocks this year also drew many U.S. investors away from emerging markets, and stock prices in Asia suffered as a result.

* Scudder Pacific Opportunities Fund posted a -10.73% total return for its 1995 fiscal year ended October 31, largely reflecting the poor performance of emerging Asian markets in the first few months of 1995. Morgan Stanley's unmanaged Combined Asia Free Index (ex-Japan), which includes many of these markets, returned -10.14%, about in line with the performance of your Fund.

* In a period of generally negative investor sentiment, your portfolio managers targeted companies selling at attractive prices despite positive fundamentals and strong earnings gains. Purchases generally were made in companies that were likely to benefit from the region's infrastructure spending, manufacturing, rising standards of living, and increase in financing.

                                                 LETTER FROM THE FUND'S CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

         The past two years have been difficult for investors in Pacific Rim markets. The interest rate increases of 1994, the volatility in all emerging markets following the Mexican peso devaluation, and this year's standout returns in the United States have compelled many investors to withdraw their savings from Pacific markets, dampening the region's stock performance.

         The market volatility of the past two years has not lessened our belief in the Pacific region's long-term investment potential. Most Pacific Rim countries continue to experience strong economic growth. Should the U.S. stock market cool in anticipation of slower economic activity, global portfolio allocations may again be directed to the east. Meanwhile, the price declines of the past two years have provided your portfolio managers opportunities to purchase fast-growing Asian companies at attractive valuations.

         While we remain optimistic about long-term investment prospects in the Pacific Rim, we recognize that the region periodically is prone to substantial price volatility. For that reason, we wish to remind investors that Scudder Pacific Opportunities Fund is best used as a long-term investment vehicle and as part of a diversified portfolio of domestic and international investments.

         As always, please contact a Scudder Investor Relations representative at 1-800-225-2470 if you have any questions. Page 31 provides more information on how to contact Scudder. Thank you for choosing Scudder Pacific Opportunities Fund to help meet your investment needs.

                                   Sincerely,
                                    /s/Edmond D. Villani
                                    Edmond D. Villani
                                    Chairman,
                                    Scudder Pacific Opportunities Fund

SCUDDER PACIFIC OPPORTUNITIES FUND
PERFORMANCE UPDATE as of October 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER PACIFIC OPPORTUNITIES FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $ 8,927   -10.73%   -10.73%
Life of
  Fund*   $13,141    31.41%     9.89%

MSCI PACIFIC INDEX (EXCLUDING JAPAN)
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $ 9,756    -2.44%    -2.44%
Life of
  Fund*   $16,615    66.15%    19.67%

* The Fund commenced operations on
  December 8, 1992. Index comparisons
  begin December 31, 1992.


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Pacific Opportunities Fund
Year            Amount
----------------------
12/92*         $10,000
4/93           $11,019
10/93          $13,542
4/94           $13,498
10/94          $14,757
4/95           $12,811
10/95          $13,174

MSCI Pacific Index (excluding Japan)
Year            Amount
----------------------
12/92*         $10,000
4/93           $11,583
10/93          $15,352
4/94           $15,544
10/94          $17,031
4/95           $15,750
10/95          $16,615

The Morgan Stanley Capital International (MSCI) Pacific Index is an unmanaged capitalization-weighted measure of stock markets in the Pacific Basin countries, excluding Japan. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.


-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31


                       1993*   1994    1995
                     ------------------------
NET ASSET VALUE...   $16.21  $17.57  $15.59
INCOME DIVIDENDS..   $   --  $  .08  $  .10
CAPITAL GAINS
DISTRIBUTIONS.....   $   --  $  .01  $   --
FUND TOTAL
RETURN (%)........    35.08    8.97  -10.73
INDEX TOTAL
RETURN (%)........    53.52   10.93   -2.44

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not maintained the Fund's expenses, the average annual total return for the one year and life of Fund periods would have been lower.

PORTFOLIO SUMMARY as of October 31, 1995
---------------------------------------------------------------------------
GEOGRAPHICAL (Excludes 4% Cash Equivalents)
---------------------------------------------------------------------------

Hong Kong                17%
Thailand                 12%              Indonesia became the Fund's
Indonesia                12%              third-largest country weighting
Korea                    11%              this year, based on strong
Australia                11%              corporate profit growth and
Malaysia                  9%              attractive economic fundamentals.
India                     7%
Other                    21%
                        ----
                        100%
                        ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS (Excludes 4% Cash Equivalents)
--------------------------------------------------------------------------
Financial               23%
Consumer Staples        12%
Construction            10%               The Fund's sector allocation
Metals & Minerals       10%               reflects what we believe are
Manufacturing            9%               the most promising investment
Energy                   8%               opportunities in the Pacific
Utilities                5%               region, including massive
Technology               5%               infrastructure development and
Media                    4%               a rising standard of living.
Other                   14%
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------
 1. HUTCHISON WHAMPOA, LTD.
        Container terminal and real estate company in Hong Kong.
 2. KOREA ELECTRIC POWER CO.
        Korean electric utility
 3. UNITED ENGINEERS
        Leading Malaysian comprehensive contractor
 4. HSBC HOLDINGS LTD.
        Bank in Hong Kong
 5. TELEVISION BROADCASTS, LTD.
        Television broadcasting in Hong Kong
 6. SWIRE PACIFIC LTD.
        General trading and real estate company in Hong Kong
 7. PTT EXPLORATION AND PRODUCTION CO., LTD.
        Petroleum refinery in Thailand
 8. OVERSEAS UNION BANK LTD.
        Leading bank group in Singapore
 9. TELECOM CORP. OF NEW ZEALAND
        Telecommunication services
10. WOODSIDE PETROLEUM LTD.
        Major Australian oil and gas producer

Increasingly, the Fund has emphasized companies in Hong Kong that can benefit from regional growth.

--------------------------------------------------------------------------
For more complete details about the Fund's Investment Portfolio, see page 11.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER PACIFIC OPPORTUNITIES FUND
PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Dear Shareholders,

     Fiscal year 1995 provided serious challenges for investors in the Pacific Rim. As we mentioned in previous reports, disappointing stock market returns have been the result of a number of factors. Interest-rate worries in the region's dollar-linked markets dominated investor sentiment at the start of the Fund's fiscal year. In December, the Mexican peso devaluation led investors to flee all potential "next Mexicos" in emerging markets around the world, slamming stock prices. Later, the earthquake in Kobe, Japan, brought the possibility of supply disruptions for Asian assemblers of Japanese products, as well as the fear of a liquidity crunch in Asia as Japan repatriated investment capital needed for construction.

     The Fund's -10.73% total return for the 12 months ended October 31, which is in line with the -10.14% return of the Morgan Stanley Combined Asia Free Index (ex-Japan), largely reflects the negative performance experienced by the region's emerging markets during the first quarter. For example, India and the Philippines returned -28.78% and -22.36%, respectively, for the 12-month period, based largely on declines in early 1995. By contrast, the unmanaged Morgan Stanley Capital International Pacific Index (ex-Japan), which does not include emerging markets, returned -2.44%.

     Returns for the full year mask substantial recoveries in some cases. Strong levels of internal savings combined with a strong Japanese yen fueled continued economic growth in the developing Asian markets. The yen's strength had positive implications for companies that competed directly with Japanese exporters in such key markets as automobiles, steel, shipbuilding, and electronics. In addition, Southeast Asian countries have benefited from heavy and accelerating direct investment from Japan, as Japanese manufacturers move plants to cheaper operating environs. Market returns for the six-month period ended October 31, 1995, as well as the full 12-month period, are shown on the following page.

                                                 PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

(BAR CHART TITLE)
                        Total Returns in Various Markets

(BAR CHART DATA)
                Returns 10/31/94 - 10/31/95     Returns 4/30/95 - 10/31/95
                ---------------------------     --------------------------
 Hong Kong*               0.77%                        16.68%
 Thailand               -16.41                          4.95
 Indonesia              -10.92                         12.34
 Korea                   -1.96                         12.65
 Australia*               4.92                          4.82
 Malaysia*              -10.80                         -2.38
 India                  -28.78                         -4.37
 Phillipines            -22.36                         -3.83
 Singapore*              -7.75                         -2.35
 New Zealand             13.37                          1.67
 Taiwan                 -26.99                        -20.04
 China+                   1.41                         17.00

* Markets included in the MSCI Pacific Index (ex-Japan).
Source: Morgan Stanley, +Hang Seng: Hong Kong$ Index

         As long-term investors, we generally view market declines as an opportunity to "buy low." Throughout the year, we continued to invest in companies benefiting from the economic, political, and cultural trends of Southeast Asia. For example, most Asian countries outside of Japan are in the process of building physical and communications infrastructures. Accordingly, the Fund owns several fast-growing construction and telecommunications companies. Other investment themes relate to the manufacturing strength of relatively low-cost labor markets, the need for adequate financing to provide necessary investment in new plants and equipment, and the rising standards of living in some of the world's most populous countries.

         While our focus remains on long-term investments rather than market timing, the severe price volatility of early 1995 prompted us to maintain a relatively large cash position (14% of total assets at the end of April). We have since deployed that cash

SCUDDER PACIFIC OPPORTUNITIES FUND
--------------------------------------------------------------------------------

in new investments, careful to diversify portfolio holdings across companies, industries, and countries. A more detailed discussion of the Fund's three largest country weightings follows.

                                   Hong Kong

     Through the year just ended we have maintained a neutral to underweight position in Hong Kong (17% of portfolio equity holdings on October 31, 1995). A growing concern is whether the Beijing government will show favoritism toward Chinese competitors of Hong Kong businesses when Hong Kong reverts to Chinese rule in 1997. Companies with ties to Britain, for example, may encounter a difficult business climate if Beijing wishes to stamp out reminders of Hong Kong's colonial past. On a more immediate level, corporate and economic fundamentals have been weakening. This year's GDP growth is expected to be one percentage point below last year's. Retail sales growth slowed to 6.9% in the first quarter of 1995 from 14.2% in the first quarter of 1994, and residential property prices continue to decline. Meanwhile, corporate profit growth slowed from almost 24% in 1993 to 15% in 1994, and is expected to decelerate to 10%-12% over the next two years.

     Our Hong Kong portfolio reflects these concerns. For example, we have avoided pure property-related holdings and are focusing on companies that we believe will benefit from regional growth. First Pacific Company Limited is a good example. First Pacific is a fast-growing and well-managed conglomerate involved in the telecommunications, marketing and distribution, banking, and real estate management businesses of the Pacific region. With strong market positions in these sectors, we believe the company is poised to benefit from the general economic growth and rising living standards not only in Hong Kong, but also in Australia, China, India, Indonesia, the Philippines, Singapore, and Thailand.

                                    Thailand

     Thailand replaced Korea as the Fund's second-largest country weighting this year (12% of portfolio equity holdings on October 31, 1995). For most of the year, we were reasonably optimistic about Thailand's economic and market prospects. The country has won a reputation for extraordinary monetary and fiscal management in a region where inflation historically has been a concern. The Bank of Thailand moved in the spring to cool the country's

                                                 PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

overheated economy by dramatically lowering bank loan growth, among other measures. Thus far, government revenue has slowed along with exports, credit growth, manufacturing, and private investment.

     More recently, some negatives have come to light including the selection of a politically well-connected but inexperienced Minister of Finance, a rising current account deficit, and weaker corporate earnings resulting from serious flooding and the slower economy. As a result of these factors, we have decided to reduce our Thailand exposure somewhat, retaining companies we believe will prosper regardless of a slowdown in economic activity. One such company is PTT Exploration and Production. PTT has demonstrated rapid growth in oil and gas production, earnings, and cash flow that we expect will continue for several years. The company's asset base is centered on its share of two world-class gas fields (Bongkot and Moattama), production and reserves onshore in Thailand, and exploration potential offshore.

                                   Indonesia

     Indonesia is now the Fund's third-largest country weighting, and at 12% of portfolio equity holdings reflects an overweight position relative to the Morgan Stanley Combined Asia Free Index (ex-Japan). Corporate profit growth is accelerating sharply on the heels of strong GDP growth (estimated at 7.0%-7.5% this year), increased exports, and a flourishing consumer sector. We estimate that average growth in corporate profits will surge to more than 40% over last year's levels. Meanwhile, we are encouraged that short-term interest rates appear to have peaked at 14%.

     One example of an attractive Indonesian company, in our view, is Bakrie & Brothers. A fast-growing holding company, Bakrie has leadership positions in the Indonesian telecommunications services, construction and building materials, plantations, and rubber trading industries. Given that Indonesia has one of the lowest telephone penetration rates in Asia (1.6 fixed lines per 100 people) Bakrie's telecommunications business is particularly exciting. The company is licensed to construct, own, and operate 250,000 "Fixed Overlay Network" telephone lines in Jakarta, which could provide substantial growth in earnings over the next two years. The new network eliminates the need to lay the physical lines required by conventional telephone systems.

SCUDDER PACIFIC OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                     Outlook

     The evidence suggesting long-term capital appreciation in Asian stocks remains compelling. Economic growth throughout the region is very strong by western standards, with some economies likely to grow by more than 7% in 1996. Our visits with company managements and other research suggest that corporate earnings should also be strong. Near-term market volatility is always a risk in Asia. For example, continued economic strength in some countries could translate into higher interest rates, which would undoubtedly affect stock prices in the short run. Over the longer-term, however, we believe investors in the Pacific Region will be rewarded for their commitment.

Sincerely,

Your Portfolio Management Team

/s/Elizabeth J. Allan  /s/ Nicholas Bratt
Elizabeth J. Allan      Nicholas Bratt

/s/Joyce E. Cornell     /s/Eileen O. Gerspach
Joyce E. Cornell        Eileen O. Gerspach


        Scudder Pacific Opportunities Fund: A Team Approach to Investing

     Scudder Pacific Opportunities Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

     Lead Portfolio Manager Elizabeth J. Allan assumed responsibility for the Fund's day-to-day management and investment strategies in February 1994. Elizabeth joined Scudder in 1987 as a member of the portfolio management team of a Scudder closed-end mutual fund concentrating its investments in Asia. Nicholas Bratt, Portfolio Manager, has been a member of the Fund's team since 1992 and has over 20 years of experience in global investing. Joyce E. Cornell, Portfolio Manager, focuses on stock selection, a role she has played since the Fund's introduction in 1992. Joyce, who has seven years of investment experience as a research analyst, joined Scudder in 1991 in this capacity. Eileen O. Gerspach, Portfolio Manager, helps set the Fund's general investment strategies. Eileen, who joined the team in March 1995, has worked in the investment industry since 1984 and has eight years of experience as a portfolio manager.

                                    INVESTMENT PORTFOLIO  as of October 31, 1995
-------------------------------------------------------------------------------

             % of          Principal                                                           Market
          Portfolio       Amount ($)                                                          Value ($)
-------------------------------------------------------------------------------------------------------

             4.4%    REPURCHASE AGREEMENT

                     16,787,000  Repurchase Agreement with Donaldson,
                                   Lufkin & Jenrette dated 10/31/95 at 5.875%
                                   to be repurchased at $16,789,740 on 11/1/95,
                                   collateralized by a $11,514,000 U.S. Treasury
                                   Note, 12.375%, 5/15/04 (Cost $16,787,000).............    16,787,000
                                                                                             ----------


             6.7%    CONVERTIBLE BONDS

INDIA        3.3%     4,810,000  Jindal, 4.25%, 3/31/99 (Steel manufacturer).............     4,569,500
                      7,750,000  Reliance Industries, 3.5%, 11/3/99 (Producer
                                   of textiles, synthetic fibers and plastics)...........     7,866,250
                                                                                             ----------
                                                                                             12,435,750
                                                                                             ----------

MALAYSIA     1.7%     2,260,000  Renong Berhad, 2.5%, 1/15/05 (Holding
                                   company involved in engineering and
                                   construction, financial services,
                                   telecommunication and information
                                   technology)...........................................     2,457,750

                      3,660,000  United Engineers Malaysia, 2%, 3/1/04,
                                   (Leading comprehensive contractor)....................     4,026,000
                                                                                             ----------
                                                                                              6,483,750
                                                                                             ----------

TAIWAN       1.7%     5,940,000  TECO Electric & Machinery, 2.75%, 4/15/04
                                   (Manufacturer of household appliances and
                                   computer products)....................................     4,603,500

                      1,461,000  United Microelectronics Corp., Ltd., 1.25%,
                                   6/8/04 (Semiconductor manufacturer)...................     1,972,350
                                                                                             ----------
                                                                                              6,575,850
                                                                                             ----------
                                 Total Convertible Bonds (Cost $29,115,040)..............    25,495,350
                                                                                             ----------
            88.9%    COMMON STOCKS
                        Shares
                     ----------------------------------------------------------------------------------
AUSTRALIA   10.1%     3,389,043  Ampol Exploration Ltd. (Oil and gas
                                   exploration company)..................................     6,712,167

                        951,200  Australia & New Zealand Banking Group Ltd.
                                   (General trading and savings bank)....................     3,985,170

                        580,893  Broken Hill Proprietary Co. Ltd. (Petroleum,
                                   minerals and steel)...................................     7,867,563

                      1,201,735  Coca Cola Amatil Ltd. (Soft drink bottler
                                   and distributor)......................................     9,300,681


    The accompanying notes are an integral part of the financial statements.

SCUDDER PACIFIC OPPORTUNITIES FUND

--------------------------------------------------------------------------------

             % of                                                                              Market
          Portfolio    Shares                                                                 Value ($)
-------------------------------------------------------------------------------------------------------
                              9  M.I.M. Holdings Ltd. (Nonferrous metals and
                                   coal).................................................            12

                         63,000  Qantas Airways Ltd.* (International airline with
                                   mainly Asian and Pacific routes)......................     1,102,500

                      1,969,300  Woodside Petroleum Ltd. (Major oil and gas
                                   producer).............................................     9,435,716
                                                                                             ----------
                                                                                             38,403,809
                                                                                             ----------

CHINA        0.6%       225,800  China Yuchai International Ltd.* (Holding
                                   company for Guangxi Yuchai Machinery
                                   Co., which manufactures and sells diesel
                                   truck engines)........................................     2,258,000

                          1,000  Tsingtao Brewery "H" (Leading brewery)..................           265
                                                                                             ----------
                                                                                              2,258,265
                                                                                             ----------

HONG KONG   16.3%           200  China Light & Power Co., Ltd. (Electric utility)........         1,066

                      3,590,300  First Pacific Co., Ltd. (International
                                   management and investment company)....................     4,132,813

                        802,726  HSBC Holdings Ltd. (Bank)...............................    11,680,054

                      1,861,500  Hong Kong Electric Holdings, Ltd. (Electric
                                   utility and real estate)..............................     6,332,042

                      2,306,000  Hutchison Whampoa, Ltd. (Container
                                   terminal and real estate company).....................    12,705,563

                      1,842,800  Jinhui Shipping and Transportation Ltd.
                                   (Operator of cargo fleet of ships transporting
                                   steel, iron ore, non-ferrous metals and
                                   agricultural products)................................     2,441,710

                      1,469,000  Swire Pacific Ltd. "A" (General trading and
                                   real estate company)..................................    11,019,827

                      2,887,000  Television Broadcasts, Ltd. (Television
                                   broadcasting).........................................    11,575,333

                     12,075,744  Yips Hang Cheung (Manufacturer of mixed
                                   solvents and paints)..................................     1,874,218
                                                                                             ----------
                                                                                             61,762,626
                                                                                             ----------

INDIA        3.8%       222,015  Bajaj Auto (GDR) (Maker of two and three
                                   wheel vehicles).......................................     5,994,405

                        366,920  Ranbaxy Laboratories (GDR)
                                   (Pharmaceutical company)..............................     8,439,160
                                                                                             ----------
                                                                                             14,433,565
                                                                                             ----------

INDONESIA   11.2%     4,340,500  Bakrie & Brothers (Manufacturer of industrial
                                   steel products, steel pipes, corrugated
                                   sheet iron, asbestos and fiber cements)...............     7,716,763

                        935,000  Gadjah Tunggal (Tire manufacturer)......................       596,984

                        775,000  HM Sampoerna (Foreign registered)
                                   (Tobacco company).....................................     7,166,446



    The accompanying notes are an integral part of the financial statements.

                                                            INVESTMENT PORTFOLIO

--------------------------------------------------------------------------------

             % of                                                                              Market
          Portfolio    Shares                                                                 Value ($)
-------------------------------------------------------------------------------------------------------

                      2,097,500  Indorama Synthetics (Producer of polyester
                                   chips, staple fibers and texturized yarn).............     6,950,105

                      1,214,000  Jaya Real Properties (Foreign registered)
                                   (Property developer) (b)..............................     3,461,317

                        309,000  Kabelmetal Indonesia (Cable manufacturer)...............       280,631

                        127,000  Kabelmetal Indonesia (Foreign registered)...............       115,340

                      1,606,000  Kalbe Farma* (Foreign registered)
                                   (Pharmaceutical producer and distributor).............     5,091,678

                      1,365,000  Modern Photo Film Co. (Foreign registered)
                                   (Photographic film distributor).......................     8,294,584

                        133,750  Modern Photo Film Co. (Foreign registered)
                                   (New (c)).............................................       812,748

                        135,000  Unilever-Indonesia (Foreign registered)
                                   (Consumer products manufacturer) (b)..................     1,902,246
                                                                                             ----------
                                                                                             42,388,842
                                                                                             ----------

KOREA       10.1%       302,500  Korea Electric Power Co. (Electric utility).............    12,453,440

                         90,860  LG Electronics, Inc.* (GDR) (Major
                                   electronics manufacturer).............................     1,340,185

                          5,300  LG Electronics, Inc.* (GDR) (New(c)) (b)................       104,192

                         81,990  LG Merchant Banking Corp. (Financial
                                   services company).....................................     4,093,339

                         53,030  Pohang Iron & Steel Co., Ltd. (Korea's largest
                                   steel producer) (b)...................................     5,354,356

                              7  Samsung Electronics Co., Ltd. (Major electronics
                                   manufacturer) (b).....................................         1,583

                             31  Samsung Electronics Co., Ltd. (New (c)) (b).............         7,032

                              2  Samsung Electronics Co., Ltd. (New (c)) (b).............           446

                          1,520  Samsung Electronics Co., Ltd. (GDS)
                                   (Voting) (b)..........................................       159,977

                            397  Samsung Electronics Co., Ltd. (GDS) (Voting)
                                   (New (c)) (b).........................................        41,836

                        100,500  Samsung Electronics Co., Ltd. (GDS)
                                   (Non-voting)..........................................     6,582,750

                         19,889  Samsung Electronics Co., Ltd. (GDS)
                                   (Non-voting) (New (c))................................     1,193,340

                         12,040  Samsung Fire & Marine Insurance Co.
                                   (Insurance company) (b)...............................     6,243,208

                              8  Samsung Heavy Industries Co., Ltd.
                                   (Machinery manufacturer)..............................           244

                          3,988  Samsung Heavy Industries Co., Ltd. (New (c))............       118,314

                         56,000  Yukong, Ltd.* (GDS) (Leading oil refiner)...............       616,000

                          6,710  Yukong, Ltd.* (GDS) (New (c))...........................       114,070
                                                                                             ----------
                                                                                             38,424,312
                                                                                             ----------
MALAYSIA     6.6%           200  Aokam Perdana Bhd. (Forest products
                                   company)..............................................           335




    The accompanying notes are an integral part of the financial statements.

SCUDDER PACIFIC OPPORTUNITIES FUND


--------------------------------------------------------------------------------

             % of                                                                              Market
          Portfolio     Shares                                                                Value ($)
-------------------------------------------------------------------------------------------------------
                      1,210,000  Arab-Malaysian Corp. (Investment holding
                                   company with interests in financial services,
                                   infrastructure and property)..........................     4,071,429

                        853,000  Kim Hin Industries (Ceramic tile manufacturer)..........     1,745,612

                        555,000  Malayan Banking Bhd. (Leading banking
                                   and financial services group).........................     4,477,568

                      1,687,000  Renong Berhad (Holding company involved
                                   in engineering and construction, financial
                                   services, telecommunication and information
                                   technology)...........................................     2,575,978

                      1,942,000  United Engineers (Leading comprehensive
                                   contractor)...........................................    12,075,403
                                                                                             ----------
                                                                                             24,946,325
                                                                                             ----------

NEW ZEALAND  2.6%     2,401,800  Telecom Corp. of New Zealand
                                   (Telecommunication services)..........................     9,968,566
                                                                                             ----------

PHILIPPINES  6.1%     5,122,060  Ayala Corp. "B" (Industrial conglomerate)...............     5,218,554

                      2,064,400  Bacnotan Cement Corp. (Producer of
                                   portland and pozzolan cements)........................     1,984,237

                        528,330  Benpres Holdings Corp. (GDR) (Media
                                   and infrastructure conglomerate)......................     3,169,980

                      5,623,000  C&P Homes, Inc.* (Home construction
                                   company)..............................................     3,621,117

                         43,800  First Philippine Holdings Corp. "B" (Holding
                                   company involved in electric power
                                   distribution, construction services,
                                   passenger bus transportation).........................        92,618

                      2,342,500  Petron Corp. (Refiner and marketer of
                                   petroleum products)...................................     1,035,707

                         70,400  Philippine Long Distance Telephone Co.
                                   (GDR) (Telecommunication services)....................     2,288,000

                     13,214,000  SM Prime Holdings Corp.* (Leader in
                                   commercial center operations).........................     3,556,248

                     16,711,800  Southeast Asia Cement Holdings, Inc.*
                                   (Cement producer).....................................     2,184,549
                                                                                             ----------
                                                                                             23,151,010
                                                                                             ----------
SINGAPORE    4.9%       709,000  Development Bank of Singapore (Foreign
                                   Registered) (Banking and financial services)..........     8,128,662

                             39  Jardine Matheson Holdings, Ltd.
                                   (Conglomerate: real estate, merchandising,
                                   engineering)..........................................           238

                      1,661,000  Overseas Union Bank Ltd. (Leading bank
                                   group)................................................    10,344,515
                                                                                             ----------
                                                                                             18,473,415
                                                                                             ----------


    The accompanying notes are an integral part of the financial statements.

                                                            INVESTMENT PORTFOLIO

--------------------------------------------------------------------------------

             % of                                                                              Market
          Portfolio    Shares                                                                 Value ($)
-------------------------------------------------------------------------------------------------------
TAIWAN          1.4%  1,662,000  Taiwan Semiconductor Manufacturing Co.
                                   (Manufacturer of integrated circuits and
                                   other semiconductor devices)..........................     5,173,157
                                                                                            -----------
THAILAND       11.9%    274,500  Ban Pu Coal Public Co., Ltd. (Foreign
                                   registered) (Leading miner of sub-bituminous
                                   coal in southeast Asia)...............................     6,762,964

                        402,500  Bangkok Bank Ltd. (Foreign registered)
                                   (Leading commercial bank, providing full
                                   range of financial services)..........................     4,158,554

                      1,169,300  PTT Exploration and Production Co., Ltd.
                                   (Foreign registered) (Petroleum refinery).............    10,594,095

                      1,467,000  Sahavirya Steel Industry (Foreign registered)
                                   (Steel producer)......................................     2,244,367

                        128,500  Siam Cement Co., Ltd. (Foreign registered)
                                   (Construction materials and industrial
                                   conglomerate).........................................     7,005,841

                        751,000  TPI Polene Co., Ltd. (Foreign registered)
                                   (Producer and distributor of low density
                                   polyethylene plastic pellets).........................     5,073,316

                      1,103,500  Thai Farmers Bank (Foreign registered)
                                   (Commercial bank).....................................     9,120,922
                                                                                            -----------
                                                                                             44,960,059
                                                                                            -----------

UNITED STATES   3.3%    385,800  Freeport McMoRan Copper & Gold, Inc. "A"*
                                   (U.S. company mining in Indonesia)....................     8,825,175

                        259,600  Pacific Basin Bulk Shipping Ltd. (Shipping
                                   company specializing in the handysize dry
                                   bulk carrier segment in the Pacific region)...........     3,666,850

                         75,300  Pacific Basin Bulk Shipping Ltd. Warrants*
                                   (expire 9/30/99)......................................        51,769
                                                                                            -----------
                                                                                             12,543,794
                                                                                            -----------

                                 Total Common Stocks (Cost $316,159,585).................   336,887,745
                                                                                            -----------


-------------------------------------------------------------------------------------------------------


                                 Total Investment Portfolio - 100.0%
                                   (Cost $362,061,625) (a)...............................   379,170,095
                                                                                            ===========



    The accompanying notes are an integral part of the financial statements.

SCUDDER PACIFIC OPPORTUNITIES FUND

--------------------------------------------------------------------------------


         (a) The cost for federal income tax purposes was $362,061,625. At October 31, 1995, net unrealized appreciation for all securities based on tax cost was $17,108,470. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $44,317,160 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $27,208,690.

         (b) Securities valued in good faith by the Valuation Committee of the Board of Directors. The cost of these securities at October 31, 1995 aggregated $14,779,018. See Note A of the Notes to Financial Statements.

         (c) New shares issued during 1995, eligible for a pro rata share of 1995 dividends.

           *  Non-income producing security.

              Sector breakdown of the Fund's equity securities is noted on page 5.



    The accompanying notes are an integral part of the financial statements.

                                                            FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1995
---------------------------------------------------------------------------------------------
ASSETS
Investments, at market (identified cost $362,061,625)
   (Note A) ..............................................                      $ 379,170,095
Cash .....................................................                             32,389
Foreign currency holdings, at market
   (identified cost $454,375) (Note A) ...................                            453,890
Receivables:
   Investments sold ......................................                         12,892,842
   Dividends and interest ................................                            770,448
   Fund shares sold ......................................                             78,260
   Foreign taxes recoverable .............................                             21,926
Other assets .............................................                             24,424
                                                                                -------------
   Total assets ..........................................                        393,444,274
LIABILITIES
Payables:
   Investments purchased .................................       $   8,517,310
   Fund shares redeemed ..................................             721,107
   Accrued management fee (Note C) .......................             368,494
   Other accrued expenses (Note C) .......................             272,207
                                                                 -------------
   Total liabilities .....................................                          9,879,118
                                                                                -------------
Net assets, at market value ..............................                      $ 383,565,156
                                                                                =============
NET ASSETS
Net assets consist of:
   Undistributed net investment income ...................                      $   2,313,689
   Unrealized appreciation (depreciation) on:
     Investments .........................................                         17,108,470
     Foreign currency related transactions ...............                             (3,941)
   Accumulated net realized loss .........................                        (15,989,144)
   Capital stock .........................................                            245,954
   Additional paid-in capital ............................                        379,890,128
                                                                                -------------
Net assets, at market value ..............................                      $ 383,565,156
                                                                                =============
NET ASSET VALUE, offering and redemption price per
   share ($383,565,156 / 24,595,415 shares of
   capital stock outstanding, $.01 par value,
   100,000,000 shares authorized) ........................                      $       15.59
                                                                                =============

    The accompanying notes are an integral part of the financial statements.

SCUDDER PACIFIC OPPORTUNITIES FUND

--------------------------------------------------------------------------------

                STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $489,565)..                        $  6,308,404
Interest ..............................................                           3,671,542
                                                                                ------------
                                                                                  9,979,946
Expenses:
Management fee (Note C) ...............................       $  4,590,699
Services to shareholders (Note C) .....................          1,248,389
Custodian and accounting fees (Note C) ................            869,480
Directors' fees and expenses (Note C) .................             62,705
Reports to shareholders ...............................            252,958
Auditing ..............................................            119,376
Legal .................................................             18,472
State registration ....................................             77,501
Amortization of organization expense (Note A) .........             11,625
Other .................................................             13,157        7,264,362
                                                               -----------------------------
Net investment income .................................                           2,715,584
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENT TRANSACTIONS
Net realized loss from:
    Investments .......................................        (10,024,429)
    Foreign currency related transactions .............           (201,590)      (10,226,019)
                                                              ------------
Net unrealized depreciation during the period on:
    Investments .......................................        (43,779,641)
    Foreign currency related transactions .............             (1,511)      (43,781,152)
                                                              ------------------------------
Net loss on investment transactions ...................                          (54,007,171)
                                                                                ------------
Net decrease in net assets resulting from operations...                         $(51,291,587)
                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                                                            FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

        STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEARS ENDED OCTOBER 31,
                                                    ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                        1995                 1994
--------------------------------------------------------------------------------------
Operations:
Net investment income .......................       $   2,715,584        $   1,182,190
Net realized loss from investment
     transactions ...........................         (10,226,019)          (3,433,942)
Net unrealized appreciation (depreciation)
     on investment transactions during
     the period .............................         (43,781,152)          26,525,823
                                                    -------------        -------------
Net increase (decrease) in net assets
     resulting from operations ..............         (51,291,587)          24,274,071
                                                    -------------        -------------
Distributions to shareholders from:
     Net investment income ($.10 and
       $.08 per share, respectively) ........          (2,548,920)          (1,850,366)
                                                    -------------        -------------
     Net realized gains ($.01 per share) ....                  --             (231,296)
                                                    -------------        -------------
Fund share transactions:
Proceeds from shares sold ...................         224,335,340          526,344,940
Net asset value of shares issued to
     shareholders in reinvestment of
     distributions ..........................           2,255,971            1,853,767
Cost of shares redeemed .....................        (288,337,055)        (321,356,695)
                                                    -------------        -------------
Net increase (decrease) in net assets from
     Fund share transactions ................         (61,745,744)         206,842,012
                                                    -------------        -------------
INCREASE (DECREASE) IN NET ASSETS ...........        (115,586,251)         229,034,421
Net assets at beginning of period ...........         499,151,407          270,116,986
                                                    -------------        -------------
NET ASSETS AT END OF PERIOD (including
     undistributed net investment income of
     $2,313,689 and accumulated distributions
     in excess of net investment income of
     $471,044) ..............................       $ 383,565,156        $ 499,151,407
                                                    =============        =============
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES
Shares outstanding at beginning of period ...          28,405,889           16,662,536
                                                    -------------        -------------
Shares sold .................................          14,244,117           30,394,493
Shares issued to shareholders in
     reinvestment of distributions ..........             142,964               98,710
Shares redeemed .............................         (18,197,555)         (18,749,850)
                                                    -------------        -------------
Net increase (decrease) in Fund shares ......          (3,810,474)          11,743,353
                                                    -------------        -------------
Shares outstanding at end of period .........          24,595,415           28,405,889
                                                    =============        =============


    The accompanying notes are an integral part of the financial statements.

SCUDDER PACIFIC OPPORTUNITIES FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.


                                                                                                          FOR THE PERIOD
                                                                                                         DECEMBER 8, 1992
                                                                               YEARS ENDED OCTOBER 31,    (COMMENCEMENT
                                                                                ---------------------   OF OPERATIONS) TO
                                                                                 1995           1994     OCTOBER 31, 1993
                                                                               -------        -------    ----------------
Net asset value, beginning of period ...................................       $ 17.57        $ 16.21        $ 12.00
                                                                               -------        -------        -------
Income from investment operations:
      Net investment income (a) ........................................           .10            .04            .04
      Net realized and unrealized gain (loss) on investment
      transactions......................................................         (1.98)          1.41           4.17
                                                                               -------        -------        -------
Total from investment operations .......................................         (1.88)          1.45           4.21
                                                                               -------        -------        -------
Less distributions from:
      Net investment income ............................................          (.10)          (.08)            --
      Net realized gains on investment transactions ....................            --           (.01)            --
                                                                               -------        -------        -------
Total distributions ....................................................          (.10)          (.09)            --
                                                                               -------        -------        -------
Net asset value, end of period .........................................       $ 15.59        $ 17.57        $ 16.21
                                                                               =======        =======        =======
TOTAL RETURN (%) .......................................................        (10.73)          8.97          35.08**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .................................           384            499            270
Ratio of operating expenses, net to average daily net assets (%) (a) ...          1.74           1.81           1.75*
Ratio of net investment income to average daily net assets (%) .........           .65            .28           1.41*
Portfolio turnover rate (%) ............................................          64.0           38.5            9.9*
(a) Reflects a per share amount of management fee and other fees
        not imposed by the Adviser of ..................................            --             --            .03
    Operating expense ratio including expenses reimbursed,
        management fee and other expenses not imposed (%) ..............            --             --           2.90*

 *    Annualized

**    Not annualized

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A.   SIGNIFICANT ACCOUNTING POLICIES

Scudder Pacific Opportunities Fund (the "Fund") is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $17,276,193 (4.5% of net assets) and have been noted in the investment portfolio as of October 31, 1995.

SCUDDER PACIFIC OPPORTUNITIES FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

     (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required.

At October 31, 1995, the Fund had a net tax basis capital loss carryforward of approximately $16,000,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002 ($3,200,000) and October 31, 2003 ($12,800,000), the respective expiration dates, whichever occurs first.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in passive foreign investment companies. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

SCUDDER PACIFIC OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for both tax and financial reporting purposes. Interest income is recorded on the accrual basis.

B.  PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) aggregated $262,839,463 and $237,599,513, respectively.

C.  RELATED PARTIES

Under the Investment Management Agreement (the "Management Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Management Agreement provides that if the Fund's expenses exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended October 31, 1995, the fee pursuant to the Agreement amounted to $4,590,699.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1995, the amount charged to the Fund by SSC aggregated $1,047,442 of which $80,873 is unpaid at October 31, 1995.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Effective May 5, 1995, Scudder Fund Accounting Corporation ("SFAC"), a wholly-owned subsidiary of the Adviser, assumed responsibility for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1995, the amount charged to the Fund by SFAC aggregated $121,156, of which $20,685 is unpaid at October 31, 1995.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1995, Directors' fees and expenses aggregated $62,705 .

D.  INVESTING IN EMERGING MARKETS

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

SCUDDER PACIFIC OPPORTUNITIES FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF SCUDDER INTERNATIONAL FUND, INC. AND TO THE SHAREHOLDERS OF SCUDDER PACIFIC OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Pacific Opportunities Fund including the investment portfolio, as of October
31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 8, 1992 (commencement of operations) to October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Pacific Opportunities Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 8, 1992 (commencement of operations) to October 31, 1993 in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
December 8, 1995

                                                                 TAX INFORMATION
--------------------------------------------------------------------------------

The Fund paid foreign taxes of $489,565 and the Fund recognized $2,093,914 of foreign source income during the taxable year ended October 31, 1995. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.020 per share of foreign taxes and $.085 of income from foreign sources as having been paid in the taxable year ended October 31, 1995.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Service Representative at 1-800-225-5163.

                      (This page intentionally left blank.)

                                                          OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

Edmond D. Villani*
    Chairman of the Board and Director
Nicholas Bratt*
    President and Director
Paul Bancroft III
    Director; Venture Capitalist and Consultant
Thomas J. Devine
    Director; Consultant
Keith R. Fox
    Director; President, Exeter Capital Management Corporation
William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.
William H. Luers
    Director; President, The Metropolitan Museum of Art
Dr. Wilson Nolen
    Director; Consultant
Juris Padegs*
    Director, Vice President and Assistant Secretary
Daniel Pierce*
    Director
Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University
    Graduate School of Business
Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor,
    Columbia University Graduate School of Business
Elizabeth J. Allan*
    Vice President
Carol L. Franklin*
    Vice President
Edmund B. Games, Jr.*
    Vice President
Jerard K. Hartman*
    Vice President
William E. Holzer*
    Vice President
Thomas W. Joseph*
    Vice President
William F. Truscott*
    Vice President
David S. Lee*
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Thomas F. McDonough*
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Pamela A. McGrath*
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Edward J. O'Connell*
    Vice President and Assistant Treasurer
Kathryn L. Quirk*
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Richard W. Desmond*
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Coleen Downs Dinneen*
    Assistant Secretary


*Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES
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 Celebrating Over 75 Years of Serving Investors
--------------------------------------------------------------------------------

      Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

      Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Scudder
Greater Europe
Growth Fund

Annual Report
October 31, 1995




o For investors seeking long-term growth of capital through investment primarily in the equity securities of European companies.

o A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER GREATER EUROPE GROWTH FUND

   CONTENTS

  2 In Brief

  3 Letter from the Fund's Chairman

  4 Performance Update

  5 Portfolio Summary

  6 Portfolio Management Discussion

 10 Investment Portfolio

 16 Financial Statements

 19 Financial Highlights

 20 Notes to Financial Statements

 24 Report of Independent Accountants

 25 Tax Information

 25 Officers and Directors

 26 Investment Products and Services

 27 How to Contact Scudder

IN BRIEF

- Scudder Greater Europe Growth Fund provided a total return of 15.06% for the 12 months ended October 31, 1995, comfortably outperforming the average European region fund tracked by Lipper Analytical Services, Inc.

- European markets are attractively valued and the outlook for earnings and dividend growth remains constructive. While uncertainties surrounding the prospect of Western Europe's economic integration preoccupy the market, growth is moderate, inflation is under control, and lower interest rates are anticipated--an excellent scenario for investors, in our opinion.

- Portfolio focus is on selecting stocks of European companies positioned to benefit from market opportunities that develop, whether domestic, regional, or global. Fund holdings currently include emerging global competitors such as the fast-growing German software manufacturer SAP, as well as companies with a domestic focus such as Telecom Italia Mobile, the primary supplier of cellular phone service in Italy.

LETTER FROM THE FUND'S CHAIRMAN

Dear Shareholders,

         Over the past 12 months, several European bourses rallied strongly as Europe enjoyed the benefits of low inflation, moderate economic growth, and monetary easing. Volatility in the currency markets created concerns for investors, but generally the markets have trended upward in dollar terms. We are particularly pleased with the return of Scudder Greater Europe Growth Fund for the annual period ended October 31, 1995. The Fund's 15.06% total return is clearly above-average when measured against its benchmark index and the average return of its peer group.

         Although strong, European markets have failed to keep pace with the U.S. stock market, which returned 26.44% for the Fund's fiscal year. The fact that the U.S. market has outperformed European markets on the whole suggests that European markets are attractively valued by comparison. We expect relative valuations to change in the coming months as the U.S. stock market peaks under pressure from slowing earnings growth and as several factors combine to heighten demand for non-U.S. investments. Furthermore, we believe economic cycles in many foreign markets are more favorable for equity investment than in the United States, and Europe in particular has yet to realize the full benefits of ongoing privatization and corporate restructuring. In view of these conditions, we are confident that Scudder Greater Europe Growth Fund is well-positioned to provide attractive returns for its shareholders over time.

         We would also like to take this opportunity to announce that on October 6, 1995, we introduced Scudder Small Company Value Fund, a pure no-load(TM) mutual fund designed to seek long-term growth of capital through a disciplined, value-oriented approach to small-stock investing. For more information about Scudder Small Company Value Fund and other investment products and services, see page 26.

                                      Sincerely,

                                      /s/Edmond D. Villani
                                      Edmond D. Villani
                                      Chairman,
                                      Scudder Greater Europe Growth Fund

SCUDDER GREATER EUROPE GROWTH FUND
PERFORMANCE UPDATE as of October 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER GREATER EUROPE GROWTH FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,506    15.06%    15.06%
Life of
  Fund*   $11,679    16.79%    15.81%

MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EUROPE 14 INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,321    13.21%    13.21%
Life of
  Fund*   $11,321    13.21%    13.21%

* The Fund commenced operations on
  October 10, 1994. Index comparisons
  begin October 31, 1994.

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Greater Europe Growth Fund
Year            Amount
----------------------
10/94*         $10,000
1/95           $ 9,466
4/95           $10,371
7/95           $11,482
10/95          $11,506


Morgan Stanley Capital International
(MSCI) Europe 14 Index
Year            Amount
----------------------
10/94*         $10,000
1/95           $ 9,596
4/95           $10,597
7/95           $11,485
10/95          $11,321

The Morgan Stanley Capital International (MSCI) Europe 14 Index is an unmanaged capitalization-weighted measure of 14 stock markets in Europe. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.


-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31

                        1994*     1995
                     --------------------
NET ASSET VALUE...    $12.18    $13.99
INCOME DIVIDENDS..    $   --    $  .02
FUND TOTAL
RETURN (%)........      1.50     15.06
INDEX TOTAL
RETURN (%)........        --     13.21


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not maintained the Fund's expenses, the average annual total return for the one year and life of Fund periods would have been lower.

PORTFOLIO SUMMARY as of October 31, 1995
---------------------------------------------------------------------------
GEOGRAPHICAL (Excludes 10% Cash Equivalents)
---------------------------------------------------------------------------

United Kingdom           16%
France                   16%              European markets are attractively
Germany                  12%              values and the outlook for
Italy                    11%              earnings growth is positive.
Netherlands              11%
Spain                    10%
Sweden                    9%
Switzerland               6%
Austria                   3%
Other                     6%
                        ----
                        100%
                        ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS (Excludes 10% Cash Equivalents)
--------------------------------------------------------------------------
Manufacturing           13%
Financial               12%               Europe is homebase to a
Consumer Staples        12%               number of global leaders in
Health                  10%               new, rapidly growing industries
Consumer Discretionary   9%               as well as in established
Durables                 8%               industries which enjoy dynamic
Energy                   6%               growth prospects in the
Communications           6%               emerging nations of the world.
Service Industries       5%
Other                   19%
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------
 1. TELECOM ITALIA MOBILE SPA
        Cellular telecommunication services in Italy
 2. GUCCI GROUP
        Designer and producer of personal luxury accessories and apparel in Italy
 3. BULGARIA SPA
        Manufacturer and retailer of fine jewelry, luxury watches and perfumes in Italy
 4. HEINEKEN HOLDINGS N.V.
        Brewery in the Netherlands
 5. SMITHKLINE BEECHAM
        Manufacturer of ethical drugs and healthcare products in the United Kingdom
 6. VEBA AG
        Electric utility, distributor of oil and chemicals in Germany
 7. NEXT PLC
        Retailer of clothing, accessories and fashion jewelry, also through home shopping, in the United Kingdom
 8. L.M. ERICSSON TELEPHONE CO.
        Leading manufacturer of cellular telephone equipment in Sweden
 9. SAP AG
        Computer software manufacturer in Germany
10. CARREFOUR
        Hypermarket and food retailing in France

Holdings include emerging global competitors as well as companies with a domestic focus.

--------------------------------------------------------------------------
For more complete details about the Fund's Investment Portfolio, see page 10.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER GREATER EUROPE GROWTH FUND
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

         Scudder Greater Europe Growth Fund provided a total return of 15.06% for the 12 months ended October 31, 1995, including price change plus an income distribution of $0.02 per share. The Fund's net asset value on October 31, 1995, was $13.99, up from $12.18 on October 31, 1994. The Fund comfortably outperformed the average European region fund tracked by Lipper Analytical Services, Inc., which returned 9.33% for the period. The Fund's return also exceeded the 13.21% return of the unmanaged MSCI Europe 14 Index.

                     Review: Market and Economic Environment

         Early in the Fund's fiscal year, global markets were shaken by a series of events including rising interest rates, the peso devaluation in Mexico, and a devastating earthquake in Japan. These setbacks exacerbated anxiety over European political turbulence and economic divergence, and currency volatility drove investors to the safety of the deutschemark. In March, pessimism was replaced by optimism as interest rates eased globally. European markets powered ahead driven by expectations for economic recovery and the perception that the Bundesbank was pursuing a less restrictive interest rate policy, setting the stage for other central banks to do the same. However, political will has been in some cases at odds with the fiscal austerity measures required by economic integration. Until agendas become clearer, this tension will be played out in the marketplace. Moreover, in recent weeks, concerns about the viability of European Monetary Union have emerged, and European equities have retraced some of their gains as investors once again focus on exchange rates.

         Most European markets displayed positive performance over the past 12 months. The Nordic markets ranked among the top performers, with Sweden and Finland rising 26.3% and 15.6% in local terms, respectively. Two of the Fund's holdings, Ericsson and Nokia, global players in cellular telecommunications, helped propel these indices. The U.K. market returned a positive 12.5% in local terms, buoyed by a torrid Wall Street, a more favorable interest rate environment, and continued industry consolidation. U.K. holdings such as PowerGen, Southern Electric, Royal Bank of Scotland, and Zeneca were excellent performers due to merger activity in their respective industries. Though France had positive returns for the period, performance lagged that of other European markets, as the proposed 1996 budget called into question the government's commitment to fiscal rectitude in the face of domestic opposition to cuts in social spending programs. Markets in Switzerland and the Netherlands rose 37.4% and 15.6% respectively, with several portfolio holdings reflecting the strength of these markets.

                                  Looking Ahead

         In Europe, growth is moderate, inflation is low, and labor costs are under control. Budgetary concerns, however, currently preoccupy the markets as the timetable for economic integration draws nearer. Investors are fearful that economic activity may be weakened and market sentiment dampened by fiscal tightening and currency volatility. On the positive side, slower growth and moderate inflation create a favorable backdrop for further policy easing by the Bundesbank. In addition, we believe European markets are attractively valued, and the outlook for earnings and dividend growth remains constructive. Though political uncertainty will likely persist, resulting in currency volatility, our view is that such episodes will present buying opportunities, particularly if the result is easier monetary policy as may be the case in France.

         There are concerns that upcoming privatizations will cloud market performance in Europe. We believe that well-managed privatization programs do not pose a risk. This has been illustrated in the U.K., where far-reaching deregulation over time has correlated with high equity returns. A major feature of Germany's market in 1996 will be the $11 billion privatization of Deutsche Telekom, which we believe will sow the seeds for broader participation in German equities.

                       Portfolio Strategy and Key Holdings

         Portfolio focus is on selecting stocks of European companies positioned to benefit from market opportunities that develop, whether domestic, regional, or global. We are pleased with the outstanding returns this year of a number of holdings. Fund performance has been enhanced by positions in emerging European global competitors such as SAP, the fast-growing German software manufacturer, and Nordic telecommunication companies Nokia and Ericsson. The portfolio currently is also invested in telecommunication stocks with a domestic focus, such as Telecom Italia Mobile, the primary supplier of cellular phone service in Italy. Italy has the fastest-growing cellular market in Europe, and recent stock price appreciation reflects the strong earnings momentum anticipated over the next few years.

         Holdings Heineken and Carrefour feature key characteristics of high-quality growth stocks. Netherlands-based Heineken produces one of the most popular beers in the world. In the face of slowing beer consumption, the company has built a strong position in the premium segment of the market and is expanding in Asia and Eastern Europe. Heineken has undergone significant restructuring and demonstrated its ability to produce consistently strong earnings and dividend growth. Carrefour is a leading French food retailer. The company is present in multiple segments of the food retailing market in France, where it pioneered the concept of hypermarkets -- a cross between a U.S. supermarket and a Wal-Mart. Carrefour has made a determined effort to diversify its sources of revenue and earnings geographically; the company's significant presence in Spain and Latin America and recent inroads into Asia are indicative of success in this regard.

         In a macroeconomic environment where growth appears to be slowing, holdings with a more defensive tilt, such as pharmaceuticals, have done well. Ciba-Geigy is a Swiss pharmaceutical conglomerate with a well-diversified product range. The company has undertaken substantial restructuring, disposing of lower-margin non-healthcare businesses and reducing its cost base. SmithKline Beecham, based in the U.K., is a diversified global pharmaceutical manufacturer with a strong product pipeline. The company is capitalizing on the changing face of the global healthcare industry and has built up a major presence in the European over-the-counter market. SmithKline Beecham has leveraged its existing strengths with the purchase of DPS, a pharmaceutical benefit manager that serves as a liaison between HMOs and the drug companies.

         Many U.K. industries are consolidating in the face of increasing global competitive pressures, more moderate growth forecasts for the world economy, and the fear that a potential victory for the Labor party may result in more government intervention. The Fund is positioned to benefit from this trend. Two holdings, PowerGen and Southern Electric -- high-quality utilities with excellent dividend growth prospects and attractive valuations -- were bid up over the period as focus on prospective mergers in the utility sector intensified. Another holding, Royal Bank of Scotland, offers the best exposure to technological advances in the banking and insurance sectors, in our opinion. Through its Direct Line subsidiary, the bank has innovated the way insurance products are sold in the U.K. and has expanded into mortgage services. One of the few viable targets in the market, the bank's stock has rallied as the result of scrutiny by potential partners.

         Ongoing political turmoil may provide a volatile backdrop, but many Italian companies are nevertheless prospering on the strength of their positions in attractive market niches. The Fund has profited from its investment in several of these companies. For example, Luxottica is a world leader in eyeglass frame manufacture, capitalizing on its skilled, flexible, and relatively cost-competitive labor force, as well as its marketing and design strengths. Volume growth and expanding margins from product mix upgradings have supported consistent earnings growth of 15-20% a year. The luxury goods market is another appealing niche, as ever-more-discerning consumers are willing to pay up for the perceived quality of select franchises. Fund holdings Bulgari and Gucci possess such franchises. Both companies have recently offered their shares to the market and have managements with sound business plans.

                         A Broad Range of Opportunities

         The European arena offers investors a wide range of investment opportunities. Europe is home to a number of global leaders in new, rapidly growing industries such as software and mobile communications, as well as in established industries that enjoy dynamic growth prospects in the emerging nations of the world. The process of European integration and industry restructuring will spawn stronger companies. New companies are coming to the market, and over time the broadening and deepening of Europe's own emerging markets will provide a further dimension. Scudder Greater Europe Growth Fund continues to offer long-term investors a diversified approach to participating in these exciting opportunities.

Sincerely,
Your Portfolio Management Team

/s/Carol L. Franklin               /s/Nicholas Bratt
Carol L. Franklin                  Nicholas Bratt


/s/Joan R. Gregory
Joan R. Gregory

                             Scudder Greater Europe
                                  Growth Fund:
                          A Team Approach to Investing

   Scudder Greater Europe Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

   Carol L. Franklin, Lead Portfolio Manager, sets Fund investment strategy and oversees its daily operation. Carol joined Scudder in 1981 and has nine years of European research and investment management experience. Nicholas Bratt, Portfolio Manager, helps set the Fund's general investment strategies. Nick has over 20 years of experience in worldwide investing and has been with Scudder since 1976. Joan R. Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Joan has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

SCUDDER GREATER EUROPE GROWTH FUND
INVESTMENT PORTFOLIO  as of October 31, 1995
--------------------------------------------------------------------------------------------------------------------------------

                    % of           Principal                                                                              Market
                    Portfolio      Amount ($)                                                                          Value ($)
---------------------------------------------------------------------------------------------------------------------------------
                     2.9%          REPURCHASE AGREEMENT
                              ----------------------------------------------------------------------------------------------------
                                   1,179,000 Repurchase Agreement with Donaldson, Lufkin &
                                             Jenrette dated 10/31/95 at 5.875% to be repurchased at
                                             $1,179,192 on 11/1/95,collateralized by a $784,000 U.S.
                                             Treasury Bond, 12%, 8/15/13 (Cost $1,179,000) . . . . . . . . . .         1,179,000
                                                                                                                 ---------------

                              --------------------------------------------------------------------------------------------------
                    7.1%           SHORT-TERM NOTE
                              --------------------------------------------------------------------------------------------------
                                   2,870,000  Federal Home Loan Mortgage Corp.
                                              Discount Note, 5.85%, 11/1/95
                                              (Cost $2,870,000). . . . . . . . . . . . . . . . . . . . . . . .         2,870,000
                                                                                                                 ---------------
                              --------------------------------------------------------------------------------------------------
                    3.4%           PREFERRED STOCKS
                              --------------------------------------------------------------------------------------------------
                                    Shares
                              --------------------------------------------------------------------------------------------------
GERMANY             2.4%
                                   1,475     RWE AG (Producer and marketer of
                                             petroleum and chemical products). . . . . . . . . . . . . . . . .           418,075
                                   3,750     SAP AG (Computer software manufacturer) . . . . . . . . . . . . .           575,407
                                                                                                                 ---------------
                                                                                                                         993,482
                                                                                                                 ---------------
ITALY               1.0%
                                   200,000   Fiat SpA (Multi-industry, automobiles). . . . . . . . . . . . . .           395,356
                                                                                                                 ---------------
                                             Total Preferred Stocks (Cost $1,057,081). . . . . . . . . . . . .         1,388,838
                                                                                                                 ---------------

                              --------------------------------------------------------------------------------------------------
                    86.6%          COMMON STOCKS
                              --------------------------------------------------------------------------------------------------

AUSTRIA             3.0%           6,400     Flughafen Wien AG (Operator of terminals
                                             and facilities at Vienna International Airport) . . . . . . . .             411,089
                                   2,800     OMV AG (Oil and gas company). . . . . . . . . . . . . . . . . . .           241,782
                                   3,600     VAE Eisenbahnsysteme AG (Manufacturer of
                                             electronic control systems for use in rail
                                             transportation technology). . . . . . . . . . . . . . . . . . . .           322,133
                                   4,000     Verbund (Leading supplier of hydro-electricity) . . . . . . . . .           244,407
                                                                                                                 ---------------
                                                                                                                       1,219,411
                                                                                                                 ---------------

DENMARK             1.0%
                                   9,200     Unidanmark A/S "A" (Bank holding company) . . . . . . . . . . . .           422,621
FINLAND             1.8%
                                   9,060     Nokia AB Oy (Preference) (Leading
                                             manufacturer of cellular telephones). . . . . . . . . . . . . . .           518,379



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----
10

                                                                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------


                    % of                                                                                                  Market
                    Portfolio      Shares                                                                              Value ($)
--------------------------------------------------------------------------------------------------------------------------------
                                   14,300    Outokumpu Oy "A" (Metals and minerals). . . . . . . . . . . . . .           227,275
                                                                                                                 ---------------
                                                                                                                         745,654
                                                                                                                 ---------------
FRANCE              14.0%
                                   5,800     AXA (Insurance group providing insurance,
                                             finance and real estate services worldwide) . . . . . . . . . . .           322,803
                                     950     Carrefour (Hypermarket and food retailing). . . . . . . . . . . .           559,098
                                   5,000     Club Mediterranee (Operator of informal
                                             vacation resorts) * . . . . . . . . . . . . . . . . . . . . . . .           392,930
                                   5,000     Club Mediterranee Rights *. . . . . . . . . . . . . . . . . . . .             4,939
                                   3,550     Compagnie Bancaire SA (Bank). . . . . . . . . . . . . . . . . . .           368,822
                                   1,025     Comptoirs Modernes (Operator of
                                             supermarkets, grocery and department
                                             stores) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           329,764
                                   1,475     ECIA - Equipements et Composants pour
                                             l'Industrie Automobile (Manufacturer of
                                             automobile parts and accessories) . . . . . . . . . . . . . . . .           179,841
                                   2,000     Ecco SA (International business contractor
                                             active in employment services, industrial
                                             surveillance, cleaning and sanitation). . . . . . . . . . . . . .           310,656
                                   2,890     Essilor International (Manufacturer of various
                                             types of lenses, eyeglasses, contact lenses
                                             and optical measuring instruments). . . . . . . . . . . . . . . .           535,953
                                   1,800     LVMH Moet-Hennessy Louis Vuitton (Producer
                                             of wine, spirits and luxury products) . . . . . . . . . . . . . .           358,893
                                   3,975     La Brosse et Du Pont (Toiletries manufacturer). . . . . . . . . .           250,881
                                   9,870     Michelin "B" (Leading tire manufacturer) *. . . . . . . . . . . .           399,452
                                   6,200     Sligos SA (Electrical payment and computing
                                             engineering services company) . . . . . . . . . . . . . . . . . .           537,418
                                   5,200     Synthelabo (Pharmaceutical and biomedical
                                             producer) . . . . . . . . . . . . . . . . . . . . . . . . . . . .           335,443
                                   6,867     Total SA "B" (International oil and gas
                                             exploration, development and production). . . . . . . . . . . . .           425,247
                                   7,919     Valeo SA (Automobile and truck components
                                             manufacturer) . . . . . . . . . . . . . . . . . . . . . . . . . .           358,465
                                                                                                                 ---------------
                                                                                                                       5,670,605
                                                                                                                 ---------------
GERMANY             8.3%
                                   1,500     Bankgesellschaft Berlin AG (Commercial bank). . . . . . . . . . .           442,211
                                   6,000     Deutsche Bank AG (Bank) . . . . . . . . . . . . . . . . . . . . .           271,379
                                   4,085     Kampa-Haus AG (Designing and construction
                                             of prefabricated houses and sub-assemblies) . . . . . . . . . . .           162,216
                                   1,475     Mannesmann AG (Bearer) (Diversified
                                             construction and technology company). . . . . . . . . . . . . . .           485,450
                                   5,950     Schering AG (Pharmaceutical and
                                             chemical producer). . . . . . . . . . . . . . . . . . . . . . . .           415,067
                                     900     Siemens AG (Bearer) (Manufacturer of
                                             electrical and electronic equipment). . . . . . . . . . . . . . .           471,833



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            ----

SCUDDER GREATER EUROPE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------



                    % of                                                                                          Market
                    Portfolio      Shares                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------
                                   14,950    VEBA AG (Electric utility, distributor of oil
                                             and chemicals). . . . . . . . . . . . . . . . . . . . . . .         613,739
                                    1,200    Viag AG (Provider of electrical power and
                                             natural gas services, aluminum products,
                                             chemicals, ceramics and glass). . . . . . . . . . . . . . .         487,178
                                                                                                           -------------
                                                                                                               3,349,073
                                                                                                           -------------

IRELAND             1.1%
                                   116,717   Irish Life PLC (Provider of life and disability
                                             insurance and pensions) . . . . . . . . . . . . . . . . . .         428,950
                                                                                                           -------------

ITALY               9.0%
                                   100,000   Bulgari SpA (Manufacturer and retailer of fine
                                             jewelry, luxury watches and perfumes) * . . . . . . . . . .         869,156
                                    30,500   Gucci Group (New York registered Shares)
                                             (Designer and producer of personal
                                             luxury accessories and apparel)*. . . . . . . . . . . . . .         915,000
                                     7,500   Luxottica Group SpA (ADR) (Manufacturer
                                             and marketer of eyeglasses) . . . . . . . . . . . . . . . .         365,625
                                   572,000   Telecom Italia Mobile SpA (Cellular
                                             telecommunication services) * . . . . . . . . . . . . . . .         960,213
                                   110,000   Telecom Italia SpA (Telecommunication
                                             services) . . . . . . . . . . . . . . . . . . . . . . . . .         167,054
                                    55,000   Unicem SpA (Cement producer) *. . . . . . . . . . . . . . .         345,152
                                                                                                           -------------
                                                                                                               3,622,200
                                                                                                           -------------

NETHERLANDS         9.5%

                                     2,550   Akzo-Nobel N.V. (Chemical producer) . . . . . . . . . . . .         290,427
                                     9,300   Baan Company, N.V. (Producer of business
                                             management computer software) * . . . . . . . . . . . . . .         395,250
                                    17,000   Bols Wessanen CVA (Producer and distributor
                                             of food products) . . . . . . . . . . . . . . . . . . . . .         336,164
                                     8,119   Getronics N.V. (Computer and software
                                             distributor). . . . . . . . . . . . . . . . . . . . . . . .         387,477
                                     3,906   Heineken Holdings N.V. "A" (Brewery). . . . . . . . . . . .         646,173
                                    14,100   Koninklijke PTT Nederland (Telecommunication
                                             services) . . . . . . . . . . . . . . . . . . . . . . . . .         495,975
                                    12,330   Philips Electronics N.V. (Leading manufacturer
                                             of electrical equipment). . . . . . . . . . . . . . . . . .         476,695
                                     3,160   Telegraaf Holdings CVA (Newspaper publisher). . . . . . . .         454,633
                                     4,000   Wolters Kluwer CVA (Publisher). . . . . . . . . . . . . . .         364,051
                                                                                                           -------------
                                                                                                               3,846,845
                                                                                                           -------------

NORWAY              1.1%
                                    35,700   Saga Petroleum AS "A" (Free) (Oil and gas
                                             exploration and production) . . . . . . . . . . . . . . . .         447,074
                                                                                                           -------------
PORTUGAL            0.8%
                                    17,400   Portugal Telecom SA (Telecommunication
                                             services) * . . . . . . . . . . . . . . . . . . . . . . . .         329,452
                                                                                                           -------------

                                          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 12

                                                                                                    INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                    % of                                                                                          Market
                    Portfolio      Shares                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------
SPAIN               9.0%

                                    4,400    Acerinox, S.A (Stainless steel producer). . . . . . . . . .         459,173
                                    8,000    Banco Bilbao Vizcaya, S.A. (Leading
                                             financial group). . . . . . . . . . . . . . . . . . . . . .         244,560
                                    2,800    Banco Popular Espanol, S.A. (Retail bank) . . . . . . . . .         444,962
                                   11,000    Centros Comerciales Pryca, SA (Owner and
                                             operator of hypermarkets selling consumer
                                             products including groceries, appliances
                                             and clothing) . . . . . . . . . . . . . . . . . . . . . . .         234,397
                                   30,000    Compania Telefonica Nacional de Espana S.A.
                                             (Telecommunication services). . . . . . . . . . . . . . . .         378,642
                                   13,200    Cortefiel, S.A. (Operator of retail clothing stores
                                             and clothing manufacturer). . . . . . . . . . . . . . . . .         389,460
                                    3,000    Cristaleria Espanola, S.A. (Producer of sheet
                                             glass and glass fibers for construction) *. . . . . . . . .         186,862
                                   15,570    Repsol SA (Integrated oil company). . . . . . . . . . . . .         465,128
                                   42,000    Uralita, SA (Processor of concrete pipes and
                                             cement for the construction industry) . . . . . . . . . . .         423,391
                                    4,300    Zardoya-Otis SA (Manufacturer and installer
                                             of elevator equipment). . . . . . . . . . . . . . . . . . .         420,080
                                                                                                           -------------
                                                                                                               3,646,655
                                                                                                           -------------
SWEDEN              8.2%
                                   13,350    Astra AB "A" (Free) (Pharmaceutical company). . . . . . . .         490,421
                                    8,000    Autoliv AB (Free) (Manufacturer of safety
                                             airbags for automobiles). . . . . . . . . . . . . . . . . .         458,894
                                    6,900    Hennes & Mauritz AB "B" (Free) (Clothing
                                             and cosmetics retailer throughout Europe) . . . . . . . . .         450,855
                                   27,720    L.M. Ericsson Telephone Co. "B" (ADR)
                                             (Leading manufacturer of cellular
                                             telephone equipment). . . . . . . . . . . . . . . . . . . .         592,082
                                    7,700    Mo och Domsjo AB "B" (Free) (Manufacturer
                                             of newsprint, paperboard, and various sawn
                                             timber products). . . . . . . . . . . . . . . . . . . . . .         391,837
                                   21,000    S.K.F. AB "A" (Free) (Manufacturer of roller
                                             bearings) . . . . . . . . . . . . . . . . . . . . . . . . .         390,467
                                   21,000    Skandia Foersaekrings AB (Free) (Financial
                                             conglomerate) . . . . . . . . . . . . . . . . . . . . . . .         532,742
                                                                                                           -------------
                                                                                                               3,307,298
                                                                                                           -------------
SWITZERLAND         5.0%
                                      130    Baloise Holding Ltd. (Registered) (Provider
                                             of private, commercial and corporate
                                             insurance, life insurance, international
                                             reinsurance). . . . . . . . . . . . . . . . . . . . . . . .         266,520
                                      430    Brown, Boveri & Cie. AG (Bearer)
                                             (Manufacturer of electrical equipment). . . . . . . . . . .         498,293

                                   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                                     ----
                                                                                                                      13


SCUDDER GREATER EUROPE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------

                    % of                                                                                          Market
                    Portfolio      Shares                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------
                                      500    Ciba-Geigy AG (Bearer) (Pharmaceutical
                                             company). . . . . . . . . . . . . . . . . . . . . . . . . .         431,148
                                    1,000    Elektrowatt AG (Bearer) (Holding company:
                                             owner of electric plants and interests in
                                             hydro and nuclear power plants) . . . . . . . . . . . . . .         301,804
                                      650    Sandoz Ltd. AG (Registered) (Pharmaceutical
                                             company). . . . . . . . . . . . . . . . . . . . . . . . . .         535,900
                                                                                                           -------------
                                                                                                               2,033,665
                                                                                                           -------------
UNITED KINGDOM      14.8%
                                   55,000    Argyll Group PLC (Owner and operator of
                                             retail food supermarkets) . . . . . . . . . . . . . . . . .         279,560
                                   61,567    British Petroleum PLC (Major integrated world
                                             oil company). . . . . . . . . . . . . . . . . . . . . . . .         452,619
                                   22,000    Carlton Communications PLC (Television post
                                             production products and services) . . . . . . . . . . . . .         335,125
                                   28,485    De La Rue PLC (Printer of commercial
                                             banknotes and securities) . . . . . . . . . . . . . . . . .         405,989
                                   66,000    Enterprise Oil PLC (Oil and gas exploration
                                             and production) . . . . . . . . . . . . . . . . . . . . . .         349,559
                                   36,500    Guinness PLC (Brewery). . . . . . . . . . . . . . . . . . .         292,572
                                   52,800    Kingfisher PLC (Retailer of wide range of
                                             consumer goods and merchandise) . . . . . . . . . . . . . .         396,932
                                   94,000    Next PLC (Retailer of clothing, accessories
                                             and fashion jewelry, also through home
                                             shopping) . . . . . . . . . . . . . . . . . . . . . . . . .         613,033
                                   45,903    PowerGen PLC (Electric utility) . . . . . . . . . . . . . .         412,213
                                   52,000    Reuters Holdings PLC (International news
                                             agency) . . . . . . . . . . . . . . . . . . . . . . . . . .         483,407
                                   64,279    Royal Bank of Scotland PLC (Bank) . . . . . . . . . . . . .         520,829
                                   60,067    SmithKline Beecham "A" (Manufacturer of
                                             ethical drugs and healthcare products). . . . . . . . . . .         627,250
                                   19,000    Southern Electric PLC (Electric company). . . . . . . . . .         286,121
                                   29,000    Zeneca Group PLC (Holding company:
                                             manufacturing and marketing of
                                             pharmaceutical and agrochemical
                                             products and specialty chemicals) . . . . . . . . . . . . .         540,331
                                                                                                           -------------
                                                                                                               5,995,540
                                                                                                           -------------

                                             Total Common Stocks (Cost $30,978,695). . . . . . . . . . .      35,065,043
                                                                                                           -------------
------------------------------------------------------------------------------------------------------------------------

                                             Total Investment Portfolio - 100.0%
                                              (Cost $36,084,776) (a)     . . . . . . . . . . . . . . . .      40,502,881
                                                                                                           -------------
                                                                                                           -------------


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
----
 14

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $36,084,776. At October 31, 1995, net unrealized appreciation for all securities based on tax cost was $4,418,105. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,336,989 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $918,884.

 *    Non-income producing security.

      Sector breakdown of the Fund's equity securities is noted on page 5.








     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
                                                                            ----


SCUDDER GREATER EUROPE GROWTH FUND
FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------

                    STATEMENT OF ASSETS AND LIABILITIES

                    October 31, 1995
                    --------------------------------------------------------------------------------
                    ASSETS
                    Investments, at market (identified cost $36,084,776)
                       (Note A). . . . . . . . . . . . . . . . . . . .                  $ 40,502,881
                    Cash   . . . . . . . . . . . . . . . . . . . . . .                           986
                    Receivables:
                       Fund shares sold. . . . . . . . . . . . . . . .                       212,520
                       Dividends and interest. . . . . . . . . . . . .                        21,904
                       Foreign taxes recoverable . . . . . . . . . . .                        48,728
                    Deferred organization expense (Note A) . . . . . .                        46,580
                                                                                        ------------
                       Total assets. . . . . . . . . . . . . . . . . .                    40,833,599
                    LIABILITIES
                    Payables:
                       Fund shares redeemed. . . . . . . . . . . . . .     $   57,199
                       Accrued expenses (Note C) . . . . . . . . . . .        184,408
                                                                           ----------
                       Total liabilities . . . . . . . . . . . . . . .                       241,607
                                                                                        ------------
                    Net assets, at market value. . . . . . . . . . . .                  $ 40,591,992
                                                                                        ------------
                                                                                        ------------
                    NET ASSETS
                    Net assets consist of:
                       Undistributed net investment income . . . . . .                  $    307,076
                       Unrealized appreciation on:
                          Investments. . . . . . . . . . . . . . . . .                     4,418,105
                          Foreign currency related transactions. . . .                           330
                       Accumulated net realized gain . . . . . . . . .                       418,781
                       Capital stock . . . . . . . . . . . . . . . . .                        29,011
                       Additional paid-in capital. . . . . . . . . . .                    35,418,689
                                                                                        ------------
                    Net assets, at market value. . . . . . . . . . . .                  $ 40,591,992
                                                                                        ------------
                                                                                        ------------
                    NET ASSET VALUE, offering and redemption price per
                       share ($40,591,992 DIVIDED BY 2,901,077 shares of
                       capital stock outstanding, $.01 par value,
                       100,000,000 shares authorized). . . . . . . . .                        $13.99
                                                                                              ------
                                                                                              ------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 16

                                                                                                   FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------------------

     STATEMENT OF OPERATIONS


YEAR ENDED OCTOBER 31, 1995
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $43,756) . . . . . .                    $   523,726
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        235,292
                                                                                    -----------
                                                                                        759,018
Expenses:
Management fee (Note C). . . . . . . . . . . . . . . . . . . . .       $       -
Services to shareholders (Note C). . . . . . . . . . . . . . . .         110,684
Custodian and accounting fees (Note C) . . . . . . . . . . . . .          84,423
Directors' fees and expenses (Note C). . . . . . . . . . . . . .          59,880
Auditing . . . . . . . . . . . . . . . . . . . . . . . . . . . .          60,238
Reports to shareholders. . . . . . . . . . . . . . . . . . . . .          39,471
Amortization of organization expense (Note A). . . . . . . . . .          11,854
Federal registration . . . . . . . . . . . . . . . . . . . . . .           9,722
Legal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,049
State registration . . . . . . . . . . . . . . . . . . . . . . .          16,671
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,357        413,349
                                                                       ------------------------
Net investment income. . . . . . . . . . . . . . . . . . . . . .                        345,669
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . .         418,781
   Foreign currency related transactions . . . . . . . . . . . .         (24,361)       394,420
                                                                       ---------
Net unrealized appreciation during the period on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . .       4,312,975
   Foreign currency related transactions . . . . . . . . . . . .           2,289      4,315,264
                                                                       ------------------------
Net gain on investment transactions. . . . . . . . . . . . . . .                      4,709,684
                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . .                    $ 5,055,353
                                                                                    -----------
                                                                                    -----------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                            ----
                                                                             17


SCUDDER GREATER EUROPE GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE PERIOD
                                                                                         OCTOBER 10, 1994
                                                                               YEAR       (COMMENCEMENT
                                                                               ENDED     OF OPERATIONS) TO
                                                                             OCTOBER 31,    OCTOBER 31,
                    INCREASE (DECREASE) IN NET ASSETS                          1995            1994
                    -------------------------------------------------------------------------------------
                    Operations:
                    Net investment income. . . . . . . . . . . . . . .  $     345,669         $     6,080
                    Net realized gain (loss) from investment
                       transactions. . . . . . . . . . . . . . . . . .        394,420              (4,369)
                    Net unrealized appreciation on investment
                       transactions during the period. . . . . . . . .      4,315,264             103,171
                                                                        -------------         -----------
                    Net increase in net assets resulting
                       from operations . . . . . . . . . . . . . . . .      5,055,353             104,882
                                                                        -------------         -----------
                    Distributions to shareholders from net
                       investment income ($.02 per share). . . . . . .        (26,912)                  -
                                                                        -------------         -----------
                    Fund share transactions:
                    Proceeds from shares sold. . . . . . . . . . . . .     49,268,332           7,878,987
                    Net asset value of shares issued to
                       shareholders in reinvestment of distributions .         26,407                   -
                    Cost of shares redeemed. . . . . . . . . . . . . .    (21,590,930)           (125,327)
                                                                        -------------         -----------
                    Net increase in net assets from Fund share
                       transactions. . . . . . . . . . . . . . . . . .     27,703,809           7,753,660
                                                                        -------------         -----------
                    INCREASE IN NET ASSETS . . . . . . . . . . . . . .     32,732,250           7,858,542
                    Net assets at beginning of period. . . . . . . . .      7,859,742               1,200
                                                                        -------------         -----------
                    NET ASSETS AT END OF PERIOD (including
                       undistributed net investment income
                       of $307,076 and $1,711, respectively) . . . . .  $  40,591,992         $ 7,859,742
                                                                        -------------         -----------
                                                                        -------------         -----------
                    OTHER INFORMATION
                    INCREASE (DECREASE) IN FUND SHARES
                    Shares outstanding at beginning of period. . . . .        645,237                 100
                                                                        -------------         -----------
                    Shares sold. . . . . . . . . . . . . . . . . . . .      3,909,689             655,588
                    Shares issued to shareholders in reinvestment
                       of distributions. . . . . . . . . . . . . . . .          2,316                   -
                    Shares redeemed. . . . . . . . . . . . . . . . . .     (1,656,165)            (10,451)
                                                                        -------------         -----------
                    Net increase in Fund shares. . . . . . . . . . . .      2,255,840             645,137
                                                                        -------------         -----------
                    Shares outstanding at end of period. . . . . . . .      2,901,077             645,237
                                                                        -------------         -----------
                                                                        -------------         -----------





      THE ACCOMPANY NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 18



                                                                                                   FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL
STATEMENTS.


                                                                                              For the Period
                                                                             Year            October 10, 1994
                                                                             Ended            (commencement
                                                                          October 31,        of operations) to
                                                                             1995            October 31, 1994
                                                                          -----------        -----------------
Net asset value, beginning of period . . . . . . . . . . . . . . . . .         $12.18              $12.00
                                                                               ------              ------
Income from investment operations:
 Net investment income (a) . . . . . . . . . . . . . . . . . . . . . .            .13                 .01
 Net realized and unrealized gain on investment transactions . . . . .           1.70                 .17
                                                                               ------              ------
Total from investment operations . . . . . . . . . . . . . . . . . . .           1.83                 .18
                                                                               ------              ------
Less distributions from net investment income. . . . . . . . . . . . .           (.02)                  -
                                                                               ------              ------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . .         $13.99              $12.18
                                                                               ------              ------
                                                                               ------              ------
Total Return (%) . . . . . . . . . . . . . . . . . . . . . . . . . . .          15.06                1.50**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . . . . . . . . . .             41                   8
Ratio of operating expenses, net to average daily net assets (%) (a)             1.50                1.50*
Ratio of net investment income to average daily net assets (%) . . . .           1.25                2.40*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . . . .           27.9                   -
(a)   Reflects a per share amount of expenses, exclusive of
       management fees, reimbursed by the Adviser of . . . . . . . . .        $     -             $   .01
      Reflects a per share amount of management fee and other
       fees not imposed. . . . . . . . . . . . . . . . . . . . . . . .        $   .13             $   .02
      Operating expense ratio including expenses reimbursed,
       management fee and other expenses not imposed (%) . . . . . . .           2.74               11.46*

 *    Annualized
**    Not annualized

SCUDDER GREATER EUROPE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

A.   SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund (the "Fund") is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the resale price.


--
20

                                                  NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.


                                                                             --
                                                                             21

SCUDDER GREATER EUROPE GROWTH FUND
-------------------------------------------------------------------------------

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

B.   PURCHASES AND SALES OF SECURITIES
-------------------------------------------------------------------------------
For the year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) aggregated $31,543,518 and $6,727,141, respectively.


--
22

                                                  NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
C.   RELATED PARTIES
-------------------------------------------------------------------------------
Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund has agreed to pay to the Adviser a fee equal to an annualized rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser agreed not to impose all or a portion of its management fee until February 29, 1996, and during such period to maintain the annualized expenses of the Fund at not more than 1.50% of average daily net assets. For the year ended October 31, 1995, the Adviser did not impose all of its management fee amounting to $274,656.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1995, the amount charged by SSC aggregated $123,598, of which $48,403 was not imposed and $74,698 was unpaid at October 31, 1995.

Scudder Fund Accounting Corporation ("SFAC"), a wholly-owned subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the year ended October 31, 1995, the amount charged by SFAC aggregated $50,000, of which $19,581 was not imposed and $30,419 was unpaid at October 31, 1995.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1995, Directors' fees and expenses aggregated $59,880, of which $28,000 was unpaid at October 31, 1995.



                                                                             --
                                                                             23

SCUDDER GREATER EUROPE GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF SCUDDER INTERNATIONAL FUND, INC. AND THE SHAREHOLDERS OF SCUDDER GREATER EUROPE GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Greater Europe Growth Fund, including the investment portfolio, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 10, 1994 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Greater Europe Growth Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period October 10, 1994 (commencement of operations) to October 31, 1994 in conformity with generally accepted accounting principles.

Boston, Massachusetts                                 COOPERS & LYBRAND L.L.P.
December 11, 1995


--
24

TAX INFORMATION

The Fund will mail shareholders IRS Form 1099-Div in late January, summarizing all taxable distributions paid for 1995.

Pursuant to section 852 of the Internal Revenue Code, the Fund designates $69,536 as capital gain dividends for its taxable year ended October 31, 1995.

The Fund paid foreign taxes of $43,756 and the Fund recognized $266,832 of foreign source income during the taxable year ended October 31, 1995. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.02 per share of foreign taxes and $.09 of income from foreign sources as having been paid in the taxable year ended October 31, 1995.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


OFFICERS AND DIRECTORS

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant

Keith R. Fox
    Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art

Dr. Wilson Nolen
    Director; Consultant

Juris Padegs*
    Director, Vice President and Assistant Secretary

Daniel Pierce*
    Director

Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Elizabeth J. Allan*
    Vice President

Carol L. Franklin*
    Vice President

Edmund B. Games, Jr.*
    Vice President

Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President

William F. Truscott*
    Vice President

David S. Lee*
    Vice President and Assistant Treasurer

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

* Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES



 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
  -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)         Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.
 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------

    For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc. are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

HOW TO CONTACT SCUDDER


 Account Service and Information
 -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your
                                         Scudder accounts; exchanges and
                                         redemptions; or information on any
                                         Scudder fund SCUDDER AUTOMATED
                                         INFORMATION LINE (SAIL) 1-800-343-2890
 Investment Information
 -------------------------------------------------------------------------------------------------------------

                                         To receive information about the
                                         Scudder funds, for additional
                                         applications and prospectuses, or for
                                         investment questions SCUDDER INVESTOR
                                         RELATIONS 1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105

 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------

                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291
 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:
                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
 -------------------------------------------------------------------------------------------------------------

                                         For information on Scudder                 For information on Scudder
                                         Treasurers Trust,(TM) an institutional     Institutional Funds,* funds
                                         cash management service for                designed to meet the broad
                                         corporations, non-profit                   investment management and
                                         organizations and trusts that uses         service needs of banks and
                                         certain portfolios of Scudder Fund,        other institutions, call
                                         Inc.* ($100,000 minimum), call             1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------

    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors


     Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.


     Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    For Scudder International Fund:

                                    Financial highlights for the ten fiscal years ended March 31, 1995
                                    (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                    Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Financial highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the two fiscal years ended October 31, 1995

                                    For Scudder Pacific Opportunities Fund:

                                    Financial highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the two fiscal years ended October 31, 1995

                                    For Scudder Greater Europe Growth Fund:

                                    Financial highlights for the period October 10, 1994
                                    (commencement of operations) to October 31, 1994 and for the fiscal year ended
                                    October 31, 1995

                                    For Scudder Emerging Markets Growth Fund:

                                    Financial highlights to be filed by Amendment

                           Included in Part B of this Registration Statement:

                                    For Scudder International Fund:

                                    Investment Portfolio as of March 31, 1995
                                    Statement of Assets and Liabilities as of March 31, 1995
                                    Statement of Operations for the fiscal year ended March 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    March 31, 1995
                                    Financial Highlights for the ten fiscal years ended March 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                    Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Investment Portfolio as of October 31, 1995
                                    Statement of Assets and Liabilities as of October 31, 1995
                                    Statement of Operations for the fiscal year ended October 31, 1995


                                 Part C - Page 1

                                    Statements of Changes in Net Assets for the two fiscal years ended October 31,
                                    1995
                                    Financial Highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the two fiscal years ended October 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Scudder Pacific Opportunities Fund:

                                    Investment Portfolio as of October 31, 1995
                                    Statement of Assets and Liabilities as of October 31, 1995
                                    Statement of Operations for the fiscal year ended October 31, 1995
                                    Statements of Changes in Net Assets for the two fiscal years ended October 31,
                                    1995
                                    Financial Highlights for the period December 8, 1992
                                    (commencement of operations) to October 31, 1993 and for the two fiscal years ended October 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Scudder Greater Europe Growth Fund:

                                    Investment Portfolio as of October 31, 1995
                                    Statement of Assets and Liabilities as of October 31, 1995
                                    Statement of Operations for the fiscal year ended October 31, 1995
                                    Statement of Changes in Net Assets for the period October 10, 1994
                                    (commencement of operations) to October 31, 1994 and for the fiscal year ended
                                    October 31, 1995
                                    Financial Highlights for the period October 10, 1994 (commencement of operations) to October 31, 1994 and for the fiscal year ended October 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Scudder Emerging Markets Growth Fund:

                                    Statements of Assets and Liabilities as of _________ and related notes (to be filed by Amendment)

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)     Articles of Amendment and Restatement of the Registrant as of
                                              January 24, 1991.
                                              (Incorporated by reference to Exhibit (b)(1) to Post-Effective
                                              Amendment No. 33 to the Registration Statement.)

                                      (b)     Articles Supplementary dated September 17, 1992.
                                              (Incorporated by reference to Exhibit 1(b) to Post-Effective
                                              Amendment No. 35 to the Registration Statement.)

                                      (c)     Articles Supplementary dated December 1, 1992.
                                              (Incorporated by reference to Exhibit 1(c) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)


                                 Part C - Page 2


                                      (d)     Articles Supplementary dated August 3, 1994.
                                              (Incorporated by reference to Exhibit 1(d) to Post-Effective
                                              Amendment No. 43 to the Registration Statement.)

                                      (e)     Articles Supplementary dated February 20, 1996
                                              (Incorporated by reference to Exhibit 1(e) to Post-Effective
                                              Amendment No. 46 to the Registration Statement.)

                             2.       (a)     Amended and Restated By-Laws of the Registrant dated March 4, 1991.
                                              (Incorporated by reference to Exhibit (b)(2) to Post-Effective
                                              Amendment No. 33 to the Registration Statement.)

                                      (b)     Amended and Restated By-Laws of the Registrant dated September 20,
                                              1991.
                                              (Incorporated by reference to Exhibit 2(b) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                                      (c)     Amended and Restated By-Laws of the Registrant dated December 12,
                                              1991.
                                              (Incorporated by reference to Exhibit 2(c) to Post-Effective
                                              Amendment No. 34 to the Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of Common Stock ($.01 par value) for Scudder International Fund.
                                              (Incorporated by reference to Exhibit 4 to Post-Effective Amendment
                                              No. 31 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder International Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 14, 1990.
                                              (Incorporated by reference to Exhibit (5) to Post-Effective
                                              Amendment No. 33 to the Registration Statement.)

                                      (b)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Latin America Fund, and Scudder, Stevens & Clark, Inc. dated
                                              December 7, 1992.
                                              (Incorporated by reference to Exhibit (5)(b) to Post-Effective
                                              Amendment No. 38 to the Registration Statement.)

                                      (c)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Pacific Opportunities Fund, and Scudder, Stevens & Clark,
                                              Inc. dated December 7, 1992.
                                              (Incorporated by reference to Exhibit (5)(c) to Post-Effective
                                              Amendment No. 38 to the Registration Statement.)

                                      (d)     Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Greater Europe Growth Fund, and Scudder, Stevens & Clark,
                                              Inc. dated October 10, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                              Registration Statement.)


                                 Part C - Page 3

                                      (e)     Investment Management Agreement between the Registrant on behalf of
                                              Scudder International Fund, and Scudder, Stevens, & Clark, Inc.
                                              dated September 8, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                              Registration Statement.)

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., formerly Scudder Fund Distributors, Inc., dated July
                                              15, 1985.
                                              (Incorporated by reference to Exhibit 6 to Post-Effective Amendment
                                              No. 28 to the Registration Statement.)

                                      (b)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc. dated September 17, 1992.
                                              (Incorporated by reference to Exhibit 6(b) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Contract between the Registrant and Brown Brothers
                                              Harriman & Co. dated April 14, 1986.
                                              (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective
                                              Amendment No. 28 to the Registration Statement.)

                                      (a)(2)  Custodian Contract between the Registrant, on behalf of Scudder
                                              Latin America Fund, and Brown Brothers Harriman & Co. dated December
                                              7, 1992.
                                              (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (a)(3)  Custodian Contract between the Registrant, on behalf of Scudder
                                              Pacific Opportunities Fund, and Brown Brothers Harriman & Co. dated
                                              December 7, 1992.
                                              (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective
                                              Amendment No. 37 to the Registration Statement.)

                                      (a)(4)  Custodian Contract between the Registrant, on behalf of Scudder
                                              Greater Europe Growth Fund, and Brown Brothers Harriman & Co. dated
                                              October 10, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                              Registration Statement.)

                                      (a)(5)  Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective
                                              Amendment No. 24 to the Registration Statement.)

                                      (a)(6)  Revised fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                              Registration Statement.)

                                      (b)(1)  Master Subcustodian Agreement between Brown Brothers Harriman & Co.
                                              and Morgan Guaranty Trust Company of New York, Tokyo office, dated
                                              November 8, 1976.
                                              (Incorporated by reference to Exhibit 8(b)(1) to Post-Effective
                                              Amendment No. 21 to the Registration Statement.)

                                 Part C - Page 4



                                      (b)(2)  Fee schedule for Exhibit 8(b)(1).
                                              (Incorporated by reference to Exhibit 8(b)(2) to Post-Effective
                                              Amendment No. 21 to the Registration Statement.)

                                      (c)(1)  Master Subcustodian Agreement between Brown Brothers Harriman & Co.
                                              and Morgan Guaranty Trust Company of New York, Brussels office, dated November 15, 1976.
                                              (Incorporated by reference to Exhibit 8(c)(1) to Post-Effective
                                              Amendment No. 21 to the Registration Statement.)

                                      (c)(2)  Fee schedule for Exhibit 8(c)(l).
                                              (Incorporated by reference to Exhibit 8(c)(2) to Post-Effective
                                              Amendment No. 23 to the Registration Statement.)

                                      (d)(1)  Subcustodian Agreement between Brown Brothers Harriman & Co. and The
                                              Bank of New York, London office, dated January 30, 1979.
                                              (Incorporated by reference to Exhibit 8(d)(1) to Post-Effective
                                              Amendment No. 21 to the Registration Statement.)

                                      (d)(2)  Fee schedule for Exhibit 8(d)(1).
                                              (Incorporated by reference to Exhibit 8(d)(2) to Post-Effective
                                              Amendment No. 21 to the Registration Statement.)

                                      (e)(1)  Master Subcustodian Agreement between Brown Brothers Harriman & Co.
                                              and The Chase Manhattan Bank, N.A., Singapore office, dated June 9,
                                              1980.
                                              (Incorporated by reference to Exhibit 8(e)(1) to Post-Effective
                                              Amendment No. 23 to the Registration Statement.)

                                      (e)(2)  Fee schedule for Exhibit 8(e)(1).
                                              (Incorporated by reference to Exhibit 8(e)(2) to Post-Effective
                                              Amendment No. 23 to the Registration Statement.)

                                      (f)(1)  Master Subcustodian Agreement between Brown Brothers Harriman & Co.
                                              and The Chase Manhattan Bank, N.A., Hong Kong office, dated June 4,
                                              1979.
                                              (Incorporated by reference to Exhibit 8(f)(1) to Post-Effective
                                              Amendment No. 23 to the Registration Statement.)

                                      (f)(2)  Fee schedule for Exhibit 8(f)(1).
                                              (Incorporated by reference to Exhibit 8(f)(2) to Post-Effective
                                              Amendment No. 23 to the Registration Statement.)

                                      (g)(1)  Master Subcustodian Agreement between Brown Brothers Harriman & Co.
                                              and Citibank, N.A. New York office, dated July 16, 1981.
                                              (Incorporated by reference to Exhibit 8(g)(1) to Post-Effective
                                              Amendment No. 24 to the Registration Statement.)

                                      (g)(2)  Fee schedule for Exhibit 8(g)(1).
                                              (Incorporated by reference to Exhibit 8(g)(2) to Post-Effective


                                 Part C - Page 5

                                              Amendment No. 24 to the Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective
                                              Amendment No. 32 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(2) to Post-Effective
                                              Amendment No. 32 to the Registration Statement.)

                                      (a)(3)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation dated June 8, 1995.
                                              (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                              Registration Statement.)

                                      (b)     Letter Agreement between the Registrant and Cazenove, Inc. dated
                                              January 23, 1978, with respect to the pricing of securities.
                                              (Incorporated by reference to Exhibit 9(b) to Post-Effective
                                              Amendment No. 21 to the Registration Statement.)

                                      (c)(1)  COMPASS Service Agreement between the Registrant and Scudder Trust
                                              Company dated January 1, 1990.
                                              (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective
                                              Amendment No. 32 to the Registration Statement.)

                                      (c)(2)  Fee schedule for Exhibit (9)(c)(1).
                                              (Incorporated by reference to Exhibit 9(c)(2) to Post-Effective
                                              Amendment No. 32 to the Registration Statement.)

                                      (c)(3)  COMPASS and TRAK 2000 Service Agreement between the Registrant and
                                              Scudder Trust Company dated October 1, 1995 is filed herein.

                                      (d)(1)  Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990.
                                              (Incorporated by reference to Exhibit 9(c)(2) to Post-Effective
                                              Amendment No. 32 to the Registration Statement.)

                                      (d)(2)  Administrative Services Agreement between the Registrant and
                                              McGladrey & Pullen, Inc. dated September 30, 1995 is filed herein.

                                      (e)(1)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund Accounting
                                              Corporation dated October 10, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 44 to the
                                              Registration Statement.)

                                      (e)(2)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund Accounting
                                              Corporation dated April 12, 1995 is filed herein.
                                              (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                              Registration Statement.)

                                      (e)(3)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund, dated May 17, 1995 is filed herein.


                                 Part C - Page 6


                                      (e)(4)  Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, dated May 5, 1995 is filed herein.

                             10.              Opinion of Counsel is filed herein.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              (Incorporated by reference to Exhibit 14(a) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A (File Nos. 2-13627 and 811-42).)

                                      (b)     Scudder Individual Retirement Plan.
                                              (Incorporated by reference to Exhibit 14(b) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A (File Nos.  2-13627 and 811-42).)

                                      (c)     Scudder Funds 403(b) Plan.
                                              (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund
                                              Post-Effective Amendment No. 46 to its Registration Statement on
                                              Form N-1A (File Nos.  2-13627 and 811-42).)

                                      (d)     Scudder Employer - Select 403(b) Plan.
                                              (Incorporated by reference to Exhibit 14(e)(2) to Scudder Income
                                              Fund, Inc. Post-Effective Amendment No. 43 to its Registration
                                              Statement on Form N-1A (File Nos. 2-13627 and 811-42).)

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              (Incorporated by reference to Exhibit 14(f) to Scudder Income Fund,
                                              Inc. Post-Effective Amendment No. 43 to its Registration Statement
                                              on Form N-1A (File Nos. 2-13627 and 811-42).)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotations.
                                              (Incorporated by reference to Exhibit 16 to Post-Effective Amendment
                                              No. 31 to the Registration Statement.)

                             17.              Financial Data Schedules are filed herein.

                             18.              Inapplicable.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None


                                 Part C - Page 7


Item 26.          Number of Holders of Securities (as of December 31, 1995).
--------          ----------------------------------------------------------

                                         (1)                                              (2)

                                   Title of Class                               Number of Shareholders
                                   --------------                               ----------------------

                   Capital Stock ($.01 par value per share)
                        Scudder International Fund                                      128,730
                        Scudder Latin America Fund                                       80,284
                        Scudder Pacific Opportunities Fund                               45,034
                        Scudder Greater Europe Growth Fund                                6,994

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder
                  Investor Services, Inc., and all of the registered investment companies advised by Scudder,
                  Stevens & Clark, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

                  TENTH:  Liability and Indemnification
                  ------  -----------------------------

                           To the fullest extent permitted by the Maryland General Corporation Law and the
                  Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages.  The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.  No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                           The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the
                  Maryland General Corporation law, as may be amended from time to time, and the Investment
                  Company Act of 1940.  The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law.
                  Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                           The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                           The rights provided to any person by this Article shall be enforceable against the
                  Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein.  No amendment of these Articles of
                  Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.


                                 Part C - Page 8


                           Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the
                  Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the
                  Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                                     ARTICLE V
                                                     ---------

                                           INDEMNIFICATION AND INSURANCE
                                           -----------------------------

         SECTION 1.  Indemnification of Directors and Officers.  Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys'
fees)     actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as
such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         SECTION 2.  Advances.  Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and
the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the
Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         SECTION 3.  Procedure.  At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the
1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by
(a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.


                                 Part C - Page 9

         SECTION 4.  Indemnification of Employees and Agents.  Employees and agents who are not officers or
Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the
Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

         SECTION 5.  Other Rights.  The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 6.  Constituent, Resulting or Surviving Corporations.  For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a
Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Inverlatin Dollar Income Fund, Inc. (investment company) Georgetown, Grand
                                 Cayman, Cayman Islands
                           Director, ProMexico Fixed Income Dollar Fund, Inc. (investment company) Georgetown,
                                 Grand Cayman, Cayman Islands
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Partner, George Birdsong Co., Rye, NY

                                 Part C - Page 10


Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (Director only on Scudder Global Fund, a series of Scudder Global Fund, Inc.) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)**
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)*
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**


                                 Part C - Page 11

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)++
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

Douglas M. Loudon          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Securities Trust (investment company)*
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Chairman, World Capital Fund (investment company) Luxembourg ##
                           Managing Director, Kankaku - Scudder Capital Asset Management Corporation (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           President, The Japan Fund, Inc. (investment company)**
                           Trustee, Scudder, Stevens & Clark Supplemental Retirement Income Plan
                           Trustee, Scudder, Stevens & Clark Profit Sharing Plan **
                           Chairman & Director, The World Capital Fund (investment company) Luxembourg
                           Chairman & Director, Scudder, Stevens & Clark (Luxembourg), S.A., Luxembourg#
                           Chairman, Canadian High Income Fund (investment company) #
                           Chairman, Hot Growth Companies Fund (investment company) #
                           Vice President & Director, Scudder Precious Metals, Inc. xxx
                           Director, Berkshire Farm & Services for Youth
                           Board of Governors & President, Investment Counsel Association of America

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Juris Padegs               Secretary & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, The Brazil Fund, Inc.  (investment company)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Trustee, Scudder Funds Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*


                                 Part C - Page 12

                           Vice President, Assistant Secretary & Director, Scudder International Fund, Inc.
                                 (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Chairman & Director, The Korea Fund, Inc. (investment company)**
                           Vice President & Director, The Argentina Fund, Inc. (investment company)**
                           Secretary, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser),
                                 Toronto, Ontario, Canada
                           Vice President & Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Assistant Secretary, SFA, Inc. (advertising agency)*
                           Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)**
                           Assistant Treasurer & Director, Kankaku - Scudder Capital Asset Management (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Chairman & Supervisory Director, Sovereign High Yield Investment Company N.V.
                                 (investment company) +
                           Director, President Investment Trust Corporation (Joint Venture)***
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx
                           Vice President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman, Scudder, Stevens & Clark Overseas Corporationoo
                           Director, Scudder Trust (Cayman) Ltd. (trust services company)xxx
                           Director, ICI Mutual Insurance Company, Inc., Washington, D.C.
                           Director, Baltic International USA
                           Director, Baltic International Airlines (a limited liability company) Riga, Latvia

Daniel Pierce              Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)**


                                 Part C - Page 13

                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman, Assistant Treasurer & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)*
                           Vice President, AARP Growth Trust (investment company)*
                           Vice President, AARP Income Trust (investment company)*
                           Vice President, AARP Tax Free Income Trust (investment company)*

Edmond D. Villani          President & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Manager S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

                                Part C - Page 14


         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        11, rue Aldringen, L-1118 Luxembourg, Grand-Duchy of Luxembourg
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110


                                Part C - Page 15

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Mark S. Casady                    Vice President and Director             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director                                None
         345 Park Avenue
         New York, NY  10154

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         Assistant Secretary
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Cuyler W. Findlay                 Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Vice President, Director,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Senior Vice President and               None
         Two International Place           Director
         Boston, MA 02110

         David S. Lee                      President, Assistant                    Vice President & Assistant
         Two International Place           Treasurer and Director                  Treasurer
         Boston, MA 02110

         Douglas M. Loudon                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Thomas F. McDonough               Clerk                                   Vice President & Secretary
         Two International Place
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154


                                Part C - Page 16

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------


         Edward J. O'Connell               Assistant Treasurer                     Vice President & Assistant
         345 Park Avenue                                                           Treasurer
         New York, NY 10154

         Juris Padegs                      Vice President and Director             Director, Vice President &
         345 Park Avenue                                                           Assistant Secretary
         New York, NY 10154

         Daniel Pierce                     Vice President, Director                Director
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Vice President                          Vice President & Assistant
         345 Park Avenue                                                           Secretary
         New York, NY  10154

         Edmund J. Thimme                  Vice President and Director             None
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area.  Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions        Other Compensation
                 -----------             -----------       ---------------       -----------        ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the
                  1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc.,
                  345 Park Avenue, New York, New York 10154.  Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston,
                  Massachusetts.  Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts
                  02110-4103.


                                Part C - Page 17

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings
--------          ------------

                  The Registrant hereby undertakes to file a post-effective amendment, using reasonably current financial statements of Scudder Emerging Markets Growth Fund, within four to six months from the effective date of the Registrant's Registration Statement under the 1933 Act.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of such Fund's latest annual report to shareholders upon request and without change.

                  The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  The Registrant hereby undertakes, insofar as indemnification for liability arising under the
                  Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submits to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.





                                Part C - Page 18

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the th day of February 26, 1996.



                                   SCUDDER INTERNATIONAL FUND, INC.



                                   By    /s/Thomas F. McDonough
                                        -------------------------------
                                        Thomas F. McDonough,
                                        Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE               TITLE                     DATE
---------               -----                     ----


/s/Nicholas Bratt
-------------------
Nicholas Bratt*         President (Principal      February 26, 1996
                        Executive Officer)
                        and Director


/s/Paul Bancroft, III
----------------------
Paul Bancroft, III*     Director                  February 26, 1996

/s/Thomas J. Devine
-------------------
Thomas J. Devine*       Director                  February 26, 1996

/s/Keith R. Fox
-------------------
Keith R. Fox            Director                  February 26, 1996

/s/William H. Gleysteen, Jr.
-------------------
William H.              Director                  February 26, 1996
Gleysteen, Jr.*

/s/William H. Luers
-------------------
William H. Luers*       Director                  February 26, 1996

/s/Wilson Nolen
-------------------
Wilson Nolen*           Director                  February 26, 1996

SIGNATURE               TITLE                     DATE
---------               -----                     ----


/s/Juris Padegs
-------------------
Juris Padegs*           Vice President,           February 26, 1996
                        Assistant Secretary
                        and Director



/s/Daniel Pierce
-------------------
Daniel Pierce*          Director                  February 26, 1996



/s/Gordon Shilllinglaw
----------------------
Gordon Shillinglaw*     Director                  February 26, 1996



/s/Edmond D. Villani
--------------------
Edmond D. Villani*      Chairman of the Board     February 26, 1996
                        and Director



/s/Pamela A. McGrath
---------------------
Pamela A. McGrath       Vice President and        February 26, 1996
                        Treasurer (Principal
                        Financial and
                        Accounting Officer)




*By: /s/Thomas F. McDonough,
     ----------------------
     Thomas F. McDonough,
     Attorney-in-Fact pursuant to a
     power of attorney contained in
     the signature page of
     Post-Effective Amendment Nos.
     35 and 47 to the Registration
     Statement, filed October 8,
     1992, and February __, 1996,
     respectively.

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the
Commonwealth of Massachusetts on the        day of February, 1996.

                                   SCUDDER INTERNATIONAL FUND, INC.


                              By  /s/Thomas F. McDonough,
                                  ------------------------
                                   Thomas F. McDonough,
                                   Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon
A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE               TITLE                     DATE
----------              -----                     ----

/s/Keith R. Fox
Keith R. Fox            Director                  February       , 1996

                                                          File No. 2-14400

                                                          File No. 811-642



                                     SECURITIES AND EXCHANGE COMMISSION

                                           Washington, D.C. 20549



                                                  EXHIBITS

                                                     TO

                                                 FORM N-1A



                                      POST-EFFECTIVE AMENDMENT No. 47

                                         TO REGISTRATION STATEMENT

                                                   UNDER

                                         THE SECURITIES ACT OF 1933

                                                    AND

                                              AMENDMENT NO. 27

                                         TO REGISTRATION STATEMENT

                                                   UNDER

                                     THE INVESTMENT COMPANY ACT OF 1940



                                      SCUDDER INTERNATIONAL FUND, INC.

                                      SCUDDER INTERNATIONAL FUND, INC.

                                               EXHIBIT INDEX



                                              Exhibit 9(c)(3)

                                              Exhibit 9(d)(2)

                                              Exhibit 9(e)(3)

                                              Exhibit 9(e)(4)

                                                 Exhibit 10

                                                 Exhibit 11

                                                 Exhibit 17